UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	May 31, 2020

TIAA-CREF

Lifecycle Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	3

Letter to investors

Global financial markets produced mixed results for the twelve months ended May 31, 2020, as the effects of the COVID-19 pandemic persisted. U.S. equities posted double-digit gains amid continued economic growth for most of the period. Foreign stocks declined, with international developed markets faring better than emerging markets. U.S. fixed-income securities delivered strong gains as U.S. Treasury yields fell sharply across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.

•	All twelve TIAA-CREF Lifecycle Funds delivered positive returns for the period; however, all trailed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 5.9% for the Lifecycle Retirement Income Fund to 6.5% for the Lifecycle 2040 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

U.S. markets rose while international equities fell

U.S. equities advanced for the twelve months, despite the negative impact of the COVID-19 pandemic. The broad domestic stock market, as represented by the Russell 3000® Index, gained 11.5%. The U.S. economy grew at a steady pace for much of the period but contracted at an annualized rate of 5.0% during the first quarter of 2020. To help stimulate the economy, the Federal Reserve cut the federal funds target rate twice in March 2020 to 0.00%–0.25%, having already reduced the key short-term interest-rate measure three other times during the period.

International stocks did not perform as well as their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.4% in U.S.-dollar terms. In January 2020, the United States and China signed phase one of a trade deal in which the United States would reduce certain tariffs on Chinese products in exchange for China’s agreement to purchase more American farm, energy and manufactured goods.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts and Treasury yield declines. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.4% for the period.

4	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Maintaining a calm, balanced approach during periods of uncertainty

The COVID-19 pandemic occurred during one of the longest economic expansions in U.S. history. As the economic shutdown grew from days to weeks, managing daily routines became a challenge and stock markets around the world reacted with steep declines. However, equities demonstrated their resiliency with a strong rally in April and May. While it’s only natural to become more anxious during periods of elevated market volatility, paying too much attention to short-term events can shift your focus away from your long-term objectives. Often, the best course of action during periods of turmoil may be to stick with your financial plan and remain invested in a diversified portfolio that includes multiple asset classes. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019–May 31, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)
Retirement Income Fund actual return	$1,000.00	$997.32	$1.60		$1.80
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.82
2010 Fund actual return	1,000.00	996.73	1.60		1.80
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.82
2015 Fund actual return	1,000.00	993.88	1.64		1.84
5% annual hypothetical return	1,000.00	1,023.35	1.67		1.87
2020 Fund actual return	1,000.00	989.12	1.69		1.89
5% annual hypothetical return	1,000.00	1,023.30	1.72		1.92
2025 Fund actual return	1,000.00	983.40	1.74		1.98
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.02
2030 Fund actual return	1,000.00	975.96	1.78		2.03
5% annual hypothetical return	1,000.00	1,023.20	1.82		2.07
2035 Fund actual return	1,000.00	968.60	1.82		2.12
5% annual hypothetical return	1,000.00	1,023.15	1.87		2.17
2040 Fund actual return	1,000.00	962.50	1.82		2.11
5% annual hypothetical return	1,000.00	1,023.15	1.87		2.17
2045 Fund actual return	1,000.00	955.84	1.86		2.15
5% annual hypothetical return	1,000.00	1,023.10	1.92		2.23
2050 Fund actual return	1,000.00	955.72	1.86		2.15
5% annual hypothetical return	1,000.00	1,023.10	1.92		2.23
2055 Fund actual return	1,000.00	954.16	1.86		2.15
5% annual hypothetical return	1,000.00	1,023.10	1.92		2.23
2060 Fund actual return	1,000.00	953.73	1.86		2.15
5% annual hypothetical return	1,000.00	1,023.10	1.92		2.23

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.32% for the Retirement Income Fund, 0.32% for the 2010 Fund, 0.33% for the 2015 Fund, 0.34% for the 2020 Fund, 0.35% for the 2025 Fund, 0.36% for the 2030 Fund, 0.37% for the 2035 Fund, 0.37% for the 2040 Fund, 0.38% for the 2045 Fund, 0.38% for the 2050 Fund, 0.38% for the 2055 Fund and 0.38% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

10	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.36% for the Retirement Income Fund, 0.36% for the 2010 Fund, 0.37% for the 2015 Fund, 0.38% for the 2020 Fund, 0.40% for the 2025 Fund, 0.41% for the 2030 Fund, 0.43% for the 2035 Fund, 0.43% for the 2040 Fund, 0.44% for the 2045 Fund, 0.44% for the 2050 Fund, 0.44% for the 2055 Fund and 0.44% for the 2060 Fund.

Expense examples

Six months ended May 31, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)
Retirement Income Fund actual return	$1,000.00	$995.99	$2.05		$2.30
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.33
2010 Fund actual return	1,000.00	997.45	1.80		2.00
5% annual hypothetical return	1,000.00	1,023.20	1.82		2.02
2015 Fund actual return	1,000.00	992.53	1.94		2.14
5% annual hypothetical return	1,000.00	1,023.05	1.97		2.17
2020 Fund actual return	1,000.00	989.01	1.99		2.19
5% annual hypothetical return	1,000.00	1,023.00	2.02		2.23
2025 Fund actual return	1,000.00	982.01	2.08		2.33
5% annual hypothetical return	1,000.00	1,022.90	2.12		2.38
2030 Fund actual return	1,000.00	975.59	2.17		2.42
5% annual hypothetical return	1,000.00	1,022.80	2.23		2.48
2035 Fund actual return	1,000.00	968.22	2.26		2.51
5% annual hypothetical return	1,000.00	1,022.70	2.33		2.58
2040 Fund actual return	1,000.00	962.06	2.11		2.40
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.48
2045 Fund actual return	1,000.00	956.40	2.10		2.40
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.48
2050 Fund actual return	1,000.00	954.82	2.00		2.35
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.43
2055 Fund actual return	1,000.00	954.12	1.95		2.30
5% annual hypothetical return	1,000.00	1,023.00	2.02		2.38
2060 Fund actual return	1,000.00	953.71	2.05		2.39
5% annual hypothetical return	1,000.00	1,022.90	2.12		2.48

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	11

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.41% for the Retirement Income Fund, 0.36% for the 2010 Fund, 0.39% for the 2015 Fund, 0.40% for the 2020 Fund, 0.42% for the 2025 Fund, 0.44% for the 2030 Fund, 0.46% for the 2035 Fund, 0.43% for the 2040 Fund, 0.43% for the 2045 Fund, 0.41% for the 2050 Fund, 0.40% for the 2055 Fund and 0.42% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.46% for the Retirement Income Fund, 0.40% for the 2010 Fund, 0.43% for the 2015 Fund, 0.44% for the 2020 Fund, 0.47% for the 2025 Fund, 0.49% for the 2030 Fund, 0.51% for the 2035 Fund, 0.49% for the 2040 Fund, 0.49% for the 2045 Fund, 0.48% for the 2050 Fund, 0.47% for the 2055 Fund and 0.49% for the 2060 Fund.

12	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)
Retirement Income Fund actual return	$1,000.00	$995.59	$2.34		$2.54
5% annual hypothetical return	1,000.00	1,022.65	2.38		2.58
2010 Fund actual return	1,000.00	995.63	2.34		2.54
5% annual hypothetical return	1,000.00	1,022.65	2.38		2.58
2015 Fund actual return	1,000.00	991.83	2.39		2.59
5% annual hypothetical return	1,000.00	1,022.60	2.43		2.63
2020 Fund actual return	1,000.00	989.03	2.44		2.64
5% annual hypothetical return	1,000.00	1,022.55	2.48		2.68
2025 Fund actual return	1,000.00	982.20	2.48		2.73
5% annual hypothetical return	1,000.00	1,022.50	2.53		2.78
2030 Fund actual return	1,000.00	975.73	2.52		2.77
5% annual hypothetical return	1,000.00	1,022.45	2.58		2.83
2035 Fund actual return	1,000.00	968.38	2.56		2.85
5% annual hypothetical return	1,000.00	1,022.40	2.63		2.93
2040 Fund actual return	1,000.00	961.28	2.55		2.84
5% annual hypothetical return	1,000.00	1,022.40	2.63		2.93
2045 Fund actual return	1,000.00	955.93	2.59		2.88
5% annual hypothetical return	1,000.00	1,022.35	2.68		2.98
2050 Fund actual return	1,000.00	954.98	2.59		2.88
5% annual hypothetical return	1,000.00	1,022.35	2.68		2.98
2055 Fund actual return	1,000.00	953.32	2.59		2.88
5% annual hypothetical return	1,000.00	1,022.35	2.68		2.98
2060 Fund actual return	1,000.00	953.25	2.59		2.88
5% annual hypothetical return	1,000.00	1,022.35	2.68		2.98

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.47% for the Retirement Income Fund, 0.47% for the 2010 Fund, 0.48% for the 2015 Fund, 0.49% for the 2020 Fund, 0.50% for the 2025 Fund, 0.51% for the 2030 Fund, 0.52% for the 2035 Fund, 0.52% for the 2040 Fund, 0.53% for the 2045 Fund, 0.53% for the 2050 Fund, 0.53% for the 2055 Fund and 0.53% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	13

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51% for the Retirement Income Fund, 0.51% for the 2010 Fund, 0.52% for the 2015 Fund, 0.53% for the 2020 Fund, 0.55% for the 2025 Fund, 0.56% for the 2030 Fund, 0.58% for the 2035 Fund, 0.58% for the 2040 Fund, 0.59% for the 2045 Fund, 0.59% for the 2050 Fund, 0.59% for the 2055 Fund and 0.59% for the 2060 Fund.

Expense examples

Six months ended May 31, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)
Retirement Income Fund actual return	$1,000.00	$995.93	$2.84		$3.04
5% annual hypothetical return	1,000.00	1,022.15	2.88		3.08
2010 Fund actual return	1,000.00	995.42	2.84		3.04
5% annual hypothetical return	1,000.00	1,022.15	2.88		3.08
2015 Fund actual return	1,000.00	991.79	2.89		3.09
5% annual hypothetical return	1,000.00	1,022.10	2.93		3.13
2020 Fund actual return	1,000.00	988.28	2.93		3.13
5% annual hypothetical return	1,000.00	1,022.05	2.98		3.18
2025 Fund actual return	1,000.00	981.87	2.97		3.22
5% annual hypothetical return	1,000.00	1,022.00	3.03		3.29
2030 Fund actual return	1,000.00	974.50	3.01		3.26
5% annual hypothetical return	1,000.00	1,021.95	3.08		3.34
2035 Fund actual return	1,000.00	967.60	3.05		3.34
5% annual hypothetical return	1,000.00	1,021.90	3.13		3.44
2040 Fund actual return	1,000.00	961.34	3.04		3.33
5% annual hypothetical return	1,000.00	1,021.90	3.13		3.44
2045 Fund actual return	1,000.00	955.48	3.08		3.37
5% annual hypothetical return	1,000.00	1,021.85	3.18		3.49
2050 Fund actual return	1,000.00	953.81	3.08		3.37
5% annual hypothetical return	1,000.00	1,021.85	3.18		3.49
2055 Fund actual return	1,000.00	952.51	3.08		3.37
5% annual hypothetical return	1,000.00	1,021.85	3.18		3.49
2060 Fund actual return	1,000.00	952.46	3.08		3.37
5% annual hypothetical return	1,000.00	1,021.85	3.18		3.49

14	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.57% for the Retirement Income Fund, 0.57% for the 2010 Fund, 0.58% for the 2015 Fund, 0.59% for the 2020 Fund, 0.60% for the 2025 Fund, 0.61% for the 2030 Fund, 0.62% for the 2035 Fund, 0.62% for the 2040 Fund, 0.63% for the 2045 Fund, 0.63% for the 2050 Fund, 0.63% for the 2055 Fund and 0.63% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.61% for the Retirement Income Fund, 0.61% for the 2010 Fund, 0.62% for the 2015 Fund, 0.63% for the 2020 Fund, 0.65% for the 2025 Fund, 0.66% for the 2030 Fund, 0.68% for the 2035 Fund, 0.68% for the 2040 Fund, 0.69% for the 2045 Fund, 0.69% for the 2050 Fund, 0.69% for the 2055 Fund and 0.69% for the 2060 Fund.

Expense examples

Six months ended May 31, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)
Retirement Income Fund actual return	$1,000.00	$995.99	$2.84		$3.04
5% annual hypothetical return	1,000.00	1,022.15	2.88		3.08

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.57% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.61% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	15

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2020

Each of the twelve TIAA-CREF Lifecycle Funds generated gains for the period, but all trailed their respective composite benchmarks. Returns for the Retirement Class ranged from 5.88% for the Retirement Income Fund to 6.51% for the Lifecycle 2040 Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.84 of a percentage point for the 2060 Fund to 2.29 percentage points for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

U.S. stocks and bonds advanced despite impact of COVID-19 pandemic

The U.S. economy expanded at a moderate pace for the first six months of the period, but it was jolted in 2020 by the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.1% in both the third and fourth quarters of 2019 but contracted by 5.0% during the first quarter of 2020, according to the government’s “second” estimate. The unemployment rate jumped to 14.7% in April but receded slightly to 13.3% in May, reflecting a modest resumption of economic activity. Core inflation, which includes all items except food and energy, eased to 1.2% for the twelve months ended May 31, 2020, while oil prices fell sharply.

During the twelve months, the Federal Reserve lowered the federal funds target rate on five occasions, bringing the key short-term interest-rate measure to 0.00%–0.25% by March 2020.

The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.46% for the period. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.41% in U.S.-dollar terms.

U.S. investment-grade bonds performed well as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.42%, while short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, advanced 4.57%.

Large-cap growth funds performed best

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The

16	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Unless otherwise stated, all funds mentioned below are TIAA-CREF Funds.)

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were aided by strong performances in certain stock categories and mostly solid gains from fixed-income investments. The Large-Cap Growth Fund and the Quant Large-Cap Growth Fund performed best among domestic equity funds. The Growth & Income Fund also generated a solid gain, while the Quant Small-Cap Equity Fund had a loss in the high single digits. The International Opportunities Fund performed best in the foreign equity category with a double-digit gain. Among U.S. fixed-income Funds, the Core Bond Fund and the Core Plus Bond Fund advanced, while the Emerging Markets Debt Fund declined slightly.

Domestic stock and fixed-income funds hamper relative performance

All of the Lifecycle Funds underperformed their composite benchmarks, due mostly to the performance of underlying funds investing in domestic stocks and fixed-income securities, as well as the effect of expenses. Among domestic equity funds, underperformance by the Growth & Income Fund and the Quant Large-Cap Growth Fund were the largest detractors from relative performance. That impact was partially offset by a positive contribution from the Large-Cap Value Fund, which outperformed its benchmark.

Within the foreign stock segment, most funds, led by the International Opportunities Fund, aided relative performance by exceeding their respective benchmarks. The exception was the Quant International Small-Cap Equity Fund, which trailed its benchmark. All funds in the fixed-income category detracted from relative performance, while the Inflation-Linked Bond Fund made a slightly positive contribution.

Fund performance fell within a narrow range

The Lifecycle Funds generated a relatively narrow range of returns during the twelve-month period. Due to the high volatility that characterized much of the period, some Lifecycle Funds with different time horizons and asset allocation strategies performed similarly over the entire twelve months. For example, the 2025 Fund—which allocates close to half of its assets to fixed income, and the 2045 Fund, which allocates about 90% of its assets to stocks, both returned 6.40% for the period. (Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	17

Lifecycle Retirement Income Fund

Performance as of May 31, 2020

Lifecycle Retirement Income Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	6.14%	4.64%		6.48%		0.53%	0.37%
Advisor Class	12/4/15	6.04	4.58	†	6.32	†	0.61	0.45
Premier Class	9/30/09	5.97	4.48		6.32		0.68	0.52
Retirement Class	11/30/07	5.88	4.38		6.22		0.78	0.62
Retail Class	11/30/07	5.97	4.40		6.24		0.81	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	8.17	4.96		6.48		—	—
Broad market index
S&P Target Date Retirement Income Index	—	7.07	4.20		5.34		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	25.15	24.50
International equity	10.77	10.50
Fixed income
Fixed income	39.64	40.00
Short-term fixed income	9.88	10.00
Inflation-protected assets	9.89	10.00
Direct real estate	4.48	5.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	19

Lifecycle 2010 Fund

Performance as of May 31, 2020

Lifecycle 2010 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.29%	4.77%		6.97%		0.50%	0.37%
Advisor Class	12/4/15	6.45	4.76	†	6.84	†	0.58	0.45
Premier Class	9/30/09	6.10	4.62		6.81		0.65	0.52
Retirement Class	10/15/04	6.02	4.50		6.70		0.75	0.62
Lifecycle 2010 Fund Composite Index‡	—	8.21	5.10		6.96		—	—
Broad market index
S&P Target Date 2010 Index	—	6.93	4.45		6.05		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	25.24	24.50
International equity	10.81	10.50
Fixed income
Fixed income	39.63	40.00
Short-term fixed income	9.83	10.00
Inflation-protected assets	9.83	10.00
Direct real estate	4.48	5.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	21

Lifecycle 2015 Fund

Performance as of May 31, 2020

Lifecycle 2015 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.43%	4.95%		7.40%		0.50%	0.38%
Advisor Class	12/4/15	6.29	4.87	†	7.23	†	0.58	0.46
Premier Class	9/30/09	6.14	4.78		7.23		0.65	0.53
Retirement Class	10/15/04	6.06	4.68		7.14		0.75	0.63
Lifecycle 2015 Fund Composite Index‡	—	8.28	5.31		7.43		—	—
Broad market index
S&P Target Date 2015 Index	—	6.63	4.68		6.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2015 Fund Composite Index consisted of: 39.0% Bloomberg Barclays U.S. Aggregate Bond Index; 31.5% Russell 3000® Index; 13.5% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	28.72	28.00
International equity	12.32	12.00
Fixed income
Fixed income	38.52	39.00
Short-term fixed income	7.84	8.00
Inflation-protected assets	7.85	8.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	23

Lifecycle 2020 Fund

Performance as of May 31, 2020

Lifecycle 2020 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.43%	5.15%		7.93%		0.51%	0.39%
Advisor Class	12/4/15	6.42	5.11	†	7.77	†	0.59	0.47
Premier Class	9/30/09	6.35	5.01		7.78		0.66	0.54
Retirement Class	10/15/04	6.21	4.91		7.66		0.76	0.64
Lifecycle 2020 Fund Composite Index‡	—	8.34	5.57		8.00		—	—
Broad market index
S&P Target Date 2020 Index	—	6.50	4.91		7.32		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2020 Fund Composite Index consisted of: 37.9% Bloomberg Barclays U.S. Aggregate Bond Index; 35.1% Russell 3000® Index; 15.0% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	32.29	31.50
International equity	13.85	13.50
Fixed income
Fixed income	37.45	38.00
Short-term fixed income	5.87	6.00
Inflation-protected assets	5.87	6.00
Direct real estate	4.48	5.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	25

Lifecycle 2025 Fund

Performance as of May 31, 2020

Lifecycle 2025 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.59%	5.37%		8.44%		0.52%	0.41%
Advisor Class	12/4/15	6.55	5.29	†	8.27	†	0.60	0.49
Premier Class	9/30/09	6.41	5.22		8.27		0.67	0.56
Retirement Class	10/15/04	6.40	5.11		8.18		0.77	0.66
Lifecycle 2025 Fund Composite Index‡	—	8.29	5.84		8.56		—	—
Broad market index
S&P Target Date 2025 Index	—	6.12	5.10		7.78		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2025 Fund Composite Index consisted of: 40.7% Russell 3000® Index; 33.9% Bloomberg Barclays U.S. Aggregate Bond Index; 17.4% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	38.51	37.80
International equity	16.52	16.20
Fixed income
Fixed income	32.52	33.00
Short-term fixed income	3.89	4.00
Inflation-protected assets	3.89	4.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	27

Lifecycle 2030 Fund

Performance as of May 31, 2020

Lifecycle 2030 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.69%	5.56%		8.92%		0.53%	0.42%
Advisor Class	12/4/15	6.65	5.49	†	8.74	†	0.61	0.50
Premier Class	9/30/09	6.52	5.40		8.75		0.68	0.57
Retirement Class	10/15/04	6.42	5.29		8.64		0.78	0.67
Lifecycle 2030 Fund Composite Index‡	—	8.21	6.10		9.11		—	—
Broad market index
S&P Target Date 2030 Index	—	5.71	5.23		8.18		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2030 Fund Composite Index consisted of: 46.3% Russell 3000® Index; 29.9% Bloomberg Barclays U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	44.66	44.10
International equity	19.17	18.90
Fixed income
Fixed income	27.62	28.00
Short-term fixed income	1.92	2.00
Inflation-protected assets	1.92	2.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	29

Lifecycle 2035 Fund

Performance as of May 31, 2020

Lifecycle 2035 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.67%	5.73%		9.34%		0.54%	0.43%
Advisor Class	12/4/15	6.64	5.66	†	9.17	†	0.62	0.51
Premier Class	9/30/09	6.59	5.56		9.18		0.69	0.58
Retirement Class	10/15/04	6.48	5.46		9.06		0.79	0.68
Lifecycle 2035 Fund Composite Index‡	—	8.06	6.32		9.62		—	—
Broad market index
S&P Target Date 2035 Index	—	5.17	5.32		8.51		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2035 Fund Composite Index consisted of: 51.9% Russell 3000® Index; 25.9% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.2% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	50.85	50.40
International equity	21.80	21.60
Fixed income	22.64	23.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	31

Lifecycle 2040 Fund

Performance as of May 31, 2020

Lifecycle 2040 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.74%	5.84%		9.59%		0.55%	0.44%
Advisor Class	12/4/15	6.70	5.78	†	9.42	†	0.63	0.52
Premier Class	9/30/09	6.55	5.66		9.41		0.70	0.59
Retirement Class	10/15/04	6.51	5.58		9.31		0.80	0.69
Lifecycle 2040 Fund Composite Index‡	—	7.73	6.47		9.89		—	—
Broad market index
S&P Target Date 2040 Index	—	4.79	5.39		8.73		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2040 Fund Composite Index consisted of: 57.5% Russell 3000® Index; 24.6% MSCI All Country World Index ex USA Investable Market Index; and 17.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	57.02	56.70
International equity	24.44	24.30
Fixed income	13.85	14.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	33

Lifecycle 2045 Fund

Performance as of May 31, 2020

Lifecycle 2045 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	6.60%	5.89%		9.59%		0.56%	0.45%
Advisor Class	12/4/15	6.66	5.85	†	9.43	†	0.64	0.53
Premier Class	9/30/09	6.50	5.73		9.43		0.71	0.60
Retirement Class	11/30/07	6.40	5.64		9.32		0.81	0.70
Lifecycle 2045 Fund Composite Index‡	—	7.35	6.53		9.92		—	—
Broad market index
S&P Target Date 2045 Index	—	4.50	5.41		8.89		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	62.93	63.00
International equity	27.03	27.00
Fixed income	5.29	5.00
Direct real estate	4.47	5.00
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	35

Lifecycle 2050 Fund

Performance as of May 31, 2020

Lifecycle 2050 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	6.70%	5.95%		9.63%		0.57%	0.45%
Advisor Class	12/4/15	6.51	5.88	†	9.45	†	0.65	0.53
Premier Class	9/30/09	6.50	5.80		9.46		0.72	0.60
Retirement Class	11/30/07	6.33	5.67		9.34		0.82	0.70
Lifecycle 2050 Fund Composite Index‡	—	7.29	6.59		9.95		—	—
Broad market index
S&P Target Date 2050 Index	—	4.42	5.48		9.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2050 Fund Composite Index consisted of: 63.9% Russell 3000® Index; 27.4% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	63.78	63.87
International equity	27.41	27.38
Fixed income	4.10	3.75
Direct real estate	4.44	5.00
Other assets & liabilities, net	0.27	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	37

Lifecycle 2055 Fund

Performance as of May 31, 2020

Lifecycle 2055 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	6.56%	5.97%		7.63%		0.59%	0.45%
Advisor Class	12/4/15	6.56	5.94	†	7.48	†	0.67	0.53
Premier Class	4/29/11	6.37	5.82		7.46		0.74	0.60
Retirement Class	4/29/11	6.28	5.72		7.36		0.84	0.70
Lifecycle 2055 Fund Composite Index‡	—	7.23	6.64		8.10	§	—	—
Broad market index
S&P Target Date 2055 Index	—	4.26	5.50		7.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2055 Fund Composite Index consisted of: 64.7% Russell 3000® Index; 27.8% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	64.57	64.75
International equity	27.76	27.75
Fixed income	2.89	2.50
Direct real estate	4.44	5.00
Other assets & liabilities, net	0.34	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	39

Lifecycle 2060 Fund

Performance as of May 31, 2020

Lifecycle 2060 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	6.60%	6.03%		6.65%		0.71%	0.45%
Advisor Class	12/4/15	6.60	5.99	†	6.59	†	0.79	0.53
Premier Class	9/26/14	6.48	5.89		6.50		0.86	0.60
Retirement Class	9/26/14	6.32	5.77		6.39		0.96	0.70
Lifecycle 2060 Fund Composite Index‡	—	7.16	6.70		7.01	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	4.49	5.62		6.07	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle 2060 Fund Composite Index consisted of: 65.7% Russell 3000® Index; 28.1% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	65.09	65.62
International equity	27.96	28.13
Fixed income	1.64	1.25
Direct real estate	4.43	5.00
Other assets & liabilities, net	0.88	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	41

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
2,223,469	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/15/20; cost $23,643,031)		$24,146,872	4.5%
		TOTAL DIRECT REAL ESTATE		24,146,872	4.5
FIXED INCOME—39.6%
10,167,684		TIAA-CREF Core Bond Fund		110,522,725	20.5
6,431,701		TIAA-CREF Core Plus Bond Fund		69,398,055	12.9
1,117,899		TIAA-CREF Emerging Markets Debt Fund		10,262,309	1.9
1,352,085		TIAA-CREF High-Yield Fund		12,155,241	2.2
1,112,445		TIAA-CREF International Bond Fund		11,124,451	2.1
		TOTAL FIXED INCOME		213,462,781	39.6
INFLATION-PROTECTED ASSETS—9.9%
4,496,573		TIAA-CREF Inflation-Linked Bond Fund		53,284,392	9.9
		TOTAL INFLATION-PROTECTED ASSETS		53,284,392	9.9
INTERNATIONAL EQUITY—10.8%
1,049,294		TIAA-CREF Emerging Markets Equity Fund		10,671,325	2.0
1,299,239		TIAA-CREF International Equity Fund		12,940,416	2.4
882,494		TIAA-CREF International Opportunities Fund		12,090,165	2.3
2,270,372		TIAA-CREF Quant International Equity Fund		14,780,121	2.7
884,731		TIAA-CREF Quant International Small-Cap Equity Fund		7,546,756	1.4
		TOTAL INTERNATIONAL EQUITY		58,028,783	10.8
SHORT-TERM FIXED INCOME—9.9%
5,121,328		TIAA-CREF Short-Term Bond Fund		53,210,598	9.9
		TOTAL SHORT-TERM FIXED INCOME		53,210,598	9.9
U.S. EQUITY—25.1%
811,071		Nuveen Dividend Value Fund		9,521,973	1.8
2,093,020		TIAA-CREF Growth & Income Fund		28,967,402	5.4
1,228,605		TIAA-CREF Large-Cap Growth Fund		29,240,803	5.4
1,403,723		TIAA-CREF Large-Cap Value Fund		21,827,898	4.0
1,646,266		TIAA-CREF Quant Large-Cap Growth Fund		25,434,803	4.7
1,173,285		TIAA-CREF Quant Large-Cap Value Fund		9,538,804	1.8
453,079		TIAA-CREF Quant Small-Cap Equity Fund		5,998,772	1.1
468,853		TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,894,829	0.9
		TOTAL U.S. EQUITY		135,425,284	25.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $489,604,682)	537,558,710	99.8

		TOTAL PORTFOLIO	(Cost $489,604,682)	537,558,710	99.8
		OTHER ASSETS & LIABILITIES, NET		1,012,470	0.2
		NET ASSETS		$538,571,180	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $24,146,872 or 4.5% of net assets.

42	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
4,731,761	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–3/17/20; cost $49,892,024)		$51,386,926	4.5%
		TOTAL DIRECT REAL ESTATE		51,386,926	4.5
FIXED INCOME—39.6%
21,647,501		TIAA-CREF Core Bond Fund		235,308,336	20.5
13,715,500		TIAA-CREF Core Plus Bond Fund		147,990,245	12.9
2,398,796		TIAA-CREF Emerging Markets Debt Fund		22,020,951	1.9
2,868,546		TIAA-CREF High-Yield Fund		25,788,227	2.2
2,367,385		TIAA-CREF International Bond Fund		23,673,850	2.1
		TOTAL FIXED INCOME		454,781,609	39.6
INFLATION-PROTECTED ASSETS—9.8%
9,522,623		TIAA-CREF Inflation-Linked Bond Fund		112,843,080	9.8
		TOTAL INFLATION-PROTECTED ASSETS		112,843,080	9.8
INTERNATIONAL EQUITY—10.8%
2,243,430		TIAA-CREF Emerging Markets Equity Fund		22,815,688	2.0
2,780,538		TIAA-CREF International Equity Fund		27,694,157	2.4
1,883,794		TIAA-CREF International Opportunities Fund		25,807,981	2.2
4,852,913		TIAA-CREF Quant International Equity Fund		31,592,465	2.8
1,895,232		TIAA-CREF Quant International Small-Cap Equity Fund		16,166,326	1.4
		TOTAL INTERNATIONAL EQUITY		124,076,617	10.8
SHORT-TERM FIXED INCOME—9.8%
10,853,516		TIAA-CREF Short-Term Bond Fund		112,768,033	9.8
		TOTAL SHORT-TERM FIXED INCOME		112,768,033	9.8
U.S. EQUITY—25.3%
1,728,244		Nuveen Dividend Value Fund		20,289,587	1.8
4,471,928		TIAA-CREF Growth & Income Fund		61,891,478	5.4
2,631,320		TIAA-CREF Large-Cap Growth Fund		62,625,418	5.5
3,000,821		TIAA-CREF Large-Cap Value Fund		46,662,770	4.1
3,525,925		TIAA-CREF Quant Large-Cap Growth Fund		54,475,541	4.7
2,509,868		TIAA-CREF Quant Large-Cap Value Fund		20,405,226	1.8
968,446		TIAA-CREF Quant Small-Cap Equity Fund		12,822,226	1.1
1,002,189		TIAA-CREF Quant Small/Mid-Cap Equity Fund		10,462,857	0.9
		TOTAL U.S. EQUITY		289,635,103	25.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $995,756,068)	1,145,491,368	99.8

		TOTAL PORTFOLIO	(Cost $995,756,068)	1,145,491,368	99.8
		OTHER ASSETS & LIABILITIES, NET		2,046,708	0.2
		NET ASSETS		$1,147,538,076	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $51,386,926 or 4.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	43

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.5%
6,953,478	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–5/15/20; cost $73,701,869)		$75,514,767	4.5%
		TOTAL DIRECT REAL ESTATE		75,514,767	4.5
FIXED INCOME—38.5%
30,981,033		TIAA-CREF Core Bond Fund		336,763,829	19.9
19,611,848		TIAA-CREF Core Plus Bond Fund		211,611,844	12.5
3,406,282		TIAA-CREF Emerging Markets Debt Fund		31,269,668	1.9
4,091,840		TIAA-CREF High-Yield Fund		36,785,646	2.2
3,388,986		TIAA-CREF International Bond Fund		33,889,865	2.0
		TOTAL FIXED INCOME		650,320,852	38.5
INFLATION-PROTECTED ASSETS—7.9%
11,191,910		TIAA-CREF Inflation-Linked Bond Fund		132,624,135	7.9
		TOTAL INFLATION-PROTECTED ASSETS		132,624,135	7.9
INTERNATIONAL EQUITY—12.3%
3,739,675		TIAA-CREF Emerging Markets Equity Fund		38,032,493	2.3
4,636,087		TIAA-CREF International Equity Fund		46,175,422	2.7
3,190,897		TIAA-CREF International Opportunities Fund		43,715,290	2.6
8,137,290		TIAA-CREF Quant International Equity Fund		52,973,757	3.1
3,171,459		TIAA-CREF Quant International Small-Cap Equity Fund		27,052,549	1.6
		TOTAL INTERNATIONAL EQUITY		207,949,511	12.3
SHORT-TERM FIXED INCOME—7.8%
12,739,699		TIAA-CREF Short-Term Bond Fund		132,365,473	7.8
		TOTAL SHORT-TERM FIXED INCOME		132,365,473	7.8
U.S. EQUITY—28.7%
2,924,442		Nuveen Dividend Value Fund		34,332,945	2.0
7,509,438		TIAA-CREF Growth & Income Fund		103,930,625	6.2
4,385,446		TIAA-CREF Large-Cap Growth Fund		104,373,624	6.2
5,009,091		TIAA-CREF Large-Cap Value Fund		77,891,373	4.6
5,907,084		TIAA-CREF Quant Large-Cap Growth Fund		91,264,444	5.4
4,211,483		TIAA-CREF Quant Large-Cap Value Fund		34,239,358	2.0
1,620,681		TIAA-CREF Quant Small-Cap Equity Fund		21,457,820	1.3
1,677,284		TIAA-CREF Quant Small/Mid-Cap Equity Fund		17,510,847	1.0
		TOTAL U.S. EQUITY		485,001,036	28.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,608,590,480)	1,683,775,774	99.7

		TOTAL PORTFOLIO	(Cost $1,608,590,480)	1,683,775,774	99.7
		OTHER ASSETS & LIABILITIES, NET		4,683,591	0.3
		NET ASSETS		$1,688,459,365	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $75,514,767 or 4.5% of net assets.

44	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
14,722,568	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–4/06/20; cost $156,418,449)		$159,887,093	4.5%
		TOTAL DIRECT REAL ESTATE		159,887,093	4.5
FIXED INCOME—37.4%
63,648,196		TIAA-CREF Core Bond Fund		691,855,891	19.4
40,319,758		TIAA-CREF Core Plus Bond Fund		435,050,189	12.2
7,035,225		TIAA-CREF Emerging Markets Debt Fund		64,583,364	1.8
8,489,729		TIAA-CREF High-Yield Fund		76,322,664	2.1
6,967,401		TIAA-CREF International Bond Fund		69,674,010	1.9
		TOTAL FIXED INCOME		1,337,486,118	37.4
INFLATION-PROTECTED ASSETS—5.9%
17,701,872		TIAA-CREF Inflation-Linked Bond Fund		209,767,184	5.9
		TOTAL INFLATION-PROTECTED ASSETS		209,767,184	5.9
INTERNATIONAL EQUITY—13.8%
8,862,193		TIAA-CREF Emerging Markets Equity Fund		90,128,499	2.5
10,990,835		TIAA-CREF International Equity Fund		109,468,721	3.1
7,623,228		TIAA-CREF International Opportunities Fund		104,438,227	2.9
19,380,483		TIAA-CREF Quant International Equity Fund		126,166,944	3.5
7,559,552		TIAA-CREF Quant International Small-Cap Equity Fund		64,482,982	1.8
		TOTAL INTERNATIONAL EQUITY		494,685,373	13.8
SHORT-TERM FIXED INCOME—5.9%
20,166,183		TIAA-CREF Short-Term Bond Fund		209,526,645	5.9
		TOTAL SHORT-TERM FIXED INCOME		209,526,645	5.9
U.S. EQUITY—32.3%
6,945,591		Nuveen Dividend Value Fund		81,541,241	2.3
17,844,965		TIAA-CREF Growth & Income Fund		246,974,317	6.9
10,451,405		TIAA-CREF Large-Cap Growth Fund		248,743,441	7.0
11,916,523		TIAA-CREF Large-Cap Value Fund		185,301,925	5.2
14,038,410		TIAA-CREF Quant Large-Cap Growth Fund		216,893,432	6.1
10,025,443		TIAA-CREF Quant Large-Cap Value Fund		81,506,852	2.3
3,851,279		TIAA-CREF Quant Small-Cap Equity Fund		50,990,937	1.4
3,967,843		TIAA-CREF Quant Small/Mid-Cap Equity Fund		41,424,279	1.1
		TOTAL U.S. EQUITY		1,153,376,424	32.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,384,794,767)	3,564,728,837	99.8

		TOTAL PORTFOLIO	(Cost $3,384,794,767)	3,564,728,837	99.8
		OTHER ASSETS & LIABILITIES, NET		6,887,057	0.2
		NET ASSETS		$3,571,615,894	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $159,887,093 or 4.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	45

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
18,708,700	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/15/20; cost $199,408,277)		$203,176,483	4.5%
		TOTAL DIRECT REAL ESTATE		203,176,483	4.5
FIXED INCOME—32.5%
70,188,684		TIAA-CREF Core Bond Fund		762,951,000	16.8
44,493,958		TIAA-CREF Core Plus Bond Fund		480,089,809	10.5
7,770,684		TIAA-CREF Emerging Markets Debt Fund		71,334,882	1.6
9,550,500		TIAA-CREF High-Yield Fund		85,858,995	1.9
7,691,962		TIAA-CREF International Bond Fund		76,919,620	1.7
		TOTAL FIXED INCOME		1,477,154,306	32.5
INFLATION-PROTECTED ASSETS—3.9%
14,915,873		TIAA-CREF Inflation-Linked Bond Fund		176,753,090	3.9
		TOTAL INFLATION-PROTECTED ASSETS		176,753,090	3.9
INTERNATIONAL EQUITY—16.5%
13,440,407		TIAA-CREF Emerging Markets Equity Fund		136,688,943	3.0
16,577,976		TIAA-CREF International Equity Fund		165,116,638	3.6
11,668,083		TIAA-CREF International Opportunities Fund		159,852,742	3.5
29,344,746		TIAA-CREF Quant International Equity Fund		191,034,297	4.2
11,445,219		TIAA-CREF Quant International Small-Cap Equity Fund		97,627,720	2.2
		TOTAL INTERNATIONAL EQUITY		750,320,340	16.5
SHORT-TERM FIXED INCOME—3.9%
17,001,092		TIAA-CREF Short-Term Bond Fund		176,641,350	3.9
		TOTAL SHORT-TERM FIXED INCOME		176,641,350	3.9
U.S. EQUITY—38.5%
10,535,948		Nuveen Dividend Value Fund		123,692,025	2.7
27,081,641		TIAA-CREF Growth & Income Fund		374,809,906	8.3
15,835,284		TIAA-CREF Large-Cap Growth Fund		376,879,753	8.3
18,070,893		TIAA-CREF Large-Cap Value Fund		281,002,391	6.2
21,297,867		TIAA-CREF Quant Large-Cap Growth Fund		329,052,051	7.2
15,168,008		TIAA-CREF Quant Large-Cap Value Fund		123,315,904	2.7
5,822,039		TIAA-CREF Quant Small-Cap Equity Fund		77,083,795	1.7
6,014,608		TIAA-CREF Quant Small/Mid-Cap Equity Fund		62,792,509	1.4
		TOTAL U.S. EQUITY		1,748,628,334	38.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,291,038,061)	4,532,673,903	99.8

		TOTAL PORTFOLIO	(Cost $4,291,038,061)	4,532,673,903	99.8
		OTHER ASSETS & LIABILITIES, NET		9,256,724	0.2
		NET ASSETS		$4,541,930,627	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $203,176,483 or 4.5% of net assets.

46	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
19,007,105	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/15/20; cost $202,882,197)		$206,417,155	4.5%
		TOTAL DIRECT REAL ESTATE		206,417,155	4.5
FIXED INCOME—27.6%
60,438,448		TIAA-CREF Core Bond Fund		656,965,926	14.2
38,426,302		TIAA-CREF Core Plus Bond Fund		414,619,802	9.0
6,777,400		TIAA-CREF Emerging Markets Debt Fund		62,216,531	1.4
8,418,836		TIAA-CREF High-Yield Fund		75,685,334	1.6
6,650,132		TIAA-CREF International Bond Fund		66,501,318	1.4
		TOTAL FIXED INCOME		1,275,988,911	27.6
INFLATION-PROTECTED ASSETS—1.9%
7,481,073		TIAA-CREF Inflation-Linked Bond Fund		88,650,716	1.9
		TOTAL INFLATION-PROTECTED ASSETS		88,650,716	1.9
INTERNATIONAL EQUITY—19.2%
15,856,687		TIAA-CREF Emerging Markets Equity Fund		161,262,507	3.5
19,505,277		TIAA-CREF International Equity Fund		194,272,562	4.2
13,867,363		TIAA-CREF International Opportunities Fund		189,982,878	4.1
34,591,668		TIAA-CREF Quant International Equity Fund		225,191,760	4.9
13,482,325		TIAA-CREF Quant International Small-Cap Equity Fund		115,004,230	2.5
		TOTAL INTERNATIONAL EQUITY		885,713,937	19.2
SHORT-TERM FIXED INCOME—1.9%
8,527,517		TIAA-CREF Short-Term Bond Fund		88,600,901	1.9
		TOTAL SHORT-TERM FIXED INCOME		88,600,901	1.9
U.S. EQUITY—44.7%
12,402,637		Nuveen Dividend Value Fund		145,606,959	3.1
31,946,053		TIAA-CREF Growth & Income Fund		442,133,376	9.6
18,676,516		TIAA-CREF Large-Cap Growth Fund		444,501,082	9.6
21,364,952		TIAA-CREF Large-Cap Value Fund		332,225,004	7.2
25,093,316		TIAA-CREF Quant Large-Cap Growth Fund		387,691,726	8.4
17,916,407		TIAA-CREF Quant Large-Cap Value Fund		145,660,388	3.2
6,890,311		TIAA-CREF Quant Small-Cap Equity Fund		91,227,719	2.0
7,129,906		TIAA-CREF Quant Small/Mid-Cap Equity Fund		74,436,217	1.6
		TOTAL U.S. EQUITY		2,063,482,471	44.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,350,634,493)	4,608,854,091	99.8

		TOTAL PORTFOLIO	(Cost $4,350,634,493)	4,608,854,091	99.8
		OTHER ASSETS & LIABILITIES, NET		10,985,818	0.2
		NET ASSETS		$4,619,839,909	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $206,417,155 or 4.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	47

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
19,222,021	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $205,128,917)		$208,751,146	4.5%
		TOTAL DIRECT REAL ESTATE		208,751,146	4.5
FIXED INCOME—22.6%
49,928,908		TIAA-CREF Core Bond Fund		542,727,230	11.6
31,830,714		TIAA-CREF Core Plus Bond Fund		343,453,405	7.3
5,621,580		TIAA-CREF Emerging Markets Debt Fund		51,606,107	1.1
7,214,722		TIAA-CREF High-Yield Fund		64,860,350	1.4
5,512,183		TIAA-CREF International Bond Fund		55,121,834	1.2
		TOTAL FIXED INCOME		1,057,768,926	22.6
INTERNATIONAL EQUITY—21.8%
18,244,708		TIAA-CREF Emerging Markets Equity Fund		185,548,684	4.0
22,394,940		TIAA-CREF International Equity Fund		223,053,605	4.8
15,940,514		TIAA-CREF International Opportunities Fund		218,385,037	4.7
39,858,898		TIAA-CREF Quant International Equity Fund		259,481,428	5.5
15,535,755		TIAA-CREF Quant International Small-Cap Equity Fund		132,519,994	2.8
		TOTAL INTERNATIONAL EQUITY		1,018,988,748	21.8
U.S. EQUITY—50.9%
14,305,719		Nuveen Dividend Value Fund		167,949,146	3.6
36,783,462		TIAA-CREF Growth & Income Fund		509,083,118	10.9
21,498,148		TIAA-CREF Large-Cap Growth Fund		511,655,932	11.0
24,608,609		TIAA-CREF Large-Cap Value Fund		382,663,865	8.2
28,910,624		TIAA-CREF Quant Large-Cap Growth Fund		446,669,139	9.6
20,626,151		TIAA-CREF Quant Large-Cap Value Fund		167,690,610	3.6
7,914,574		TIAA-CREF Quant Small-Cap Equity Fund		104,788,957	2.2
8,173,779		TIAA-CREF Quant Small/Mid-Cap Equity Fund		85,334,251	1.8
		TOTAL U.S. EQUITY		2,375,835,018	50.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,374,487,008)	4,661,343,838	99.8

		TOTAL PORTFOLIO	(Cost $4,374,487,008)	4,661,343,838	99.8
		OTHER ASSETS & LIABILITIES, NET		11,254,768	0.2
		NET ASSETS		$4,672,598,606	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $208,751,146 or 4.5% of net assets.

48	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.5%
22,494,223	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $239,352,377)		$244,287,264	4.5%
		TOTAL DIRECT REAL ESTATE		244,287,264	4.5
FIXED INCOME—13.9%
35,197,003		TIAA-CREF Core Bond Fund		382,591,425	7.0
22,763,255		TIAA-CREF Core Plus Bond Fund		245,615,516	4.5
4,075,008		TIAA-CREF Emerging Markets Debt Fund		37,408,572	0.7
5,731,265		TIAA-CREF High-Yield Fund		51,524,076	1.0
3,945,358		TIAA-CREF International Bond Fund		39,453,577	0.7
		TOTAL FIXED INCOME		756,593,166	13.9
INTERNATIONAL EQUITY—24.4%
23,910,178		TIAA-CREF Emerging Markets Equity Fund		243,166,508	4.4
29,262,934		TIAA-CREF International Equity Fund		291,458,822	5.3
20,967,119		TIAA-CREF International Opportunities Fund		287,249,527	5.3
52,260,467		TIAA-CREF Quant International Equity Fund		340,215,643	6.2
20,362,260		TIAA-CREF Quant International Small-Cap Equity Fund		173,690,081	3.2
		TOTAL INTERNATIONAL EQUITY		1,335,780,581	24.4
U.S. EQUITY—57.0%
18,748,903		Nuveen Dividend Value Fund		220,112,119	4.0
48,266,601		TIAA-CREF Growth & Income Fund		668,009,757	12.2
28,194,351		TIAA-CREF Large-Cap Growth Fund		671,025,564	12.3
32,280,950		TIAA-CREF Large-Cap Value Fund		501,968,774	9.2
37,896,223		TIAA-CREF Quant Large-Cap Growth Fund		585,496,645	10.7
27,088,112		TIAA-CREF Quant Large-Cap Value Fund		220,226,354	4.0
10,384,101		TIAA-CREF Quant Small-Cap Equity Fund		137,485,495	2.5
10,718,201		TIAA-CREF Quant Small/Mid-Cap Equity Fund		111,898,020	2.1
		TOTAL U.S. EQUITY		3,116,222,728	57.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,084,482,611)	5,452,883,739	99.8

		TOTAL PORTFOLIO	(Cost $5,084,482,611)	5,452,883,739	99.8
		OTHER ASSETS & LIABILITIES, NET		12,140,154	0.2
		NET ASSETS		$5,465,023,893	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $244,287,264 or 4.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	49

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.5%
13,559,997	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $145,226,296)		$147,261,565	4.5%
		TOTAL DIRECT REAL ESTATE		147,261,565	4.5
FIXED INCOME—5.3%
7,611,944		TIAA-CREF Core Bond Fund		82,741,829	2.5
5,260,161		TIAA-CREF Core Plus Bond Fund		56,757,133	1.7
972,954		TIAA-CREF Emerging Markets Debt Fund		8,931,716	0.3
1,875,645		TIAA-CREF High-Yield Fund		16,862,045	0.5
909,491		TIAA-CREF International Bond Fund		9,094,906	0.3
		TOTAL FIXED INCOME		174,387,629	5.3
INTERNATIONAL EQUITY—27.0%
15,964,395		TIAA-CREF Emerging Markets Equity Fund		162,357,896	4.9
19,512,174		TIAA-CREF International Equity Fund		194,341,255	5.9
14,051,162		TIAA-CREF International Opportunities Fund		192,500,916	5.8
34,795,839		TIAA-CREF Quant International Equity Fund		226,520,914	6.9
13,547,026		TIAA-CREF Quant International Small-Cap Equity Fund		115,556,135	3.5
		TOTAL INTERNATIONAL EQUITY		891,277,116	27.0
U.S. EQUITY—62.9%
12,499,546		Nuveen Dividend Value Fund		146,744,672	4.4
32,152,053		TIAA-CREF Growth & Income Fund		444,984,407	13.5
18,800,154		TIAA-CREF Large-Cap Growth Fund		447,443,668	13.6
21,478,350		TIAA-CREF Large-Cap Value Fund		333,988,338	10.1
25,198,911		TIAA-CREF Quant Large-Cap Growth Fund		389,323,172	11.8
18,041,159		TIAA-CREF Quant Large-Cap Value Fund		146,674,622	4.4
6,912,486		TIAA-CREF Quant Small-Cap Equity Fund		91,521,315	2.8
7,151,401		TIAA-CREF Quant Small/Mid-Cap Equity Fund		74,660,630	2.3
		TOTAL U.S. EQUITY		2,075,340,824	62.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,973,972,881)	3,288,267,134	99.7

		TOTAL PORTFOLIO	(Cost $2,973,972,881)	3,288,267,134	99.7
		OTHER ASSETS & LIABILITIES, NET		9,296,761	0.3
		NET ASSETS		$3,297,563,895	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $147,261,565 or 4.5% of net assets.

50	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.4%
9,482,645	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $101,910,796)		$102,981,524	4.4%
		TOTAL DIRECT REAL ESTATE		102,981,524	4.4
FIXED INCOME—4.1%
3,980,663		TIAA-CREF Core Bond Fund		43,269,811	1.9
2,839,866		TIAA-CREF Core Plus Bond Fund		30,642,150	1.3
537,315		TIAA-CREF Emerging Markets Debt Fund		4,932,551	0.2
1,157,696		TIAA-CREF High-Yield Fund		10,407,687	0.5
491,039		TIAA-CREF International Bond Fund		4,910,387	0.2
		TOTAL FIXED INCOME		94,162,586	4.1
INTERNATIONAL EQUITY—27.4%
11,321,560		TIAA-CREF Emerging Markets Equity Fund		115,140,269	5.0
13,840,061		TIAA-CREF International Equity Fund		137,847,009	6.0
9,989,947		TIAA-CREF International Opportunities Fund		136,862,267	5.9
24,697,160		TIAA-CREF Quant International Equity Fund		160,778,512	7.0
9,602,470		TIAA-CREF Quant International Small-Cap Equity Fund		81,909,071	3.5
		TOTAL INTERNATIONAL EQUITY		632,537,128	27.4
U.S. EQUITY—63.8%
8,852,086		Nuveen Dividend Value Fund		103,923,495	4.5
22,770,814		TIAA-CREF Growth & Income Fund		315,148,071	13.7
13,325,725		TIAA-CREF Large-Cap Growth Fund		317,152,253	13.7
15,241,598		TIAA-CREF Large-Cap Value Fund		237,006,854	10.3
17,878,364		TIAA-CREF Quant Large-Cap Growth Fund		276,220,723	12.0
12,791,500		TIAA-CREF Quant Large-Cap Value Fund		103,994,895	4.5
4,914,898		TIAA-CREF Quant Small-Cap Equity Fund		65,073,255	2.8
5,079,449		TIAA-CREF Quant Small/Mid-Cap Equity Fund		53,029,452	2.3
		TOTAL U.S. EQUITY		1,471,548,998	63.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,115,654,121)	2,301,230,236	99.7

		TOTAL PORTFOLIO	(Cost $2,115,654,121)	2,301,230,236	99.7
		OTHER ASSETS & LIABILITIES, NET		6,170,689	0.3
		NET ASSETS		$2,307,400,925	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $102,981,524 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	51

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.4%
3,681,011	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $39,995,538)		$39,975,782	4.4%
		TOTAL DIRECT REAL ESTATE		39,975,782	4.4
FIXED INCOME—2.9%
1,019,162		TIAA-CREF Core Bond Fund		11,078,287	1.2
776,191		TIAA-CREF Core Plus Bond Fund		8,375,105	0.9
153,105		TIAA-CREF Emerging Markets Debt Fund		1,405,501	0.2
388,993		TIAA-CREF High-Yield Fund		3,497,044	0.4
134,217		TIAA-CREF International Bond Fund		1,342,172	0.2
		TOTAL FIXED INCOME		25,698,109	2.9
INTERNATIONAL EQUITY—27.8%
4,463,476		TIAA-CREF Emerging Markets Equity Fund		45,393,551	5.1
5,444,877		TIAA-CREF International Equity Fund		54,230,975	6.0
3,917,254		TIAA-CREF International Opportunities Fund		53,666,380	6.0
9,739,334		TIAA-CREF Quant International Equity Fund		63,403,061	7.1
3,787,847		TIAA-CREF Quant International Small-Cap Equity Fund		32,310,336	3.6
		TOTAL INTERNATIONAL EQUITY		249,004,303	27.8
U.S. EQUITY—64.6%
3,488,927		Nuveen Dividend Value Fund		40,960,006	4.6
8,955,524		TIAA-CREF Growth & Income Fund		123,944,448	13.8
5,242,536		TIAA-CREF Large-Cap Growth Fund		124,772,361	13.9
5,993,850		TIAA-CREF Large-Cap Value Fund		93,204,365	10.4
7,048,697		TIAA-CREF Quant Large-Cap Growth Fund		108,902,373	12.1
5,035,564		TIAA-CREF Quant Large-Cap Value Fund		40,939,136	4.6
1,934,178		TIAA-CREF Quant Small-Cap Equity Fund		25,608,521	2.9
2,000,562		TIAA-CREF Quant Small/Mid-Cap Equity Fund		20,885,870	2.3
		TOTAL U.S. EQUITY		579,217,080	64.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $862,227,764)	893,895,274	99.7

		TOTAL PORTFOLIO	(Cost $862,227,764)	893,895,274	99.7
		OTHER ASSETS & LIABILITIES, NET		3,063,006	0.3
		NET ASSETS		$896,958,280	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $39,975,782 or 4.4% of net assets.

52	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.1%[a]
DIRECT REAL ESTATE—4.4%
838,372	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/28/20; cost $9,212,532)		$9,104,722	4.4%
		TOTAL DIRECT REAL ESTATE		9,104,722	4.4
FIXED INCOME—1.6%
112,392		TIAA-CREF Core Bond Fund		1,221,698	0.6
101,694		TIAA-CREF Core Plus Bond Fund		1,097,274	0.5
22,064		TIAA-CREF Emerging Markets Debt Fund		202,548	0.1
74,783		TIAA-CREF High-Yield Fund		672,299	0.3
17,585		TIAA-CREF International Bond Fund		175,855	0.1
		TOTAL FIXED INCOME		3,369,674	1.6
INTERNATIONAL EQUITY—28.0%
1,029,559		TIAA-CREF Emerging Markets Equity Fund		10,470,611	5.1
1,256,475		TIAA-CREF International Equity Fund		12,514,490	6.1
901,564		TIAA-CREF International Opportunities Fund		12,351,431	6.0
2,250,732		TIAA-CREF Quant International Equity Fund		14,652,263	7.2
872,643		TIAA-CREF Quant International Small-Cap Equity Fund		7,443,643	3.6
		TOTAL INTERNATIONAL EQUITY		57,432,438	28.0
U.S. EQUITY—65.1%
805,441		Nuveen Dividend Value Fund		9,455,874	4.6
2,066,450		TIAA-CREF Growth & Income Fund		28,599,674	13.9
1,211,058		TIAA-CREF Large-Cap Growth Fund		28,823,190	14.0
1,383,050		TIAA-CREF Large-Cap Value Fund		21,506,434	10.5
1,626,565		TIAA-CREF Quant Large-Cap Growth Fund		25,130,429	12.2
1,161,736		TIAA-CREF Quant Large-Cap Value Fund		9,444,916	4.6
446,236		TIAA-CREF Quant Small-Cap Equity Fund		5,908,163	2.9
461,934		TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,822,593	2.4
		TOTAL U.S. EQUITY		133,691,273	65.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $203,711,581)	203,598,107	99.1

		TOTAL PORTFOLIO	(Cost $203,711,581)	203,598,107	99.1
		OTHER ASSETS & LIABILITIES, NET		1,814,457	0.9
		NET ASSETS		$205,412,564	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/20, the total value of this security amounted to $9,104,722 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	53

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2020

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$537,558,710	$1,145,491,368	$1,683,775,774	$3,564,728,837	$4,532,673,903	$4,608,854,091
Cash	378,743	2,342,732	3,718,553	7,256,567	9,105,365	12,799,700
Receivable from securities transactions	2,756,363	5,921,039	8,972,894	19,869,693	25,035,723	23,769,382
Receivable from Fund shares sold	812,036	683,287	1,852,166	2,186,848	5,049,867	6,144,426
Dividends receivable	608,940	1,296,741	1,797,084	3,575,855	3,834,362	3,179,186
Due from affiliates	75,937	132,891	188,580	378,309	471,647	486,648
Other	26,770	86,293	128,917	207,246	220,382	214,815
Total assets	542,217,499	1,155,954,351	1,700,433,968	3,598,203,355	4,576,391,249	4,655,448,248
LIABILITIES
Management fees payable	184,826	394,401	589,407	1,268,706	1,649,559	1,711,928
Service agreement fees payable	37,133	73,198	102,233	195,655	226,790	217,273
Distribution fees payable	27,905	9,356	13,678	32,317	38,174	40,595
Due to affiliates	21,808	22,505	26,139	38,110	43,617	43,737
Payable for securities transactions	2,625,348	7,161,269	10,966,459	23,253,831	31,076,869	32,764,378
Payable for Fund shares redeemed	633,047	591,461	35,932	1,389,662	964,272	361,775
Payable for trustee compensation	27,237	87,302	130,422	210,404	224,343	218,797
Accrued expenses and other payables	89,015	76,783	110,333	198,776	236,998	249,856
Total liabilities	3,646,319	8,416,275	11,974,603	26,587,461	34,460,622	35,608,339
NET ASSETS	$538,571,180	$1,147,538,076	$1,688,459,365	$3,571,615,894	$4,541,930,627	$4,619,839,909
NET ASSETS CONSIST OF:
Paid-in-capital	$494,804,770	$994,324,875	$1,611,715,769	$3,372,794,380	$4,279,860,289	$4,322,577,773
Total distributable earnings (loss)	43,766,410	153,213,201	76,743,596	198,821,514	262,070,338	297,262,136
NET ASSETS	$538,571,180	$1,147,538,076	$1,688,459,365	$3,571,615,894	$4,541,930,627	$4,619,839,909
INSTITUTIONAL CLASS:
Net assets	$219,015,553	$720,990,092	$1,088,593,724	$2,374,405,156	$3,142,487,096	$3,244,105,528
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,008,668	63,974,732	113,193,349	240,006,170	313,081,079	324,065,760
Net asset value per share	$11.52	$11.27	$9.62	$9.89	$10.04	$10.01
ADVISOR CLASS:
Net assets	$310,113	$144,431	$184,889	$351,575	$133,076	$317,104
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,912	12,786	19,234	35,567	13,264	31,674
Net asset value per share	$11.52	$11.30	$9.61	$9.89	$10.03	$10.01
PREMIER CLASS:
Net assets	$17,410,016	$73,048,430	$107,024,655	$249,363,761	$295,668,438	$310,511,359
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,511,947	6,497,453	11,179,510	25,275,778	29,592,805	31,179,501
Net asset value per share	$11.51	$11.24	$9.57	$9.87	$9.99	$9.96
RETIREMENT CLASS:
Net assets	$179,105,581	$353,355,123	$492,656,097	$947,495,402	$1,103,642,017	$1,064,905,918
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,583,211	26,212,231	40,618,871	74,106,653	84,015,253	79,505,261
Net asset value per share	$11.49	$13.48	$12.13	$12.79	$13.14	$13.39
RETAIL CLASS:
Net assets	$122,729,917	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,667,200	—	—	—	—	—
Net asset value per share	$11.51	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$489,604,682	$995,756,068	$1,608,590,480	$3,384,794,767	$4,291,038,061	$4,350,634,493

54	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	55

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds ■ May 31, 2020

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$4,661,343,838	$5,452,883,739	$3,288,267,134	$2,301,230,236	$893,895,274	$203,598,107
Cash	11,474,887	12,159,033	7,343,138	6,314,367	2,707,317	959,139
Receivable from securities transactions	22,345,112	24,172,947	9,843,439	6,297,553	2,113,661	403,419
Receivable from Fund shares sold	7,712,546	7,605,230	7,606,407	5,579,187	3,228,434	1,553,998
Dividends receivable	2,495,955	1,780,991	415,021	224,253	61,494	8,250
Due from affiliates	491,168	608,691	365,125	261,069	111,239	36,484
Other	216,648	276,467	110,925	69,369	18,143	2,580
Total assets	4,706,080,154	5,499,487,098	3,313,951,189	2,319,976,034	902,135,562	206,561,977
LIABILITIES
Management fees payable	1,771,502	2,105,056	1,284,808	899,397	348,571	79,051
Service agreement fees payable	199,382	236,153	125,424	85,588	36,413	7,740
Distribution fees payable	42,789	51,292	32,485	22,745	9,417	1,700
Due to affiliates	44,221	49,499	35,322	28,971	20,284	16,222
Payable for securities transactions	30,799,415	31,090,830	14,528,288	11,247,694	4,611,399	977,774
Payable for Fund shares redeemed	149,667	362,436	77,893	82,735	63,504	28,031
Payable for trustee compensation	220,689	281,235	113,728	71,271	18,847	2,723
Accrued expenses and other payables	253,883	286,704	189,346	136,708	68,847	36,172
Total liabilities	33,481,548	34,463,205	16,387,294	12,575,109	5,177,282	1,149,413
NET ASSETS	$4,672,598,606	$5,465,023,893	$3,297,563,895	$2,307,400,925	$896,958,280	$205,412,564
NET ASSETS CONSIST OF:
Paid-in-capital	$4,336,653,880	$5,019,314,718	$2,944,708,406	$2,094,889,219	$856,403,717	$206,135,996
Total distributable earnings (loss)	335,944,726	445,709,175	352,855,489	212,511,706	40,554,563	(723,432)
NET ASSETS	$4,672,598,606	$5,465,023,893	$3,297,563,895	$2,307,400,925	$896,958,280	$205,412,564
INSTITUTIONAL CLASS:
Net assets	$3,369,098,134	$3,930,425,075	$2,441,104,948	$1,730,079,651	$653,176,520	$155,744,375
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	334,515,290	393,551,508	203,694,997	143,628,428	47,426,142	13,720,350
Net asset value per share	$10.07	$9.99	$11.98	$12.05	$13.77	$11.35
ADVISOR CLASS:
Net assets	$363,049	$203,517	$155,306	$118,111	$121,158	$116,983
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,089	20,397	12,957	9,806	8,797	10,311
Net asset value per share	$10.06	$9.98	$11.99	$12.04	$13.77	$11.35
PREMIER CLASS:
Net assets	$324,977,795	$372,624,856	$234,573,275	$152,697,800	$62,636,982	$10,845,926
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,373,394	37,433,638	19,665,522	12,727,190	4,565,101	957,256
Net asset value per share	$10.04	$9.95	$11.93	$12.00	$13.72	$11.33
RETIREMENT CLASS:
Net assets	$978,159,628	$1,161,770,445	$621,730,366	$424,505,363	$181,023,620	$38,705,280
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	70,985,681	82,710,643	52,307,271	35,544,215	13,201,743	3,421,248
Net asset value per share	$13.78	$14.05	$11.89	$11.94	$13.71	$11.31
‡ Affiliated investments, cost	$4,374,487,008	$5,084,482,611	$2,973,972,881	$2,115,654,121	$862,227,764	$203,711,581

56	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	57

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2020

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$17,310,553	$37,463,502	$55,465,850	$114,678,784	$137,896,040	$134,324,557
Total income	17,310,553	37,463,502	55,465,850	114,678,784	137,896,040	134,324,557

EXPENSES
Management fees	2,270,903	4,926,096	7,520,099	16,077,639	20,454,537	21,072,806
Shareholder servicing — Institutional Class	1,898	2,010	2,241	3,424	3,749	3,822
Shareholder servicing — Advisor Class	283	420	141	112	85	146
Shareholder servicing — Premier Class	90	111	131	251	288	299
Shareholder servicing — Retirement Class	466,105	927,438	1,336,016	2,537,090	2,877,631	2,739,212
Shareholder servicing — Retail Class	29,180	—	—	—	—	—
Distribution fees — Premier Class	37,264	140,129	209,187	492,027	593,974	624,854
Distribution fees — Retail Class	308,513	—	—	—	—	—
Registration fees	79,607	67,237	80,335	79,895	78,290	76,284
Administrative service fees	46,227	47,498	55,111	80,569	92,676	92,826
Trustee fees and expenses	7,067	15,306	23,018	48,343	59,789	59,920
Other expenses	193,320	355,271	502,557	974,369	1,190,595	1,213,802
Total expenses	3,440,457	6,481,516	9,728,836	20,293,719	25,351,614	25,883,971
Less: Expenses reimbursed by the investment adviser	(252,889)	(356,464)	(462,775)	(472,342)	(538,967)	(553,795)
Fee waiver by investment adviser and Nuveen Securities§	(584,011)	(1,166,841)	(1,725,120)	(3,908,599)	(4,862,898)	(4,920,611)
Net expenses	2,603,557	4,958,211	7,540,941	15,912,778	19,949,749	20,409,565
Net investment income (loss)	14,706,996	32,505,291	47,924,909	98,766,006	117,946,291	113,914,992

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(2,796,572)	9,193,998	(17,197,251)	(34,089,486)	(49,399,979)	(47,686,750)
Realized gain distributions from affiliated investments	5,791,506	12,622,030	21,547,659	51,344,559	76,305,159	89,118,710
Realized gain (loss) from sale of unaffiliated investments	2,275	—	—	—	—	—
Net realized gain (loss) from investments	2,997,209	21,816,028	4,350,408	17,255,073	26,905,180	41,431,960
Net change in unrealized appreciation (depreciation) from affiliated investments	12,579,050	16,049,528	54,691,770	110,622,046	136,815,368	128,992,041
Net realized and unrealized gain (loss) from investments	15,576,259	37,865,556	59,042,178	127,877,119	163,720,548	170,424,001
Net increase (decrease) in net assets from operations	$30,283,255	$70,370,847	$106,967,087	$226,643,125	$281,666,839	$284,338,993
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

58	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	59

Statements of operations	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended May 31, 2020

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$132,206,838	$149,195,839	$83,945,843	$57,053,328	$20,926,900	$4,223,045
Total income	132,206,838	149,195,839	83,945,843	57,053,328	20,926,900	4,223,045

EXPENSES
Management fees	21,888,708	26,294,332	15,644,572	10,741,795	3,970,311	813,216
Shareholder servicing — Institutional Class	3,863	4,344	18,447	2,969	2,291	1,934
Shareholder servicing — Advisor Class	236	123	60	30	21	48
Shareholder servicing — Premier Class	333	393	278	208	137	70
Shareholder servicing — Retirement Class	2,538,101	3,036,117	1,585,093	1,068,542	435,378	83,876
Distribution fees — Premier Class	681,810	825,049	530,325	380,950	160,830	25,143
Registration fees	72,787	72,398	69,486	69,919	64,834	62,463
Administrative service fees	93,701	104,445	75,247	61,786	43,374	34,515
Trustee fees and expenses	60,672	71,579	41,861	28,621	10,531	2,106
Other expenses	1,231,728	1,429,945	886,929	638,424	288,329	120,998
Total expenses	26,571,939	31,838,725	18,852,298	12,993,244	4,976,036	1,144,369
Less: Expenses reimbursed by the investment adviser	(556,946)	(614,758)	(467,620)	(374,300)	(251,324)	(189,668)
Fee waiver by investment adviser and Nuveen Securities§	(4,981,713)	(6,092,929)	(3,538,818)	(2,440,423)	(907,622)	(188,756)
Net expenses	21,033,280	25,131,038	14,845,860	10,178,521	3,817,090	765,945
Net investment income (loss)	111,173,558	124,064,801	69,099,983	46,874,807	17,109,810	3,457,100

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(43,863,345)	(46,663,770)	(18,283,304)	(14,943,234)	(7,437,435)	(1,796,016)
Realized gain distributions from affiliated investments	103,337,680	137,285,785	88,792,890	61,639,159	23,095,999	4,773,373
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	12,971
Net realized gain (loss) from investments	59,474,335	90,622,015	70,509,586	46,695,925	15,658,564	2,990,328
Net change in unrealized appreciation (depreciation) from affiliated investments	120,333,513	134,324,800	57,807,701	40,545,583	15,144,174	2,451,647
Net realized and unrealized gain (loss) from investments	179,807,848	224,946,815	128,317,287	87,241,508	30,802,738	5,441,975
Net increase (decrease) in net assets from operations	$290,981,406	$349,011,616	$197,417,270	$134,116,315	$47,912,548	$8,899,075
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

60	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$14,706,996	$12,714,544	$32,505,291	$29,306,903	$47,924,909	$43,605,140
Net realized gain (loss) from investments		2,997,209	14,578,086	21,816,028	44,619,775	4,350,408	43,547,668
Net change in unrealized appreciation (depreciation) from affiliated investments		12,579,050	(15,942,081)	16,049,528	(47,854,405)	54,691,770	(53,346,663)
Net increase (decrease) in net assets from operations		30,283,255	11,350,549	70,370,847	26,072,273	106,967,087	33,806,145

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(8,374,807)	(10,878,435)	(36,395,223)	(43,397,812)	(50,045,203)	(78,932,398)
	Advisor Class	(11,774)	(19,153)	(7,261)	(6,827)	(8,322)	(7,919)
	Premier Class	(893,499)	(1,801,281)	(3,961,923)	(8,456,781)	(5,185,965)	(15,177,590)
	Retirement Class	(6,877,611)	(9,880,057)	(14,298,436)	(20,064,809)	(17,751,257)	(34,028,675)
	Retail Class	(4,547,608)	(6,266,370)	—	—	—	—
Total distributions		(20,705,299)	(28,845,296)	(54,662,843)	(71,926,229)	(72,990,747)	(128,146,582)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	55,860,963	52,083,262	109,146,947	89,546,815	108,723,437	144,225,314
	Advisor Class	—	186,161	3,618,336	25,000	55,000	25,000
	Premier Class	7,223,588	6,500,658	12,884,799	15,687,422	15,236,370	21,532,165
	Retirement Class	32,180,765	21,605,747	30,976,016	31,365,132	23,598,582	34,478,290
	Retail Class	14,655,005	16,491,497	—	—	—	—
Reinvestments of distributions:	Institutional Class	8,326,784	10,772,035	36,377,668	43,378,623	49,958,348	78,885,324
	Advisor Class	7,575	13,176	1,862	—	3,626	—
	Premier Class	892,453	1,798,894	3,961,923	8,456,781	5,185,965	15,177,590
	Retirement Class	6,877,611	9,880,004	14,298,436	20,064,809	17,751,257	34,028,675
	Retail Class	4,393,020	6,041,473	—	—	—	—
Redemptions:	Institutional Class	(41,609,186)	(66,179,816)	(106,402,474)	(127,946,585)	(146,537,165)	(174,652,920)
	Advisor Class	—	(102,759)	(3,614,560)	(7,582)	—	—
	Premier Class	(20,362,821)	(14,931,233)	(59,071,396)	(53,528,726)	(91,736,585)	(86,767,875)
	Retirement Class	(42,698,499)	(38,557,867)	(73,992,878)	(74,088,838)	(111,296,095)	(130,204,824)
	Retail Class	(16,322,482)	(16,501,473)	—	—	—	—
Net increase (decrease) from shareholder transactions		9,424,776	(10,900,241)	(31,815,321)	(47,047,149)	(129,057,260)	(63,273,261)
Net increase (decrease) in net assets		19,002,732	(28,394,988)	(16,107,317)	(92,901,105)	(95,080,920)	(157,613,698)

NET ASSETS
Beginning of period		519,568,448	547,963,436	1,163,645,393	1,256,546,498	1,783,540,285	1,941,153,983
End of period		$538,571,180	$519,568,448	$1,147,538,076	$1,163,645,393	$1,688,459,365	$1,783,540,285

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,816,566	4,568,362	9,555,803	7,882,469	11,084,291	14,975,629
	Advisor Class	—	16,101	312,042	2,392	5,510	2,708
	Premier Class	630,222	573,135	1,148,850	1,386,508	1,604,581	2,215,288
	Retirement Class	2,771,863	1,889,877	2,284,375	2,340,448	1,931,159	2,859,267
	Retail Class	1,268,225	1,448,425	—	—	—	—
Shares reinvested:	Institutional Class	727,356	986,765	3,193,825	4,127,367	5,118,683	8,853,572
	Advisor Class	661	1,219	163	—	372	—
	Premier Class	77,685	165,065	348,454	806,175	533,536	1,711,115
	Retirement Class	600,183	908,210	1,048,272	1,606,470	1,440,849	3,054,639
	Retail Class	383,309	555,229	—	—	—	—
Shares redeemed:	Institutional Class	(3,617,480)	(5,807,236)	(9,419,425)	(11,334,338)	(15,252,924)	(18,059,857)
	Advisor Class	—	(9,532)	(311,197)	(659)	—	—
	Premier Class	(1,762,127)	(1,320,206)	(5,137,686)	(4,779,366)	(9,375,291)	(9,005,020)
	Retirement Class	(3,740,843)	(3,399,058)	(5,477,167)	(5,551,312)	(9,217,811)	(10,828,683)
	Retail Class	(1,441,183)	(1,477,173)	—	—	—	—
Net increase (decrease) from shareholder transactions		714,437	(900,817)	(2,453,691)	(3,513,846)	(12,127,045)	(4,221,342)

62	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$98,766,006	$84,104,379	$117,946,291	$92,451,984	$113,914,992	$85,225,719
Net realized gain (loss) from investments		17,255,073	111,597,267	26,905,180	153,210,791	41,431,960	185,299,869
Net change in unrealized appreciation (depreciation) from affiliated investments		110,622,046	(145,396,372)	136,815,368	(221,913,440)	128,992,041	(281,176,267)
Net increase (decrease) in net assets from operations		226,643,125	50,305,274	281,666,839	23,749,335	284,338,993	(10,650,679)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(112,429,895)	(166,958,620)	(155,088,365)	(202,260,214)	(164,151,998)	(210,935,845)
	Advisor Class	(9,991)	(15,487)	(7,414)	(9,907)	(8,075)	(9,566)
	Premier Class	(12,576,922)	(34,321,546)	(15,741,468)	(40,306,669)	(17,409,332)	(41,792,255)
	Retirement Class	(34,197,762)	(63,044,009)	(41,100,056)	(67,431,222)	(40,086,706)	(63,331,471)
Total distributions		(159,214,570)	(264,339,662)	(211,937,303)	(310,008,012)	(221,656,111)	(316,069,137)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	255,979,577	303,027,548	433,414,654	453,261,295	501,980,292	463,179,579
	Advisor Class	249,390	—	21,753	—	244,370	2,450
	Premier Class	45,938,845	36,140,574	64,075,000	53,236,156	63,927,651	66,165,397
	Retirement Class	50,859,094	71,637,681	84,243,325	92,521,437	91,695,792	93,402,890
Reinvestments of distributions:	Institutional Class	112,157,010	166,716,253	154,325,378	201,151,668	163,689,187	210,322,271
	Advisor Class	5,021	7,266	2,062	1,570	2,430	899
	Premier Class	12,575,958	34,320,532	15,741,468	40,306,668	17,409,332	41,792,255
	Retirement Class	34,196,137	63,041,396	41,099,334	67,430,291	40,085,948	63,330,664
Redemptions:	Institutional Class	(270,781,843)	(275,724,019)	(259,151,983)	(263,467,861)	(235,812,294)	(292,836,167)
	Advisor Class	(113,123)	(19,290)	(15,898)	—	(30,725)	(300)
	Premier Class	(222,775,468)	(143,845,671)	(288,750,168)	(141,055,667)	(292,982,851)	(143,813,397)
	Retirement Class	(195,522,535)	(198,398,966)	(179,121,829)	(185,316,248)	(154,743,530)	(164,258,202)
Net increase (decrease) from shareholder transactions		(177,231,937)	56,903,304	65,883,096	318,069,309	195,465,602	337,288,339
Net increase (decrease) in net assets		(109,803,382)	(157,131,084)	135,612,632	31,810,632	258,148,484	10,568,523

NET ASSETS
Beginning of period		3,681,419,276	3,838,550,360	4,406,317,995	4,374,507,363	4,361,691,425	4,351,122,902
End of period		$3,571,615,894	$3,681,419,276	$4,541,930,627	$4,406,317,995	$4,619,839,909	$4,361,691,425

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,351,376	30,482,074	42,121,512	44,551,854	48,806,490	45,341,554
	Advisor Class	25,617	—	2,083	—	23,022	239
	Premier Class	4,658,146	3,589,904	6,414,318	5,199,010	6,390,008	6,431,946
	Retirement Class	3,950,850	5,644,130	6,330,219	7,024,995	6,736,189	6,936,995
Shares reinvested:	Institutional Class	11,115,660	18,220,356	14,968,514	21,652,494	15,784,878	22,712,989
	Advisor Class	498	794	200	169	235	97
	Premier Class	1,248,854	3,759,095	1,532,762	4,357,478	1,686,950	4,532,782
	Retirement Class	2,620,394	5,378,959	3,042,141	5,605,178	2,885,957	5,169,850
Shares redeemed:	Institutional Class	(27,478,152)	(27,512,496)	(25,877,663)	(26,004,240)	(23,539,755)	(28,645,895)
	Advisor Class	(11,081)	(1,919)	(1,632)	—	(3,404)	(30)
	Premier Class	(22,000,955)	(14,441,960)	(27,984,298)	(13,904,205)	(28,360,090)	(14,087,222)
	Retirement Class	(15,378,499)	(15,600,750)	(13,770,119)	(14,143,315)	(11,591,335)	(12,236,709)
Net increase (decrease) from shareholder transactions		(15,897,292)	9,518,187	6,778,037	34,339,418	18,819,145	36,156,596

64	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	65

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$111,173,558	$79,718,821	$124,064,801	$86,093,500	$69,099,983	$42,985,973
Net realized gain (loss) from investments		59,474,335	209,090,157	90,622,015	300,125,057	70,509,586	148,412,506
Net change in unrealized appreciation (depreciation) from affiliated investments		120,333,513	(336,226,863)	134,324,800	(494,058,015)	57,807,701	(271,478,903)
Net increase (decrease) in net assets from operations		290,981,406	(47,417,885)	349,011,616	(107,839,458)	197,417,270	(80,080,424)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(183,315,563)	(220,695,695)	(225,412,596)	(291,784,706)	(134,318,406)	(87,943,574)
	Advisor Class	(20,162)	(9,233)	(11,862)	(12,121)	(9,164)	(5,785)
	Premier Class	(20,653,531)	(45,820,731)	(26,133,682)	(63,091,667)	(16,183,219)	(20,260,640)
	Retirement Class	(39,472,208)	(57,267,632)	(48,477,562)	(75,391,179)	(35,705,959)	(27,372,085)
Total distributions		(243,461,464)	(323,793,291)	(300,035,702)	(430,279,673)	(186,216,748)	(135,582,084)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	526,447,739	454,103,998	589,037,036	474,851,567	514,722,289	394,682,048
	Advisor Class	254,534	—	104,698	27,000	40,379	—
	Premier Class	69,367,394	58,715,615	70,118,830	65,470,433	59,130,694	64,447,499
	Retirement Class	74,652,742	89,299,429	73,107,584	90,015,655	64,196,727	77,997,480
Reinvestments of distributions:	Institutional Class	182,804,884	220,129,178	224,953,060	291,113,943	133,930,001	87,700,664
	Advisor Class	13,988	380	5,405	2,237	1,979	—
	Premier Class	20,653,531	45,820,731	26,133,682	63,091,666	16,183,219	20,260,640
	Retirement Class	39,464,176	57,257,728	48,466,788	75,375,861	35,702,177	27,370,315
Redemptions:	Institutional Class	(203,660,302)	(300,918,966)	(230,760,496)	(388,118,387)	(115,582,820)	(186,757,570)
	Advisor Class	(2,644)	—	(33,172)	—	(1,979)	—
	Premier Class	(333,644,459)	(128,234,451)	(425,313,568)	(151,441,013)	(291,540,374)	(68,106,450)
	Retirement Class	(137,997,608)	(134,321,075)	(161,191,151)	(168,025,052)	(80,272,924)	(69,782,963)
Net increase (decrease) from shareholder transactions		238,353,975	361,852,567	214,628,696	352,363,910	336,509,368	347,811,663
Net increase (decrease) in net assets		285,873,917	(9,358,609)	263,604,610	(185,755,221)	347,709,890	132,149,155

NET ASSETS
Beginning of period		4,386,724,689	4,396,083,298	5,201,419,283	5,387,174,504	2,949,854,005	2,817,704,850
End of period		$4,672,598,606	$4,386,724,689	$5,465,023,893	$5,201,419,283	$3,297,563,895	$2,949,854,005

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	50,647,268	43,843,406	57,080,976	45,667,715	41,478,971	32,046,722
	Advisor Class	23,989	—	9,877	2,381	3,161	—
	Premier Class	6,821,213	5,652,203	7,050,707	6,186,286	4,862,316	5,235,857
	Retirement Class	5,324,705	6,428,862	5,115,143	6,298,288	5,262,906	6,351,065
Shares reinvested:	Institutional Class	17,376,890	23,568,435	21,403,717	31,370,037	10,545,669	7,872,591
	Advisor Class	1,331	41	515	241	156	—
	Premier Class	1,968,878	4,921,668	2,493,672	6,813,355	1,279,306	1,826,929
	Retirement Class	2,738,666	4,540,660	3,274,783	5,861,265	2,831,259	2,472,477
Shares redeemed:	Institutional Class	(19,964,269)	(29,317,239)	(22,640,026)	(37,394,385)	(9,403,059)	(15,200,815)
	Advisor Class	(252)	—	(3,137)	—	(156)	—
	Premier Class	(31,838,711)	(12,437,585)	(40,819,062)	(14,659,796)	(23,240,276)	(5,537,970)
	Retirement Class	(10,019,572)	(9,651,023)	(11,442,586)	(11,781,673)	(6,603,510)	(5,707,722)
Net increase (decrease) from shareholder transactions		23,080,136	37,549,428	21,524,579	38,363,714	27,016,743	29,359,134

66	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	67

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$46,874,807	$27,759,161	$17,109,810	$8,838,135	$3,457,100	$1,616,164
Net realized gain (loss) from investments		46,695,925	99,972,664	15,658,564	31,648,131	2,990,328	3,838,481
Net change in unrealized appreciation (depreciation) from affiliated investments		40,545,583	(183,421,581)	15,144,174	(59,995,399)	2,451,647	(9,824,821)
Net increase (decrease) in net assets from operations		134,116,315	(55,689,756)	47,912,548	(19,509,133)	8,899,075	(4,370,176)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(91,480,543)	(55,935,412)	(30,385,948)	(14,874,386)	(5,607,924)	(3,009,247)
	Advisor Class	(7,200)	(5,734)	(6,801)	(5,170)	(5,635)	(5,239)
	Premier Class	(10,929,088)	(14,252,048)	(4,093,723)	(5,057,263)	(567,784)	(647,679)
	Retirement Class	(23,778,848)	(17,649,664)	(9,084,771)	(5,748,898)	(1,492,657)	(1,039,246)
Total distributions		(126,195,679)	(87,842,858)	(43,571,243)	(25,685,717)	(7,674,000)	(4,701,411)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	450,009,845	281,446,250	251,263,792	143,993,317	85,299,732	47,693,214
	Advisor Class	647	—	1,000	—	—	—
	Premier Class	52,994,395	58,001,186	29,559,086	38,099,148	11,872,766	10,968,834
	Retirement Class	54,343,285	58,557,305	36,732,199	37,483,361	15,142,557	14,893,147
Reinvestments of distributions:	Institutional Class	91,386,755	55,877,289	30,293,881	14,830,575	5,600,373	2,760,397
	Advisor Class	37	—	—	—	167	141
	Premier Class	10,927,652	14,252,047	4,092,975	5,056,690	562,463	529,069
	Retirement Class	23,778,838	17,649,664	9,083,428	5,748,339	1,492,133	923,671
Redemptions:	Institutional Class	(72,388,271)	(111,616,691)	(30,246,298)	(36,410,720)	(16,637,126)	(22,046,649)
	Advisor Class	(556)	—	—	—	(105)	(8,187)
	Premier Class	(244,238,489)	(48,113,144)	(112,876,550)	(16,579,808)	(21,115,091)	(4,625,761)
	Retirement Class	(54,437,980)	(43,179,418)	(20,965,693)	(14,655,792)	(5,219,950)	(11,137,753)
Net increase (decrease) from shareholder transactions		312,376,158	282,874,488	196,937,820	177,565,110	76,997,919	39,950,123
Net increase (decrease) in net assets		320,296,794	139,341,874	201,279,125	132,370,260	78,222,994	30,878,536

NET ASSETS
Beginning of period		1,987,104,131	1,847,762,257	695,679,155	563,308,895	127,189,570	96,311,034
End of period		$2,307,400,925	$1,987,104,131	$896,958,280	$695,679,155	$205,412,564	$127,189,570

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	36,142,068	22,742,419	17,719,332	10,213,577	7,385,146	4,120,435
	Advisor Class	50	—	65	—	—	—
	Premier Class	4,341,324	4,684,222	2,108,858	2,699,716	1,037,574	948,846
	Retirement Class	4,430,908	4,764,186	2,621,233	2,665,610	1,320,228	1,296,770
Shares reinvested:	Institutional Class	7,145,172	4,993,502	2,069,254	1,163,182	463,991	264,659
	Advisor Class	3	—	—	—	14	13
	Premier Class	857,743	1,278,211	280,533	397,852	46,639	50,774
	Retirement Class	1,873,825	1,587,200	622,579	451,913	123,829	88,729
Shares redeemed:	Institutional Class	(5,789,237)	(8,970,245)	(2,090,141)	(2,576,219)	(1,451,132)	(1,958,872)
	Advisor Class	(53)	—	—	—	(8)	(763)
	Premier Class	(19,377,435)	(3,873,487)	(7,827,560)	(1,182,011)	(1,797,075)	(415,118)
	Retirement Class	(4,453,736)	(3,519,352)	(1,501,051)	(1,046,682)	(459,990)	(976,944)
Net increase (decrease) from shareholder transactions		25,170,632	23,686,656	14,003,102	12,786,938	6,669,216	3,418,529

68	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/20		$11.29	$0.33		$ 0.36	$ 0.69	$(0.29)	$(0.17)	$(0.46)	$11.52	6.14%	$219,016	0.48%[g]		0.33%[g]		2.84%		30%
	5/31/19		11.68	0.29		(0.04)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.48	192,832	0.38	[f]	0.22	[f]	2.52		25
	5/31/18		11.40	0.26		0.43	0.69	(0.31)	(0.10)	(0.41)	11.68	6.02	202,413	0.15	[e]	0.00	[e]	2.24		18
	5/31/17		10.87	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.40	9.09	179,048	0.16	[e]	0.00	[e]	2.14		21
	5/31/16		11.38	0.22		(0.27)	(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)	131,032	0.15	[e]	0.00	[e]	2.02		18
Advisor Class:	5/31/20		11.29	0.32		0.36	0.68	(0.28)	(0.17)	(0.45)	11.52	6.04	310	0.57	[g]	0.42	[g]	2.74		30
	5/31/19		11.68	0.30		(0.05)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.43	296	0.47	[f]	0.31	[f]	2.68		25
	5/31/18		11.41	0.25		0.43	0.68	(0.31)	(0.10)	(0.41)	11.68	5.91	216	0.18	[e]	0.03	[e]	2.14		18
	5/31/17		10.88	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107	0.17	[e]	0.02	[e]	2.14		21
	5/31/16	‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)	(0.38)	10.88	1.57 [b]	102	0.18	[c,e]	0.03	[c,e]	1.62	[c]	18
Premier Class:	5/31/20		11.28	0.31		0.36	0.67	(0.27)	(0.17)	(0.44)	11.51	5.97	17,410	0.63	[g]	0.48	[g]	2.69		30
	5/31/19		11.67	0.27		(0.03)	0.24	(0.31)	(0.32)	(0.63)	11.28	2.33	28,947	0.53	[f]	0.37	[f]	2.40		25
	5/31/18		11.40	0.25		0.42	0.67	(0.30)	(0.10)	(0.40)	11.67	5.77	36,733	0.30	[e]	0.15	[e]	2.11		18
	5/31/17		10.87	0.22		0.73	0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047	0.31	[e]	0.15	[e]	2.01		21
	5/31/16		11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)	30,459	0.30	[e]	0.15	[e]	1.87		18
Retirement Class:	5/31/20		11.26	0.30		0.36	0.66	(0.26)	(0.17)	(0.43)	11.49	5.88	179,106	0.73	[g]	0.58	[g]	2.59		30
	5/31/19		11.65	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.26	2.23	179,625	0.63	[f]	0.48	[f]	2.27		25
	5/31/18		11.38	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.65	5.68	192,819	0.40	[e]	0.25	[e]	2.00		18
	5/31/17		10.85	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950	0.41	[e]	0.25	[e]	1.89		21
	5/31/16		11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)	143,639	0.45	[e]	0.25	[e]	1.77		18
Retail Class:	5/31/20		11.27	0.30		0.37	0.67	(0.26)	(0.17)	(0.43)	11.51	5.97	122,730	0.75	[g]	0.58	[g]	2.58		30
	5/31/19		11.66	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.27	2.14	117,869	0.66	[f]	0.48	[f]	2.28		25
	5/31/18		11.39	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.66	5.76	115,783	0.43	[e]	0.25	[e]	2.00		18
	5/31/17		10.86	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158	0.44	[e]	0.25	[e]	1.90		21
	5/31/16		11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)	91,818	0.43	[e]	0.25	[e]	1.77		18

70	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE 2010 FUND
Institutional Class:	5/31/20		$11.14	$0.32		$ 0.38	$0.70	$(0.30)	$(0.27)	$(0.57)	$11.27	6.29%	$ 720,990	0.46%[g]		0.33%[g]		2.85%		28%
	5/31/19		11.65	0.28		(0.06)	0.22	(0.35)	(0.38)	(0.73)	11.14	2.26	675,843	0.35	[f]	0.23	[f]	2.50		22
	5/31/18		11.48	0.26		0.47	0.73	(0.33)	(0.23)	(0.56)	11.65	6.45	698,687	0.12	[e]	0.00	[e]	2.23		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.59	639,496	0.12	[e]	0.00	[e]	2.11		26
	5/31/16		11.58	0.22		(0.30)	(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150	0.12	[e]	0.00	[e]	2.02		19
Advisor Class:	5/31/20		11.15	0.19		0.53	0.72	(0.30)	(0.27)	(0.57)	11.30	6.45	144	0.56	[g]	0.37	[g]	1.67		28
	5/31/19		11.66	0.27		(0.06)	0.21	(0.34)	(0.38)	(0.72)	11.15	2.33	131	0.39	[f]	0.27	[f]	2.39		22
	5/31/18		11.48	0.26		0.48	0.74	(0.33)	(0.23)	(0.56)	11.66	6.44	117	0.13	[e]	0.01	[e]	2.24		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108	0.14	[e]	0.02	[e]	2.13		26
	5/31/16	‡	11.37	0.08		0.05	0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103	0.15	[c,e]	0.03	[c,e]	1.59	[c]	19
Premier Class:	5/31/20		11.11	0.31		0.37	0.68	(0.28)	(0.27)	(0.55)	11.24	6.10	73,048	0.61	[g]	0.48	[g]	2.68		28
	5/31/19		11.62	0.27		(0.07)	0.20	(0.33)	(0.38)	(0.71)	11.11	2.10	112,673	0.50	[f]	0.37	[f]	2.39		22
	5/31/18		11.45	0.24		0.47	0.71	(0.31)	(0.23)	(0.54)	11.62	6.31	147,851	0.27	[e]	0.15	[e]	2.09		21
	5/31/17		10.90	0.22		0.78	1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928	0.27	[e]	0.15	[e]	2.00		26
	5/31/16		11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824	0.27	[e]	0.15	[e]	1.87		19
Retirement Class:	5/31/20		13.22	0.35		0.45	0.80	(0.27)	(0.27)	(0.54)	13.48	6.02	353,355	0.71	[g]	0.58	[g]	2.58		28
	5/31/19		13.68	0.30		(0.07)	0.23	(0.31)	(0.38)	(0.69)	13.22	2.01	374,999	0.60	[f]	0.48	[f]	2.26		22
	5/31/18		13.39	0.27		0.55	0.82	(0.30)	(0.23)	(0.53)	13.68	6.16	409,891	0.37	[e]	0.25	[e]	1.97		21
	5/31/17		12.66	0.25		0.91	1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448	0.37	[e]	0.25	[e]	1.90		26
	5/31/16		13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969	0.42	[e]	0.25	[e]	1.76		19
LIFECYCLE 2015 FUND
Institutional Class:	5/31/20		9.45	0.27		0.34	0.61	(0.26)	(0.18)	(0.44)	9.62	6.43	1,088,594	0.46	[g]	0.34	[g]	2.80		26
	5/31/19		10.05	0.24		(0.10)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.89	1,061,156	0.35	[f]	0.23	[f]	2.43		21
	5/31/18		9.97	0.22		0.48	0.70	(0.29)	(0.33)	(0.62)	10.05	7.09	1,070,488	0.12	[e]	0.00	[e]	2.18		19
	5/31/17		9.61	0.20		0.77	0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229	0.12	[e]	0.00	[e]	2.10		25
	5/31/16		10.56	0.20		(0.32)	(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233	0.12	[e]	0.00	[e]	2.01		18
Advisor Class:	5/31/20		9.45	0.26		0.34	0.60	(0.26)	(0.18)	(0.44)	9.61	6.29	185	0.55	[g]	0.39	[g]	2.66		26
	5/31/19		10.05	0.23		(0.09)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.88	126	0.38	[f]	0.26	[f]	2.38		21
	5/31/18		9.96	0.22		0.49	0.71	(0.29)	(0.33)	(0.62)	10.05	7.16	107	0.13	[e]	0.02	[e]	2.19		19
	5/31/17		9.61	0.20		0.75	0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106	0.15	[e]	0.03	[e]	2.10		25
	5/31/16	‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102	0.14	[c,e]	0.02	[c,e]	1.54	[c]	18
Premier Class:	5/31/20		9.41	0.25		0.33	0.58	(0.24)	(0.18)	(0.42)	9.57	6.14	107,025	0.61	[g]	0.49	[g]	2.61		26
	5/31/19		10.01	0.22		(0.09)	0.13	(0.29)	(0.44)	(0.73)	9.41	1.83	173,266	0.49	[f]	0.37	[f]	2.31		21
	5/31/18		9.92	0.21		0.49	0.70	(0.28)	(0.33)	(0.61)	10.01	6.96	235,104	0.27	[e]	0.15	[e]	2.04		19
	5/31/17		9.57	0.19		0.75	0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577	0.27	[e]	0.15	[e]	1.97		25
	5/31/16		10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814	0.27	[e]	0.15	[e]	1.87		18
Retirement Class:	5/31/20		11.82	0.31		0.41	0.72	(0.23)	(0.18)	(0.41)	12.13	6.06	492,656	0.71	[g]	0.59	[g]	2.54		26
	5/31/19		12.37	0.26		(0.10)	0.16	(0.27)	(0.44)	(0.71)	11.82	1.74	548,992	0.60	[f]	0.48	[f]	2.19		21
	5/31/18		12.12	0.24		0.60	0.84	(0.26)	(0.33)	(0.59)	12.37	6.87	635,454	0.37	[e]	0.25	[e]	1.93		19
	5/31/17		11.56	0.22		0.92	1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089	0.37	[e]	0.25	[e]	1.86		25
	5/31/16		12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990	0.42	[e]	0.25	[e]	1.76		18

72	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE 2020 FUND
Institutional Class:	5/31/20		$ 9.73	$0.27		$ 0.37	$ 0.64	$(0.25)	$(0.23)	$(0.48)	$ 9.89	6.43%	$2,374,405	0.47%[g]		0.35%[g]		2.75%		26%
	5/31/19		10.43	0.23		(0.13)	0.10	(0.31)	(0.49)	(0.80)	9.73	1.45	2,247,877	0.36	[f]	0.24	[f]	2.33		23
	5/31/18		10.22	0.22		0.61	0.83	(0.30)	(0.32)	(0.62)	10.43	8.07	2,188,054	0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88	1.08	(0.25)	(0.38)	(0.63)	10.22	11.57	1,894,346	0.11	[e]	0.00	[e]	2.04		21
	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819	0.12	[e]	0.00	[e]	1.98		14
Advisor Class:	5/31/20		9.73	0.26		0.38	0.64	(0.25)	(0.23)	(0.48)	9.89	6.42	352	0.51	[g]	0.39	[g]	2.61		26
	5/31/19		10.42	0.23		(0.13)	0.10	(0.30)	(0.49)	(0.79)	9.73	1.39	200	0.35	[f]	0.24	[f]	2.32		23
	5/31/18		10.21	0.19		0.64	0.83	(0.30)	(0.32)	(0.62)	10.42	8.17	226	0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87	1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107	0.13	[e]	0.02	[e]	2.06		21
	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102	0.14	[c,e]	0.03	[c,e]	1.43	[c]	14
Premier Class:	5/31/20		9.70	0.25		0.38	0.63	(0.23)	(0.23)	(0.46)	9.87	6.35	249,364	0.62	[g]	0.50	[g]	2.53		26
	5/31/19		10.40	0.22		(0.14)	0.08	(0.29)	(0.49)	(0.78)	9.70	1.27	401,306	0.50	[f]	0.38	[f]	2.21		23
	5/31/18		10.19	0.21		0.61	0.82	(0.29)	(0.32)	(0.61)	10.40	7.94	503,806	0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87	1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388	0.26	[e]	0.15	[e]	1.90		21
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819	0.27	[e]	0.15	[e]	1.83		14
Retirement Class:	5/31/20		12.45	0.32		0.47	0.79	(0.22)	(0.23)	(0.45)	12.79	6.21	947,495	0.72	[g]	0.60	[g]	2.50		26
	5/31/19		13.10	0.27		(0.16)	0.11	(0.27)	(0.49)	(0.76)	12.45	1.18	1,032,037	0.60	[f]	0.49	[f]	2.09		23
	5/31/18		12.69	0.24		0.76	1.00	(0.27)	(0.32)	(0.59)	13.10	7.89	1,146,465	0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09	1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160	0.36	[e]	0.25	[e]	1.80		21
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003	0.42	[e]	0.25	[e]	1.73		14
LIFECYCLE 2025 FUND
Institutional Class:	5/31/20		9.89	0.27		0.40	0.67	(0.25)	(0.27)	(0.52)	10.04	6.59	3,142,487	0.48	[g]	0.36	[g]	2.66		28
	5/31/19		10.68	0.22		(0.21)	0.01	(0.30)	(0.50)	(0.80)	9.89	0.58	2,786,751	0.37	[f]	0.25	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.46	2,580,691	0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01	1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802	0.11	[e]	0.00	[e]	1.97		20
	5/31/16		10.81	0.19		(0.43)	(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946	0.12	[e]	0.00	[e]	1.96		11
Advisor Class:	5/31/20		9.88	0.27		0.39	0.66	(0.24)	(0.27)	(0.51)	10.03	6.55	133	0.54	[g]	0.42	[g]	2.66		28
	5/31/19		10.68	0.22		(0.22)	0.00	(0.30)	(0.50)	(0.80)	9.88	0.53	125	0.40	[f]	0.28	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.30	133	0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00	1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125	0.15	[e]	0.04	[e]	1.97		20
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102	0.14	[c,e]	0.02	[c,e]	1.31	[c]	11
Premier Class:	5/31/20		9.84	0.24		0.40	0.64	(0.22)	(0.27)	(0.49)	9.99	6.41	295,668	0.63	[g]	0.51	[g]	2.39		28
	5/31/19		10.63	0.21		(0.22)	(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51	488,247	0.51	[f]	0.39	[f]	2.06		20
	5/31/18		10.28	0.20		0.75	0.95	(0.29)	(0.31)	(0.60)	10.63	9.24	573,643	0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00	1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869	0.26	[e]	0.15	[e]	1.84		20
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798	0.27	[e]	0.15	[e]	1.82		11
Retirement Class:	5/31/20		12.79	0.32		0.51	0.83	(0.21)	(0.27)	(0.48)	13.14	6.40	1,103,642	0.73	[g]	0.61	[g]	2.39		28
	5/31/19		13.57	0.26		(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33	1,131,196	0.61	[f]	0.5	[f]	1.95		20
	5/31/18		12.97	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	13.57	9.12	1,220,041	0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26	1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361	0.36	[e]	0.25	[e]	1.74		20
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951	0.42	[e]	0.25	[e]	1.71		11

74	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate
LIFECYCLE 2030 FUND
Institutional Class:	5/31/20		$9.87	$0.26		$0.42	$0.68	$(0.23)	$(0.31)	$(0.54)	$10.01	6.69%	$3,244,106		0.49%[g]		0.37%[g]		2.57%		26%
	5/31/19		10.78	0.21		(0.29)	(0.08)	(0.30)	(0.53)	(0.83)	9.87	(0.25)	2,793,594		0.38	[f]	0.26	[f]	2.03		20
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12	[e]	0.00	[e]	1.93		12
Advisor Class:	5/31/20		9.87	0.20		0.47	0.67	(0.22)	(0.31)	(0.53)	10.01	6.65	317		0.56	[g]	0.44	[g]	2.02		26
	5/31/19		10.78	0.21		(0.30)	(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117		0.43	[f]	0.32	[f]	2.01		20
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c,e]	0.03	[c,e]	1.19	[c]	12
Premier Class:	5/31/20		9.82	0.23		0.42	0.65	(0.20)	(0.31)	(0.51)	9.96	6.52	310,511		0.64	[g]	0.52	[g]	2.26		26
	5/31/19		10.73	0.20		(0.30)	(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271		0.52	[f]	0.40	[f]	1.90		20
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27	[e]	0.15	[e]	1.80		12
Retirement Class:	5/31/20		13.04	0.31		0.54	0.85	(0.19)	(0.31)	(0.50)	13.39	6.42	1,064,906		0.74	[g]	0.62	[g]	2.29		26
	5/31/19		13.96	0.24		(0.37)	(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709		0.62	[f]	0.50	[f]	1.79		20
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42	[e]	0.25	[e]	1.69		12
LIFECYCLE 2035 FUND
Institutional Class:	5/31/20		9.97	0.25		0.44	0.69	(0.23)	(0.36)	(0.59)	10.07	6.67	3,369,098		0.50	[g]	0.38	[g]	2.48		23
	5/31/19		10.99	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455		0.38	[f]	0.27	[f]	1.87		17
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12	[e]	0.00	[e]	1.82		11
Advisor Class:	5/31/20		9.96	0.28		0.40	0.68	(0.22)	(0.36)	(0.58)	10.06	6.64	363		0.58	[g]	0.46	[g]	2.74		23
	5/31/19		10.98	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110		0.40	[f]	0.29	[f]	1.89		17
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c,e]	0.03	[c,e]	0.99	[c]	11
Premier Class:	5/31/20		9.93	0.22		0.45	0.67	(0.20)	(0.36)	(0.56)	10.04	6.59	324,978		0.65	[g]	0.53	[g]	2.14		23
	5/31/19		10.95	0.18		(0.38)	(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501		0.52	[f]	0.41	[f]	1.75		17
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27	[e]	0.15	[e]	1.68		11
Retirement Class:	5/31/20		13.44	0.31		0.58	0.89	(0.19)	(0.36)	(0.55)	13.78	6.48	978,160		0.75	[g]	0.63	[g]	2.21		23
	5/31/19		14.50	0.23		(0.49)	(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659		0.63	[f]	0.51	[f]	1.63		17
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42	[e]	0.25	[e]	1.58		11

76	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate
LIFECYCLE 2040 FUND
Institutional Class:	5/31/20		$9.91	$0.24		$0.46	$0.70	$(0.20)	$(0.42)	$(0.62)	$9.99	6.74%	$3,930,425		0.51%[g]		0.39%[g]		2.36%		23%
	5/31/19		11.15	0.18		(0.47)	(0.29)	(0.29)	(0.66)	(0.95)	9.91	(2.09)	3,346,627		0.39	[f]	0.27	[f]	1.68		18
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11	[e]	0.00	[e]	1.70		11
Advisor Class:	5/31/20		9.90	0.23		0.47	0.70	(0.20)	(0.42)	(0.62)	9.98	6.70	204		0.57	[g]	0.45	[g]	2.27		23
	5/31/19		11.14	0.18		(0.48)	(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130		0.41	[f]	0.30	[f]	1.70		18
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c,e]	0.03	[c,e]	0.78	[c]	11
Premier Class:	5/31/20		9.87	0.20		0.48	0.68	(0.18)	(0.42)	(0.60)	9.95	6.55	372,625		0.66	[g]	0.54	[g]	1.97		23
	5/31/19		11.11	0.16		(0.47)	(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439		0.53	[f]	0.41	[f]	1.56		18
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26	[e]	0.15	[e]	1.56		11
Retirement Class:	5/31/20		13.71	0.30		0.62	0.92	(0.16)	(0.42)	(0.58)	14.05	6.51	1,161,770		0.76	[g]	0.64	[g]	2.08		23
	5/31/19		15.03	0.21		(0.62)	(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223		0.63	[f]	0.52	[f]	1.44		18
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41	[e]	0.25	[e]	1.47		11
LIFECYCLE 2045 FUND
Institutional Class:	5/31/20		11.89	0.28		0.55	0.83	(0.22)	(0.52)	(0.74)	11.98	6.60	2,441,105		0.52	[g]	0.40	[g]	2.25		19
	5/31/19		12.88	0.19		(0.59)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136		0.40	[f]	0.28	[f]	1.55		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12	[e]	0.00	[e]	1.68		8
Advisor Class:	5/31/20		11.89	0.27		0.57	0.84	(0.22)	(0.52)	(0.74)	11.99	6.66	155		0.56	[g]	0.44	[g]	2.23		19
	5/31/19		12.88	0.20		(0.60)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117		0.39	[f]	0.28	[f]	1.57		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c,e]	0.03	[c,e]	0.73	[c]	8
Premier Class:	5/31/20		11.83	0.22		0.59	0.81	(0.19)	(0.52)	(0.71)	11.93	6.50	234,573		0.67	[g]	0.55	[g]	1.81		19
	5/31/19		12.82	0.17		(0.59)	(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004		0.54	[f]	0.42	[f]	1.41		13
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27	[e]	0.15	[e]	1.55		8
Retirement Class:	5/31/20		11.80	0.24		0.56	0.80	(0.19)	(0.52)	(0.71)	11.89	6.40	621,730		0.77	[g]	0.65	[g]	1.98		19
	5/31/19		12.78	0.16		(0.58)	(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598		0.64	[f]	0.52	[f]	1.30		13
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42	[e]	0.25	[e]	1.45		8

78	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate
LIFECYCLE 2050 FUND
Institutional Class:	5/31/20		$11.94	$0.28		$0.56	$0.84	$(0.22)	$(0.51)	$(0.73)	$12.05	6.70%	$1,730,080		0.52%[g]		0.40%[g]		2.24%		18%
	5/31/19		12.95	0.19		(0.61)	(0.42)	(0.30)	(0.29)	(0.59)	11.94	(2.97)	1,267,704		0.40	[f]	0.28	[f]	1.52		12
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59	1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13	[e]	0.00	[e]	1.66		9
Advisor Class:	5/31/20		11.95	0.28		0.54	0.82	(0.22)	(0.51)	(0.73)	12.04	6.51	118		0.55	[g]	0.42	[g]	2.22		18
	5/31/19		12.95	0.19		(0.60)	(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117		0.40	[f]	0.28	[f]	1.55		12
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58	1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c,e]	0.03	[c,e]	0.70	[c]	9
Premier Class:	5/31/20		11.89	0.22		0.59	0.81	(0.19)	(0.51)	(0.70)	12.00	6.50	152,698		0.67	[g]	0.55	[g]	1.74		18
	5/31/19		12.89	0.17		(0.60)	(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987		0.55	[f]	0.43	[f]	1.38		12
	5/31/18		11.72	0.17		1.46	1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57	1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28	[e]	0.15	[e]	1.53		9
Retirement Class:	5/31/20		11.85	0.24		0.55	0.79	(0.19)	(0.51)	(0.70)	11.94	6.33	424,505		0.77	[g]	0.65	[g]	1.95		18
	5/31/19		12.85	0.16		(0.60)	(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296		0.65	[f]	0.53	[f]	1.27		12
	5/31/18		11.68	0.16		1.46	1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57	1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43	[e]	0.25	[e]	1.44		9
LIFECYCLE 2055 FUND
Institutional Class:	5/31/20		13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	653,177		0.54	[g]	0.40	[g]	2.24		18
	5/31/19		14.69	0.21		(0.70)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603		0.43	[f]	0.29	[f]	1.49		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82	2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
	5/31/16		12.77	0.19		(0.67)	(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19	[e]	0.00	[e]	1.62		24
Advisor Class:	5/31/20		13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	121		0.56	[g]	0.41	[g]	2.20		18
	5/31/19		14.69	0.22		(0.71)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119		0.42	[f]	0.28	[f]	1.52		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80	2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c,e]	0.03	[c,e]	0.67	[c]	24
Premier Class:	5/31/20		13.56	0.24		0.67	0.91	(0.22)	(0.53)	(0.75)	13.72	6.37	62,637		0.69	[g]	0.55	[g]	1.68		18
	5/31/19		14.63	0.19		(0.69)	(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603		0.57	[f]	0.43	[f]	1.35		10
	5/31/18		13.26	0.19		1.67	1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81	1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34	[e]	0.15	[e]	1.49		24
Retirement Class:	5/31/20		13.56	0.27		0.63	0.90	(0.22)	(0.53)	(0.75)	13.71	6.28	181,024		0.79	[g]	0.65	[g]	1.95		18
	5/31/19		14.63	0.17		(0.68)	(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354		0.67	[f]	0.53	[f]	1.24		10
	5/31/18		13.26	0.17		1.67	1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80	1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49	[e]	0.25	[e]	1.33		24

80	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	81

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate
LIFECYCLE 2060 FUND
Institutional Class:	5/31/20		$11.13	$0.25		$0.52	$0.77	$(0.21)	$(0.34)	$(0.55)	$11.35	6.60%	$155,744		0.62%[g]		0.39%[g]		2.18%		22%
	5/31/19		12.02	0.18		(0.59)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.17)	81,477		0.55	[f]	0.29	[f]	1.54		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15	[e]	0.00	[e]	1.67		54
Advisor Class:	5/31/20		11.13	0.25		0.51	0.76	(0.20)	(0.34)	(0.54)	11.35	6.60	117		0.66	[g]	0.44	[g]	2.16		22
	5/31/19		12.02	0.17		(0.58)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115		0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c,e]	0.02	[c,e]	0.65	[c]	54
Premier Class:	5/31/20		11.11	0.19		0.56	0.75	(0.19)	(0.34)	(0.53)	11.33	6.48	10,846		0.77	[g]	0.55	[g]	1.68		22
	5/31/19		12.00	0.16		(0.59)	(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553		0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38	1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30	[e]	0.15	[e]	1.52		54
Retirement Class:	5/31/20		11.10	0.22		0.51	0.73	(0.18)	(0.34)	(0.52)	11.31	6.32	38,705		0.87	[g]	0.65	[g]	1.91		22
	5/31/19		11.99	0.15		(0.59)	(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045		0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39	1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45	[e]	0.25	[e]	1.55		54
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Funds expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[g]	The Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

82	2020 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	83

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and in other investment pools or investment products, potentially including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 (“ASC”), Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

84	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2020, permanent book and tax differences resulting primarily from dividend reclassifications, investments in partnerships, and the utilization of tax equalization credits were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	85

Notes to financial statements

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

86	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of May 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle Retirement Income
Registered investment companies	$513,411,838	$—	$—	$—		$513,411,838
TIAA-CREF Real Property Fund LP	—	—	—	24,146,872		24,146,872
Total	$513,411,838	$—	$—	$24,146,872		$537,558,710
Lifecycle 2010
Registered investment companies	$1,094,104,442	$—	$—	$—		$1,094,104,442
TIAA-CREF Real Property Fund LP	—	—	—	51,386,926		51,386,926
Total	$1,094,104,442	$—	$—	$51,386,926		$1,145,491,368
Lifecycle 2015
Registered investment companies	$1,608,261,007	$—	$—	$—		$1,608,261,007
TIAA-CREF Real Property Fund LP	—	—	—	75,514,767		75,514,767
Total	$1,608,261,007	$—	$—	$75,514,767		$1,683,775,774
Lifecycle 2020
Registered investment companies	$3,404,841,744	$—	$—	$—		$3,404,841,744
TIAA-CREF Real Property Fund LP	—	—	—	159,887,093		159,887,093
Total	$3,404,841,744	$—	$—	$159,887,093		$3,564,728,837
Lifecycle 2025
Registered investment companies	$4,329,497,420	$—	$—	$—		$4,329,497,420
TIAA-CREF Real Property Fund LP	—	—	—	203,176,483		203,176,483
Total	$4,329,497,420	$—	$—	$203,176,483		$4,532,673,903
Lifecycle 2030
Registered investment companies	$4,402,436,936	$—	$—	$—		$4,402,436,936
TIAA-CREF Real Property Fund LP	—	—	—	206,417,155		206,417,155
Total	$4,402,436,936	$—	$—	$206,417,155		$4,608,854,091

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	87

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle 2035
Registered investment companies	$4,452,592,692	$—	$—	$—		$4,452,592,692
TIAA-CREF Real Property Fund LP	—	—	—	208,751,146		208,751,146
Total	$4,452,592,692	$—	$—	$208,751,146		$4,661,343,838
Lifecycle 2040
Registered investment companies	$5,208,596,475	$—	$—	$—		$5,208,596,475
TIAA-CREF Real Property Fund LP	—	—	—	244,287,264		244,287,264
Total	$5,208,596,475	$—	$—	$244,287,264		$5,452,883,739
Lifecycle 2045
Registered investment companies	$3,141,005,569	$—	$—	$—		$3,141,005,569
TIAA-CREF Real Property Fund LP	—	—	—	147,261,565		147,261,565
Total	$3,141,005,569	$—	$—	$147,261,565		$3,288,267,134
Lifecycle 2050
Registered investment companies	$2,198,248,712	$—	$—	$—		$2,198,248,712
TIAA-CREF Real Property Fund LP	—	—	—	102,981,524		102,981,524
Total	$2,198,248,712	$—	$—	$102,981,524		$2,301,230,236
Lifecycle 2055
Registered investment companies	$853,919,492	$—	$—	$—		$853,919,492
TIAA-CREF Real Property Fund LP	—	—	—	39,975,782		39,975,782
Total	$853,919,492	$—	$—	$39,975,782		$893,895,274
Lifecycle 2060
Registered investment companies	$194,493,385	$—	$—	$—		$194,493,385
TIAA-CREF Real Property Fund LP	—	—	—	9,104,722		9,104,722
Total	$194,493,385	$—	$—	$9,104,722		$203,598,107

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Advisors has contractually agreed to waive in

88	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2022, unless changed with approval of the Board. In addition, Advisors has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2020. As of May 31, 2020, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

Fund	Investment management fee-effective rate
Lifecycle Retirement Income	0.32%
Lifecycle 2010	0.32
Lifecycle 2015	0.32
Lifecycle 2020	0.33
Lifecycle 2025	0.35
Lifecycle 2030	0.36
Lifecycle 2035	0.37
Lifecycle 2040	0.38
Lifecycle 2045	0.39
Lifecycle 2050	0.39
Lifecycle 2055	0.39
Lifecycle 2060	0.39

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2020. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	89

Notes to financial statements

Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2020, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of May 31, 2020:

Fund	TIAA Access
Lifecycle Retirement Income	10%
Lifecycle 2010	9
Lifecycle 2015	11
Lifecycle 2020	12
Lifecycle 2025	12
Lifecycle 2030	12
Lifecycle 2035	12
Lifecycle 2040	12
Lifecycle 2045	13
Lifecycle 2050	17
Lifecycle 2055	12
Lifecycle 2060	13

90	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP (“RPF”), Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle Retirement Income Fund
TIAA CREF Funds:
Core Bond	$105,891	$31,296	$31,116	$(18)	$4,470	$3,461	$110,523
Core Plus Bond	68,747	13,255	14,731	(2)	2,129	2,305	69,398
Emerging Markets Debt	11,252	2,439	2,698	(176)	(555)	720	10,262
Emerging Markets Equity	9,961	4,483	3,462	(184)	(127)	246	10,671
Growth & Income	26,181	9,809	7,628	1,116	990	547	28,967
High-Yield	9,131	6,483	3,289	(73)	(97)	556	12,155
Inflation-Linked Bond	52,806	10,523	11,802	103	1,654	1,279	53,284
International Bond	11,013	3,285	3,052	(31)	(90)	669	11,125
International Equity	11,645	5,568	4,148	(612)	488	282	12,941
International Opportunities	11,614	4,697	5,428	20	1,187	215	12,090
Large-Cap Growth	23,566	10,984	10,090	1,002	4,836	214	29,241
Large-Cap Value	22,713	7,887	8,338	(640)	206	629	21,828
Quant International Equity	14,119	6,521	4,377	(632)	(851)	577	14,780
Quant International Small-Cap Equity	7,299	2,448	1,448	(202)	(550)	320	7,547
Quant Large-Cap Growth	20,651	8,063	6,681	1,102	3,500	319	25,435
Quant Large-Cap Value	19,869	5,706	15,501	1,904	(1,387)	569	9,539
Quant Small-Cap Equity	5,712	5,510	5,350	292	9	62	5,999
Quant Small/Mid-Cap Equity	4,993	2,045	1,735	138	(287)	74	4,895
Short-Term Bond	57,677	11,632	16,380	(109)	390	1,567	53,210
Nuveen Funds:
Dividend Value	—	13,628	1,644	92	(2,006)	117	9,522
TIAA-CREF Real Property Fund LPa	23,908	6,211	4,547	(95)	(1,330)	2,583	24,147
	$518,748	$172,473	$163,445	$2,995	$12,579	$17,311	$537,559

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	91

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2010 Fund
TIAA-CREF Funds:
Core Bond	$236,121	$56,376	$67,037	$452	$9,396	$7,457	$235,308
Core Plus Bond	153,370	22,800	32,932	256	4,496	4,971	147,990
Emerging Markets Debt	25,160	3,980	5,637	(296)	(1,186)	1,565	22,021
Emerging Markets Equity	22,872	9,120	8,730	118	(564)	535	22,816
Growth & Income	60,444	19,141	19,428	3,451	1,528	1,210	61,891
High-Yield	20,304	13,213	7,448	(126)	(155)	1,201	25,788
Inflation-Linked Bond	113,074	18,910	22,813	210	3,462	2,711	112,843
International Bond	24,563	5,745	6,405	(19)	(210)	1,454	23,674
International Equity	26,973	11,254	10,512	(285)	264	618	27,694
International Opportunities	26,995	7,651	11,665	1,008	1,819	469	25,808
Large-Cap Growth	54,499	21,639	24,210	3,056	9,958	469	62,625
Large-Cap Value	52,447	15,445	20,870	878	(1,237)	1,377	46,663
Quant International Equity	32,458	12,238	10,229	(1,083)	(1,792)	1,268	31,592
Quant International Small-Cap Equity	16,853	4,839	4,012	(376)	(1,138)	699	16,166
Quant Large-Cap Growth	47,656	14,700	15,694	3,689	6,746	698	54,477
Quant Large-Cap Value	45,875	10,063	34,707	8,727	(7,255)	1,243	20,405
Quant Small-Cap Equity	13,240	10,869	11,697	1,529	(734)	137	12,822
Quant Small/Mid-Cap Equity	11,545	3,965	4,293	540	(727)	162	10,463
Short-Term Bond	123,917	22,008	33,757	(111)	711	3,310	112,768
Nuveen Funds:
Dividend Value	—	28,744	3,243	372	(4,393)	252	20,290
TIAA-CREF Real Property Fund LPa	53,569	12,832	11,900	(174)	(2,940)	5,658	51,387
	$1,161,935	$325,532	$367,219	$21,816	$16,049	$37,464	$1,145,491

92	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2015 Fund
TIAA-CREF Funds:
Core Bond	$352,776	$76,504	$106,836	$(744)	$15,064	$10,870	$336,764
Core Plus Bond	229,372	28,198	52,851	(36)	6,929	7,247	211,612
Emerging Markets Debt	37,793	5,417	9,759	(605)	(1,576)	2,294	31,270
Emerging Markets Equity	39,613	13,447	14,201	(1,070)	243	904	38,032
Growth & Income	105,808	26,703	31,621	5,932	2,641	2,063	103,931
High-Yield	30,098	17,430	10,295	(947)	500	1,735	36,786
Inflation-Linked Bond	137,289	23,462	32,494	(1,049)	5,416	3,236	132,624
International Bond	36,746	7,621	10,156	(39)	(282)	2,128	33,890
International Equity	46,995	15,291	16,050	(4,483)	4,422	1,053	46,175
International Opportunities	46,946	11,866	19,729	1,024	3,608	799	43,715
Large-Cap Growth	95,139	31,112	39,871	5,531	16,404	798	104,374
Large-Cap Value	91,602	20,357	33,425	(3,858)	3,215	2,351	77,891
Quant International Equity	56,932	16,936	16,362	(3,824)	(708)	2,115	52,974
Quant International Small-Cap Equity	29,495	6,909	6,765	(940)	(1,646)	1,190	27,053
Quant Large-Cap Growth	83,428	22,326	27,626	5,632	11,971	1,188	91,264
Quant Large-Cap Value	80,255	15,474	60,213	4,196	(1,563)	2,116	34,239
Quant Small-Cap Equity	23,491	17,116	19,300	(1,282)	2,131	249	21,458
Quant Small/Mid-Cap Equity	20,154	5,775	7,076	793	(1,166)	277	17,511
Short-Term Bond	154,244	26,145	48,741	(407)	1,124	3,987	132,365
Nuveen Funds:
Dividend Value	—	48,599	5,297	658	(7,598)	425	34,333
TIAA-CREF Real Property Fund LPa	82,128	15,201	17,245	(132)	(4,437)	8,441	75,515
	$1,780,304	$451,889	$585,913	$4,350	$54,692	$55,466	$1,683,776

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	93

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2020 Fund
TIAA-CREF Funds:
Core Bond	$692,868	$175,503	$205,012	$(1,494)	$29,991	$21,898	$691,856
Core Plus Bond	451,311	72,294	102,229	(275)	13,949	14,603	435,050
Emerging Markets Debt	74,755	12,579	18,161	(1,254)	(3,336)	4,624	64,583
Emerging Markets Equity	92,633	31,128	31,477	(2,413)	257	2,163	90,128
Growth & Income	249,837	53,582	63,144	13,559	6,288	4,915	246,974
High-Yield	58,823	37,170	18,771	(1,691)	792	3,473	76,323
Inflation-Linked Bond	208,724	41,463	47,259	(667)	7,506	4,994	209,767
International Bond	72,378	17,825	19,847	(139)	(543)	4,269	69,674
International Equity	111,003	33,124	34,438	(8,404)	8,184	2,498	109,469
International Opportunities	111,508	22,985	41,078	2,145	8,878	1,900	104,438
Large-Cap Growth	225,123	64,809	83,751	12,737	39,192	1,897	248,744
Large-Cap Value	216,660	45,060	74,547	(9,017)	7,146	5,576	185,302
Quant International Equity	134,452	36,651	34,666	(6,959)	(3,311)	4,943	126,167
Quant International Small-Cap Equity	69,533	16,271	15,069	(2,429)	(3,823)	2,829	64,483
Quant Large-Cap Growth	197,004	42,437	53,969	13,514	28,503	2,817	216,894
Quant Large-Cap Value	189,453	32,811	137,485	10,193	(4,165)	5,033	81,507
Quant Small-Cap Equity	56,255	34,523	38,990	(3,086)	4,092	643	50,991
Quant Small/Mid-Cap Equity	47,624	12,266	15,207	1,958	(2,919)	657	41,424
Short-Term Bond	244,219	43,465	79,294	(491)	1,628	6,307	209,527
Nuveen Funds:
Dividend Value	—	114,647	11,633	1,839	(18,478)	1,017	81,541
TIAA-CREF Real Property Fund LPa	169,637	28,346	28,516	(371)	(9,209)	17,623	159,887
	$3,673,800	$968,939	$1,154,543	$17,255	$110,622	$114,679	$3,564,729

94	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2025 Fund
TIAA-CREF Funds:
Core Bond	$715,664	$234,507	$217,607	$(1,358)	$31,745	$23,521	$762,951
Core Plus Bond	470,163	100,049	104,545	(597)	15,020	15,704	480,090
Emerging Markets Debt	79,318	16,689	19,440	(1,432)	(3,800)	5,024	71,335
Emerging Markets Equity	130,947	50,057	40,527	(3,626)	(162)	3,232	136,689
Growth & Income	356,723	80,724	72,164	18,645	10,346	7,228	374,810
High-Yield	60,081	45,997	19,638	(1,678)	1,097	3,642	85,859
Inflation-Linked Bond	160,315	45,121	34,297	(70)	5,684	3,976	176,753
International Bond	75,398	23,523	21,217	(200)	(584)	4,559	76,920
International Equity	158,749	48,814	41,490	(10,652)	9,696	3,684	165,117
International Opportunities	159,271	34,696	50,280	512	15,654	2,796	159,853
Large-Cap Growth	321,399	86,201	93,559	15,234	61,494	2,813	376,880
Large-Cap Value	309,369	55,134	79,223	(10,950)	6,672	8,294	281,002
Quant International Equity	191,758	53,613	39,613	(7,973)	(6,751)	7,211	191,034
Quant International Small-Cap Equity	99,155	23,661	15,517	(3,247)	(6,424)	4,171	97,628
Quant Large-Cap Growth	281,247	62,901	60,940	17,582	43,973	4,177	329,052
Quant Large-Cap Value	270,357	47,835	188,830	15,014	(7,270)	7,462	123,316
Quant Small-Cap Equity	81,667	46,373	47,725	(3,776)	3,405	1,020	77,084
Quant Small/Mid-Cap Equity	68,014	16,757	16,852	2,647	(4,366)	974	62,792
Short-Term Bond	203,572	46,360	74,260	(335)	1,304	5,267	176,641
Nuveen Funds:
Dividend Value	—	169,860	14,083	3,605	(28,506)	1,520	123,692
TIAA-CREF Real Property Fund LPa	203,180	28,750	16,902	(440)	(11,412)	21,621	203,176
	$4,396,347	$1,317,622	$1,268,709	$26,905	$136,815	$137,896	$4,532,674

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	95

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2030 Fund
TIAA-CREF Funds:
Core Bond	$595,650	$247,507	$211,584	$(1,302)	$26,695	$19,977	$656,966
Core Plus Bond	395,704	106,745	100,033	(920)	13,124	13,365	414,620
Emerging Markets Debt	68,443	14,440	15,988	(1,289)	(3,389)	4,365	62,217
Emerging Markets Equity	149,784	56,377	40,087	(3,972)	(840)	3,768	161,262
Growth & Income	410,865	84,333	63,275	21,562	11,347	8,398	442,133
High-Yield	48,935	44,939	18,201	(1,438)	1,450	2,980	75,685
Inflation-Linked Bond	69,605	30,929	14,575	42	2,650	1,815	88,651
International Bond	63,451	25,760	22,031	(224)	(455)	3,869	66,501
International Equity	183,163	51,178	38,947	(9,877)	8,756	4,283	194,273
International Opportunities	183,040	34,000	45,800	(75)	18,818	3,254	189,983
Large-Cap Growth	369,812	83,054	81,715	16,950	72,597	3,281	444,501
Large-Cap Value	356,714	54,188	73,009	(9,090)	3,422	9,729	332,225
Quant International Equity	220,859	60,637	39,359	(8,181)	(8,764)	8,312	225,192
Quant International Small-Cap Equity	114,187	27,265	14,893	(3,102)	(8,453)	4,863	115,004
Quant Large-Cap Growth	323,824	74,609	63,114	19,475	51,220	4,871	387,692
Quant Large-Cap Value	311,147	53,793	211,630	18,153	(9,719)	8,703	145,660
Quant Small-Cap Equity	95,687	46,682	45,670	(3,147)	1,151	1,240	91,228
Quant Small/Mid-Cap Equity	78,447	16,932	14,805	3,113	(5,283)	1,134	74,436
Short-Term Bond	113,054	33,661	58,647	(12)	545	2,749	88,601
Nuveen Funds:
Dividend Value	—	196,866	13,639	4,896	(34,142)	1,775	145,607
TIAA-CREF Real Property Fund LPa	201,280	22,592	5,587	(130)	(11,738)	21,594	206,417
	$4,353,651	$1,366,487	$1,192,589	$41,432	$128,992	$134,325	$4,608,854

96	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2035 Fund
TIAA-CREF Funds:
Core Bond	$508,081	$199,456	$186,257	$(575)	$22,022	$16,587	$542,727
Core Plus Bond	314,003	111,901	92,150	(782)	10,481	10,873	343,453
Emerging Markets Debt	56,630	16,215	16,976	(1,715)	(2,548)	3,664	51,606
Emerging Markets Equity	170,990	60,867	40,594	(4,163)	(1,551)	4,340	185,549
Growth & Income	471,102	88,712	62,081	25,167	12,463	9,677	509,083
High-Yield	36,453	38,014	8,810	(698)	(99)	2,605	64,860
International Bond	50,353	23,828	18,475	(233)	(351)	3,131	55,122
International Equity	210,190	49,268	34,903	(8,422)	6,921	4,952	223,054
International Opportunities	210,059	35,451	48,586	135	21,326	3,758	218,385
Large-Cap Growth	424,540	77,637	75,028	19,996	83,276	3,801	511,656
Large-Cap Value	408,698	48,582	67,474	(8,688)	1,546	11,250	382,664
Quant International Equity	253,298	66,706	41,605	(8,706)	(10,211)	9,585	259,482
Quant International Small-Cap Equity	130,847	31,063	15,976	(3,053)	(10,361)	5,626	132,520
Quant Large-Cap Growth	371,390	75,234	60,077	22,558	58,780	5,640	446,669
Quant Large-Cap Value	356,957	54,403	234,343	21,176	(11,878)	10,078	167,691
Quant Small-Cap Equity	110,577	46,624	44,576	(2,384)	(1,286)	1,486	104,789
Quant Small/Mid-Cap Equity	90,163	16,602	14,271	3,762	(6,324)	1,315	85,334
Nuveen Funds:
Dividend Value	—	224,247	12,774	6,268	(40,103)	2,047	167,949
TIAA-CREF Real Property Fund LPa	202,639	25,776	7,726	(169)	(11,769)	21,792	208,751
	$4,376,970	$1,290,586	$1,082,682	$59,474	$120,334	$132,207	$4,661,344

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	97

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2040 Fund
TIAA-CREF Funds:
Core Bond	$352,537	$183,440	$167,887	$(793)	$15,294	$11,712	$382,591
Core Plus Bond	217,631	104,788	83,484	(1,005)	7,685	7,649	245,615
Emerging Markets Debt	44,827	15,537	19,258	(2,208)	(1,489)	2,885	37,409
Emerging Markets Equity	227,237	74,081	50,968	(4,509)	(2,675)	5,762	243,166
Growth & Income	628,398	97,895	73,123	34,185	15,545	12,808	668,010
High-Yield	19,813	37,129	5,746	(471)	799	1,615	51,524
International Bond	34,952	19,707	14,767	(212)	(226)	2,202	39,454
International Equity	280,306	55,208	42,530	(9,950)	8,425	6,573	291,459
International Opportunities	280,195	36,832	58,024	794	27,453	4,991	287,250
Large-Cap Growth	566,267	74,835	81,677	27,537	108,962	5,043	671,026
Large-Cap Value	545,137	45,424	79,837	(9,204)	449	14,910	501,969
Quant International Equity	337,899	79,030	52,694	(10,868)	(13,151)	12,593	340,216
Quant International Small-Cap Equity	174,455	37,913	20,993	(3,817)	(13,868)	7,470	173,690
Quant Large-Cap Growth	495,279	84,170	73,147	30,329	77,032	7,488	585,497
Quant Large-Cap Value	476,411	61,348	305,543	28,806	(16,086)	13,371	220,226
Quant Small-Cap Equity	148,236	51,471	50,560	(1,822)	(4,175)	2,021	137,485
Quant Small/Mid-Cap Equity	120,103	18,006	16,782	5,305	(8,629)	1,745	111,898
Nuveen Funds:
Dividend Value	—	292,824	15,322	8,936	(53,474)	2,691	220,112
TIAA-CREF Real Property Fund LPa	240,701	40,396	22,853	(411)	(13,546)	25,667	244,287
	$5,190,384	$1,410,034	$1,235,195	$90,622	$134,325	$149,196	$5,452,884

98	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2045 Fund
TIAA-CREF Funds:
Core Bond	$84,811	$70,866	$75,846	$369	$2,542	$2,783	$82,742
Core Plus Bond	52,259	41,395	38,333	24	1,412	1,793	56,757
Emerging Markets Debt	13,312	6,181	9,329	(763)	(469)	837	8,932
Emerging Markets Equity	140,266	55,292	27,817	(2,236)	(3,147)	3,747	162,358
Growth & Income	388,284	77,697	29,304	21,697	9,158	8,198	444,984
High-Yield	2,314	16,797	3,021	5	767	289	16,862
International Bond	8,413	7,600	6,794	(63)	(61)	521	9,095
International Equity	173,270	42,191	19,463	(3,388)	1,731	4,207	194,341
International Opportunities	173,064	30,990	29,558	(735)	18,740	3,196	192,501
Large-Cap Growth	349,950	60,926	35,338	16,237	71,820	3,271	447,444
Large-Cap Value	336,881	35,120	30,056	(3,888)	(4,069)	9,590	333,988
Quant International Equity	208,667	62,779	28,797	(4,749)	(11,379)	8,102	226,521
Quant International Small-Cap Equity	107,879	28,944	9,318	(2,188)	(9,761)	4,824	115,556
Quant Large-Cap Growth	306,113	64,254	31,004	18,008	50,116	4,829	389,323
Quant Large-Cap Value	294,374	50,686	189,416	20,059	(13,080)	8,630	146,675
Quant Small-Cap Equity	92,343	33,270	25,640	2,500	(7,239)	1,325	91,521
Quant Small/Mid-Cap Equity	74,205	12,904	6,004	3,384	(5,861)	1,134	74,661
Nuveen Funds:
Dividend Value	—	191,414	7,396	6,638	(35,610)	1,755	146,745
TIAA-CREF Real Property Fund LPa	136,520	35,923	16,979	(401)	(7,802)	14,915	147,261
	$2,942,925	$925,229	$619,413	$70,510	$57,808	$83,946	$3,288,267

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	99

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2050 Fund
TIAA-CREF Funds:
Core Bond	$43,497	$46,125	$47,790	$254	$1,184	$1,472	$43,270
Core Plus Bond	26,845	26,708	23,649	1	737	941	30,642
Emerging Markets Debt	6,529	3,705	4,667	(376)	(258)	418	4,933
Emerging Markets Equity	95,744	40,446	17,156	(1,603)	(2,291)	2,600	115,140
Growth & Income	265,090	62,712	18,242	14,913	6,341	5,680	315,148
High-Yield	1,479	10,414	1,950	— ^	465	181	10,408
International Bond	4,321	5,146	4,489	(41)	(27)	270	4,910
International Equity	118,378	33,598	12,853	(2,504)	1,228	2,916	137,847
International Opportunities	118,131	24,650	18,585	(646)	13,312	2,220	136,862
Large-Cap Growth	238,961	49,703	21,859	11,094	50,447	2,267	317,152
Large-Cap Value	230,040	31,122	18,237	(2,703)	(3,215)	6,649	237,007
Quant International Equity	142,539	47,453	17,810	(3,410)	(7,993)	5,617	160,779
Quant International Small-Cap Equity	73,638	23,106	6,416	(1,532)	(6,887)	3,369	81,909
Quant Large-Cap Growth	209,045	50,609	18,242	12,339	35,081	3,353	276,221
Quant Large-Cap Value	201,045	38,675	129,107	13,296	(8,844)	5,990	103,995
Quant Small-Cap Equity	63,067	25,107	17,081	1,185	(4,624)	921	65,073
Quant Small/Mid-Cap Equity	50,664	11,110	4,288	2,122	(3,830)	786	53,029
Nuveen Funds:
Dividend Value	—	135,094	5,077	4,612	(24,938)	1,231	103,923
TIAA-CREF Real Property Fund LPa	91,926	28,118	11,415	(305)	(5,342)	10,172	102,982
	$1,980,939	$693,601	$398,913	$46,696	$40,546	$57,053	$2,301,230

100	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2055 Fund
TIAA-CREF Funds:
Core Bond	$10,519	$17,004	$16,771	$85	$241	$386	$11,078
Core Plus Bond	6,510	10,204	8,512	(18)	191	242	8,375
Emerging Markets Debt	1,435	1,436	1,301	(119)	(45)	98	1,406
Emerging Markets Equity	33,920	18,903	5,832	(566)	(1,031)	977	45,394
Growth & Income	94,068	36,111	8,107	5,388	2,350	2,111	123,945
High-Yield	501	3,599	759	(4)	160	62	3,497
International Bond	1,042	1,839	1,519	(16)	(4)	69	1,342
International Equity	42,010	17,225	4,327	(999)	322	1,098	54,231
International Opportunities	41,897	13,431	6,445	(286)	5,069	837	53,666
Large-Cap Growth	84,861	29,244	8,463	4,000	19,323	849	124,772
Large-Cap Value	81,653	22,295	7,982	(1,250)	(1,512)	2,486	93,204
Quant International Equity	50,595	23,568	6,297	(1,346)	(3,117)	2,113	63,403
Quant International Small-Cap Equity	26,149	11,520	2,106	(570)	(2,683)	1,266	32,310
Quant Large-Cap Growth	74,150	29,241	7,521	4,470	13,297	1,259	108,902
Quant Large-Cap Value	71,419	19,892	47,520	4,397	(3,098)	2,246	40,939
Quant Small-Cap Equity	22,495	11,408	6,023	21	(1,325)	345	25,609
Quant Small/Mid-Cap Equity	17,971	6,277	1,605	835	(1,574)	291	20,886
Nuveen Funds:
Dividend Value	—	52,856	2,068	1,763	(9,425)	473	40,960
TIAA-CREF Real Property Fund LPa	32,144	13,546	3,593	(126)	(1,995)	3,719	39,976
	$693,339	$339,599	$146,751	$15,659	$15,144	$20,927	$893,895

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	101

Notes to financial statements

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/19	cost	proceeds	gain (loss )	(depreciation )	income	5/31/20
Lifecycle 2060 Fund
TIAA-CREF Funds:
Core Bond	$1,059	$3,873	$3,720	$(1)	$11	$48	$1,222
Core Plus Bond	655	2,213	1,783	(9)	21	28	1,097
Emerging Markets Debt	97	338	217	(15)	— ^	8	203
Emerging Markets Equity	6,277	5,842	1,211	(150)	(287)	202	10,471
Growth & Income	17,407	12,915	2,009	1,099	399	432	28,600
High-Yield	101	713	170	(3)	31	12	672
International Bond	105	394	319	(4)	— ^	8	176
International Equity	7,755	6,027	1,040	(243)	15	227	12,514
International Opportunities	7,744	4,848	1,252	(59)	1,070	173	12,351
Large-Cap Growth	15,698	10,911	1,878	801	4,157	175	28,823
Large-Cap Value	15,117	9,001	1,786	(261)	(565)	514	21,506
Quant International Equity	9,350	7,865	1,521	(296)	(746)	435	14,652
Quant International Small-Cap Equity	4,838	3,857	529	(124)	(598)	261	7,444
Quant Large-Cap Growth	13,733	10,310	1,652	905	2,812	260	25,130
Quant Large-Cap Value	13,223	6,451	9,453	848	(767)	464	9,445
Quant Small-Cap Equity	4,236	3,460	1,275	(23)	(291)	71	5,908
Quant Small/Mid-Cap Equity	3,322	2,313	410	164	(355)	60	4,823
Nuveen Funds:
Dividend Value	—	12,029	461	376	(2,038)	104	9,456
TIAA-CREF Real Property Fund LPa	5,832	4,278	560	(28)	(417)	741	9,105
	$126,549	$107,638	$31,246	$2,977	$2,452	$4,223	$203,598

^	Some amounts represent less than $1,000.
[a]	Restricted security

Note 4—investments

RPF: The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

102	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Net unrealized appreciation (depreciation): At May 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$501,281	$52,032	$(15,754)	$36,278
Lifecycle 2010	1,022,210	157,410	(34,129)	123,281
Lifecycle 2015	1,639,731	109,660	(65,616)	44,044
Lifecycle 2020	3,443,922	255,975	(135,168)	120,807
Lifecycle 2025	4,365,435	359,689	(192,450)	167,239
Lifecycle 2030	4,418,714	401,549	(211,409)	190,140
Lifecycle 2035	4,438,502	453,699	(230,857)	222,842
Lifecycle 2040	5,154,712	587,756	(289,585)	298,171
Lifecycle 2045	3,026,909	410,533	(149,175)	261,358
Lifecycle 2050	2,151,358	262,046	(112,174)	149,872
Lifecycle 2055	875,678	72,973	(54,756)	18,217
Lifecycle 2060	208,638	10,731	(15,771)	(5,040)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2020 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$174,593	$165,567
Lifecycle 2010	325,532	367,219
Lifecycle 2015	451,889	585,913
Lifecycle 2020	968,939	1,154,543
Lifecycle 2025	1,317,622	1,268,709
Lifecycle 2030	1,366,487	1,192,589
Lifecycle 2035	1,290,586	1,082,682
Lifecycle 2040	1,410,034	1,235,195
Lifecycle 2045	925,229	619,413
Lifecycle 2050	693,601	398,913
Lifecycle 2055	339,599	146,751
Lifecycle 2060	112,988	36,608

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	103

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2020 and May 31, 2019 was as follows:

	5/31/2020			5/31/2019
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$12,946,594	$7,758,705	$20,705,299	$14,258,580	$14,586,716	$28,845,296
Lifecycle 2010	33,381,576	21,281,267	54,662,843	35,376,146	36,550,083	71,926,229
Lifecycle 2015	43,063,258	29,927,489	72,990,747	50,960,796	77,185,786	128,146,582
Lifecycle 2020	82,302,049	76,912,521	159,214,570	100,776,963	163,562,699	264,339,662
Lifecycle 2025	100,377,682	111,559,621	211,937,303	115,502,335	194,505,677	310,008,012
Lifecycle 2030	90,932,206	130,723,905	221,656,111	111,490,044	204,579,093	316,069,137
Lifecycle 2035	91,038,059	152,423,405	243,461,464	110,370,526	213,422,765	323,793,291
Lifecycle 2040	94,348,532	205,687,170	300,035,702	128,640,553	301,639,120	430,279,673
Lifecycle 2045	55,442,955	130,773,793	186,216,748	74,182,461	61,399,623	135,582,084
Lifecycle 2050	37,900,523	88,295,156	126,195,679	47,745,048	40,097,810	87,842,858
Lifecycle 2055	13,951,395	29,619,848	43,571,243	14,668,738	11,016,979	25,685,717
Lifecycle 2060	2,877,499	4,796,501	7,674,000	2,650,754	2,050,657	4,701,411

As of May 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Late-year loss defferals	Total
Lifecycle Retirement Income	$1,179,909	$6,335,426	$36,277,846	$—	$43,793,181
Lifecycle 2010	8,758,864	21,259,660	123,280,970	—	153,299,494
Lifecycle 2015	13,207,844	19,620,332	44,044,336	—	76,872,512
Lifecycle 2020	29,660,392	48,561,076	120,807,292	—	199,028,760
Lifecycle 2025	23,672,556	71,379,312	167,238,854	—	262,290,722
Lifecycle 2030	23,116,794	84,220,224	190,139,937	—	297,476,955
Lifecycle 2035	15,722,685	97,596,924	222,841,764	—	336,161,373
Lifecycle 2040	17,437,519	130,376,851	298,171,270	—	445,985,640
Lifecycle 2045	4,178,752	87,429,251	261,358,410	—	352,966,413
Lifecycle 2050	2,259,307	60,449,626	149,872,142	—	212,581,075
Lifecycle 2055	13,592	22,341,653	18,217,459	—	40,572,704
Lifecycle 2060	12,442	4,569,975	(5,039,536)	(263,733)	(720,852)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

104	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2020, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	105

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, and TIAA-CREF Lifecycle 2060 Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, TIAA-CREF Lifecycle 2060 Fund (twelve of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

106	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	107

Important tax information (unaudited)

For the year ended May 31, 2020, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Retirement Income	$8,292,844
Lifecycle 2010	23,226,793
Lifecycle 2015	31,252,163
Lifecycle 2020	79,946,062
Lifecycle 2025	114,682,092
Lifecycle 2030	134,134,692
Lifecycle 2035	155,697,887
Lifecycle 2040	210,109,102
Lifecycle 2045	133,159,117
Lifecycle 2050	89,760,924
Lifecycle 2055	30,197,099
Lifecycle 2060	5,020,500

For the year ended May 31, 2020, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	26.1%
Lifecycle 2010	22.1
Lifecycle 2015	29.1
Lifecycle 2020	36.0
Lifecycle 2025	43.5
Lifecycle 2030	55.7
Lifecycle 2035	64.1
Lifecycle 2040	81.6
Lifecycle 2045	88.9
Lifecycle 2050	90.1
Lifecycle 2055	90.7
Lifecycle 2060	90.6

For the year ended May 31, 2020, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	17.5%
Lifecycle 2010	14.8
Lifecycle 2015	19.6
Lifecycle 2020	24.3
Lifecycle 2025	29.3
Lifecycle 2030	37.6
Lifecycle 2035	43.4
Lifecycle 2040	55.3
Lifecycle 2045	60.2
Lifecycle 2050	60.9
Lifecycle 2055	61.1
Lifecycle 2060	60.8

108	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

For the year ended May 31, 2020, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income	$1,358,113	$0.02902
Lifecycle 2010	2,955,159	0.03056
Lifecycle 2015	5,021,847	0.03043
Lifecycle 2020	11,880,668	0.03500
Lifecycle 2025	17,490,663	0.04099
Lifecycle 2030	20,184,535	0.04642
Lifecycle 2035	23,435,151	0.05352
Lifecycle 2040	31,009,803	0.06036
Lifecycle 2045	19,854,466	0.07202
Lifecycle 2050	13,865,763	0.07225
Lifecycle 2055	5,216,279	0.08000
Lifecycle 2060	1,076,430	0.05944

For the year ended May 31, 2020, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income	$115,773	$0.00247
Lifecycle 2010	253,227	0.00262
Lifecycle 2015	428,365	0.00260
Lifecycle 2020	1,014,794	0.00299
Lifecycle 2025	1,495,842	0.00351
Lifecycle 2030	1,737,350	0.00400
Lifecycle 2035	2,005,802	0.00458
Lifecycle 2040	2,655,890	0.00517
Lifecycle 2045	1,711,113	0.00621
Lifecycle 2050	1,188,482	0.00619
Lifecycle 2055	447,047	0.00686
Lifecycle 2060	92,272	0.00510

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	109

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

110	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB:1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System and Santa Barbara Foundation; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	111

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2020

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

112	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	113

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2020

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

114	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of

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Approval of investment management agreement (unaudited)

its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following:

116	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

(1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on

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Approval of investment management agreement (unaudited)

the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated

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and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’

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existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of 0.10% of each Fund’s management fee since inception, which will continue through at least September 30, 2022. The Board also acknowledged certain fee waivers and reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2019.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered

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that because Advisors operated each Fund at a loss, and has waived 0.10% of its management fees for the Funds since inception, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Index Funds, which has the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Also, Advisors and its affiliates earn fees on the Funds’ investments in other affiliated products, such as Nuveen Funds and the TIAA-CREF Real Property Fund. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses,

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as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for that Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Lifecycle Retirement Income Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.26% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5 funds, 1 out of 3 funds and 1 out of 3 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund ranked 3 out of 5 funds, 1 out of 4 funds, 1 out of 3 funds and 2 out of 3 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.

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•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2010 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.29% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5 funds, 1 out of 2 funds and 1 out of 2 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5 funds, 2 out of 5 funds, 1 out of 4 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2015 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.31% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.

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Approval of investment management agreement (unaudited)

•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5 funds, 1 out of 2 funds and 1 out of 2 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 5 funds, 3 out of 5 funds, 2 out of 4 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2020 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.32% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2025 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.34% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2030 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.36% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and

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contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of its Performance Group for each of the one-, three- and five-year periods, and ranked 2 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2035 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.37% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 3rd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2040 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.38% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of its Performance Group for each of the one-, three- and five-year periods, and ranked 2 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2045 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.39% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.

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•	The Fund was in the 2nd, 3rd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2050 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.38% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2055 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.36% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 3rd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2060 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.24% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2021. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2022.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 1 out of 3 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.

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Approval of investment management agreement (unaudited)	concluded

•	The Fund was in the 2nd and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively, and ranked 1 out of 3 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

130	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	131

Liquidity risk management program	concluded

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

132	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

TIAA-CREF Lifecycle Funds ■ 2020 Annual Report	133

Additional information about index providers (unaudited)	concluded

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

134	2020 Annual Report ■ TIAA-CREF Lifecycle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	May 31, 2020

TIAA-CREF

Lifecycle Index Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement
Fund name	Class	Class	Class	Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	3

Letter to investors

Global financial markets produced mixed results for the twelve months ended May 31, 2020, as the effects of the COVID-19 pandemic persisted. U.S. equities posted double-digit gains amid continued economic growth for most of the period. Foreign stocks declined, with international developed markets faring better than emerging markets. U.S. fixed-income securities delivered strong gains as U.S. Treasury yields fell sharply across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns for the period; however, all trailed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 7.0% for the Lifecycle Index 2060 Fund to 8.1% for the Lifecycle Index 2020 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

U.S. markets rose while international equities fell

U.S. equities advanced for the twelve months, despite the negative impact of the COVID-19 pandemic. The broad domestic stock market, as represented by the Russell 3000® Index, gained 11.5%. The U.S. economy grew at a steady pace for much of the period but contracted at an annualized rate of 5.0% during the first quarter of 2020. To help stimulate the economy, the Federal Reserve cut the federal funds target rate twice in March 2020 to 0.00%–0.25%, having already reduced the key short-term interest-rate measure three other times during the period.

International stocks did not perform as well as their U.S. counterparts. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, returned –3.2% in U.S.-dollar terms. In January 2020, the United States and China signed phase one of a trade deal in which the United States would reduce certain tariffs on Chinese products in exchange for China’s agreement to purchase more American farm, energy and manufactured goods.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts and Treasury yield declines. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.4% for the period.

4	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Maintaining a calm, balanced approach during periods of uncertainty

The COVID-19 pandemic occurred during one of the longest economic expansions in U.S. history. As the economic shutdown grew from days to weeks, managing daily routines became a challenge and stock markets around the world reacted with steep declines. However, equities demonstrated their resiliency with a strong rally in April and May. While it’s only natural to become more anxious during periods of elevated market volatility, paying too much attention to short-term events can shift your focus away from your long-term objectives. Often, the best course of action during periods of turmoil may be to stick with your financial plan and remain invested in a diversified portfolio that includes multiple asset classes. The TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 40 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019–May 31, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifecycle Index Funds Institutional Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )
Retirement Income Fund actual return	$1,000.00	$1,011.96	$0.50
5% annual hypothetical return	1,000.00	1,024.50	0.51
2010 Fund actual return	1,000.00	1,010.93	0.50
5% annual hypothetical return	1,000.00	1,024.50	0.51
2015 Fund actual return	1,000.00	1,006.41	0.50
5% annual hypothetical return	1,000.00	1,024.50	0.51
2020 Fund actual return	1,000.00	1,001.76	0.50
5% annual hypothetical return	1,000.00	1,024.50	0.51
2025 Fund actual return	1,000.00	994.27	0.50
5% annual hypothetical return	1,000.00	1,024.50	0.51
2030 Fund actual return	1,000.00	985.69	0.55
5% annual hypothetical return	1,000.00	1,024.45	0.56
2035 Fund actual return	1,000.00	977.42	0.54
5% annual hypothetical return	1,000.00	1,024.45	0.56
2040 Fund actual return	1,000.00	968.22	0.54
5% annual hypothetical return	1,000.00	1,024.45	0.56
2045 Fund actual return	1,000.00	959.79	0.49
5% annual hypothetical return	1,000.00	1,024.50	0.51
2050 Fund actual return	1,000.00	958.62	0.54
5% annual hypothetical return	1,000.00	1,024.45	0.56
2055 Fund actual return	1,000.00	956.81	0.54
5% annual hypothetical return	1,000.00	1,024.45	0.56
2060 Fund actual return	1,000.00	955.53	0.49
5% annual hypothetical return	1,000.00	1,024.50	0.51

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retirement Income Fund, 0.10% for the 2010 Fund, 0.10% for the 2015 Fund, 0.10% for the 2020 Fund, 0.10% for the 2025 Fund, 0.11% for the 2030 Fund, 0.11% for the 2035 Fund, 0.11% for the 2040 Fund, 0.10% for the 2045 Fund, 0.11% for the 2050 Fund, 0.11% for the 2055 Fund and 0.10% for the 2060 Fund.

10	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifecycle Index Funds Advisor Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )
Retirement Income Fund actual return	$1,000.00	$1,011.36	$1.16
5% annual hypothetical return	1,000.00	1,023.85	1.16
2010 Fund actual return	1,000.00	1,010.74	0.65
5% annual hypothetical return	1,000.00	1,024.35	0.66
2015 Fund actual return	1,000.00	1,005.97	0.95
5% annual hypothetical return	1,000.00	1,024.05	0.96
2020 Fund actual return	1,000.00	1,001.31	1.05
5% annual hypothetical return	1,000.00	1,023.95	1.06
2025 Fund actual return	1,000.00	993.62	1.05
5% annual hypothetical return	1,000.00	1,023.95	1.06
2030 Fund actual return	1,000.00	985.61	1.04
5% annual hypothetical return	1,000.00	1,023.95	1.06
2035 Fund actual return	1,000.00	976.88	0.99
5% annual hypothetical return	1,000.00	1,024.00	1.01
2040 Fund actual return	1,000.00	968.02	0.98
5% annual hypothetical return	1,000.00	1,024.00	1.01
2045 Fund actual return	1,000.00	959.08	1.08
5% annual hypothetical return	1,000.00	1,023.90	1.11
2050 Fund actual return	1,000.00	957.97	0.98
5% annual hypothetical return	1,000.00	1,024.00	1.01
2055 Fund actual return	1,000.00	956.14	0.98
5% annual hypothetical return	1,000.00	1,024.00	1.01
2060 Fund actual return	1,000.00	955.68	0.98
5% annual hypothetical return	1,000.00	1,024.00	1.01

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.23% for the Retirement Income Fund, 0.13% for the 2010 Fund, 0.19% for the 2015 Fund, 0.21% for the 2020 Fund, 0.21% for the 2025 Fund, 0.21% for the 2030 Fund, 0.20% for the 2035 Fund, 0.20% for the 2040 Fund, 0.22% for the 2045 Fund, 0.20% for the 2050 Fund, 0.20% for the 2055 Fund and 0.20% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifecycle Index Funds Premier Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )
Retirement Income Fund actual return	$1,000.00	$1,011.16	$1.26
5% annual hypothetical return	1,000.00	1,023.75	1.26
2010 Fund actual return	1,000.00	1,010.16	1.26
5% annual hypothetical return	1,000.00	1,023.75	1.26
2015 Fund actual return	1,000.00	1,005.57	1.25
5% annual hypothetical return	1,000.00	1,023.75	1.26
2020 Fund actual return	1,000.00	1,001.51	1.25
5% annual hypothetical return	1,000.00	1,023.75	1.26
2025 Fund actual return	1,000.00	993.41	1.25
5% annual hypothetical return	1,000.00	1,023.75	1.26
2030 Fund actual return	1,000.00	985.27	1.29
5% annual hypothetical return	1,000.00	1,023.70	1.32
2035 Fund actual return	1,000.00	976.93	1.24
5% annual hypothetical return	1,000.00	1,023.75	1.26
2040 Fund actual return	1,000.00	967.64	1.28
5% annual hypothetical return	1,000.00	1,023.70	1.32
2045 Fund actual return	1,000.00	958.78	1.22
5% annual hypothetical return	1,000.00	1,023.75	1.26
2050 Fund actual return	1,000.00	957.58	1.27
5% annual hypothetical return	1,000.00	1,023.70	1.32
2055 Fund actual return	1,000.00	956.08	1.27
5% annual hypothetical return	1,000.00	1,023.70	1.32
2060 Fund actual return	1,000.00	955.19	1.22
5% annual hypothetical return	1,000.00	1,023.75	1.26

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income Fund, 0.25% for the 2010 Fund, 0.25% for the 2015 Fund, 0.25% for the 2020 Fund, 0.25% for the 2025 Fund, 0.26% for the 2030 Fund, 0.25% for the 2035 Fund, 0.26% for the 2040 Fund, 0.25% for the 2045 Fund, 0.26% for the 2050 Fund, 0.26% for the 2055 Fund and 0.25% for the 2060 Fund.

12	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )
Retirement Income Fund actual return	$1,000.00	$1,010.61	$1.76
5% annual hypothetical return	1,000.00	1,023.25	1.77
2010 Fund actual return	1,000.00	1,009.87	1.76
5% annual hypothetical return	1,000.00	1,023.25	1.77
2015 Fund actual return	1,000.00	1,005.07	1.75
5% annual hypothetical return	1,000.00	1,023.25	1.77
2020 Fund actual return	1,000.00	1,000.40	1.75
5% annual hypothetical return	1,000.00	1,023.25	1.77
2025 Fund actual return	1,000.00	992.93	1.74
5% annual hypothetical return	1,000.00	1,023.25	1.77
2030 Fund actual return	1,000.00	984.73	1.79
5% annual hypothetical return	1,000.00	1,023.20	1.82
2035 Fund actual return	1,000.00	976.33	1.73
5% annual hypothetical return	1,000.00	1,023.25	1.77
2040 Fund actual return	1,000.00	967.01	1.77
5% annual hypothetical return	1,000.00	1,023.20	1.82
2045 Fund actual return	1,000.00	958.59	1.71
5% annual hypothetical return	1,000.00	1,023.25	1.77
2050 Fund actual return	1,000.00	957.38	1.76
5% annual hypothetical return	1,000.00	1,023.20	1.82
2055 Fund actual return	1,000.00	955.64	1.76
5% annual hypothetical return	1,000.00	1,023.20	1.82
2060 Fund actual return	1,000.00	954.30	1.71
5% annual hypothetical return	1,000.00	1,023.25	1.77

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.35% for the 2015 Fund, 0.35% for the 2020 Fund, 0.35% for the 2025 Fund, 0.36% for the 2030 Fund, 0.35% for the 2035 Fund, 0.36% for the 2040 Fund, 0.35% for the 2045 Fund, 0.36% for the 2050 Fund, 0.36% for the 2055 Fund and 0.35% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	13

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2020

All twelve of the TIAA-CREF Lifecycle Index Funds posted gains that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 7.01% for the 2060 Fund to 8.10% for the 2020 Fund. The performance tables show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.15 of a percentage point for the 2050 Fund to 0.33 of a percentage point for the 2015 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

U.S. stocks and bonds advanced despite impact of COVID-19 pandemic

The U.S. economy expanded at a moderate pace for the first six months of the period, but it was jolted in 2020 by the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.1% in both the third and fourth quarters of 2019 but contracted by 5.0% during the first quarter of 2020, according to the government’s “second” estimate. The unemployment rate jumped to 14.7% in April but receded slightly to 13.3% in May, reflecting a modest resumption of economic activity. Core inflation, which includes all items except food and energy, eased to 1.2% for the twelve months ended May 31, 2020, while oil prices fell sharply.

During the twelve months, the Federal Reserve lowered the federal funds target rate on five occasions, bringing the key short-term interest-rate measure to 0.00%–0.25% by March 2020.

The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.46% for the period. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, returned –3.24% in U.S.-dollar terms.

U.S. investment-grade bonds performed well as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.42%, while short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, advanced 4.57%.

14	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. equity and fixed-income funds had strongest performance

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

Over the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited from solid performance among both U.S. equity and U.S. fixed-income underlying funds, while foreign stock fund returns were negative. The Equity Index Fund had the strongest performance with a double-digit return, followed by the Bond Index Fund, the Inflation-Linked Bond Fund and the Short-Term Bond Index Fund. The International Equity Index Fund and the Emerging Markets Equity Index Fund both had negative returns in the low single digits.

Fund performance fell within a narrow range

The Lifecycle Index Funds generated a relatively narrow range of returns for the twelve months. Due to the high volatility that characterized much of the period, some Lifecycle Index Funds with different time horizons and asset allocations performed similarly. For example, the 2015 Fund—which allocates more than half of its assets to fixed income, returned 7.96%, while the 2045 Fund, which allocates more than 80% percent of its assets to stocks, returned 7.21%—a relatively small difference of 0.75 of a percentage point. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	15

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2020

Lifecycle Index Retirement Income Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.17%	4.94%		6.51%		0.28%	0.10%
Advisor Class	12/4/15	8.08	4.87	†	6.35	†	0.36	0.18
Premier Class	9/30/09	8.09	4.78		6.35		0.42	0.25
Retirement Class	9/30/09	7.91	4.68		6.25		0.53	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	8.18	4.97		6.60		—	—
Broad market index
S&P Target Date Retirement Income Index	—	7.07	4.20		5.34		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	28.31	28.00
International equity	12.08	12.00
Fixed income
Fixed income	39.60	40.00
Short-term fixed income	9.89	10.00
Inflation-protected assets	9.91	10.00
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	17

Lifecycle Index 2010 Fund

Performance as of May 31, 2020

Lifecycle Index 2010 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.18%	5.04%		6.94%		0.25%	0.10%
Advisor Class	12/4/15	8.16	4.99	†	6.78	†	0.33	0.18
Premier Class	9/30/09	8.06	4.88		6.79		0.40	0.25
Retirement Class	9/30/09	7.93	4.78		6.68		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	8.22	5.10		7.05		—	—
Broad market index
S&P Target Date 2010 Index	—	6.93	4.45		6.05		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28% Russell 3000® Index; 12% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	28.40	28.00
International equity	12.11	12.00
Fixed income
Fixed income	39.60	40.00
Short-term fixed income	9.85	10.00
Inflation-protected assets	9.87	10.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	19

Lifecycle Index 2015 Fund

Performance as of May 31, 2020

Lifecycle Index 2015 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.24%	5.26%		7.39%		0.23%	0.10%
Advisor Class	12/4/15	8.19	5.21	†	7.24	†	0.31	0.18
Premier Class	9/30/09	8.12	5.11		7.23		0.38	0.25
Retirement Class	9/30/09	7.96	4.99		7.13		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	8.29	5.31		7.50		—	—
Broad market index
S&P Target Date 2015 Index	—	6.63	4.68		6.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.0 Bloomberg Barclays U.S. Aggregate Bond Index; 31.5% Russell 3000® Index; 13.5% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 8.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	31.91	31.50
International equity	13.61	13.50
Fixed income
Fixed income	38.61	39.00
Short-term fixed income	7.87	8.00
Inflation-protected assets	7.88	8.00
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	21

Lifecycle Index 2020 Fund

Performance as of May 31, 2020

Lifecycle Index 2020 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.36%	5.52%		7.94%		0.21%	0.10%
Advisor Class	12/4/15	8.25	5.44	†	7.76	†	0.29	0.18
Premier Class	9/30/09	8.25	5.37		7.77		0.36	0.25
Retirement Class	9/30/09	8.10	5.27		7.67		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	8.36	5.58		8.05		—	—
Broad market index
S&P Target Date 2020 Index	—	6.50	4.91		7.32		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2020 Fund Composite Index consisted of: 37.9% Bloomberg Barclays U.S. Aggregate Bond Index; 35.1% Russell 3000® Index; 15.0% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 6.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	35.49	35.00
International equity	15.14	15.00
Fixed income
Fixed income	37.52	38.00
Short-term fixed income	5.89	6.00
Inflation-protected assets	5.90	6.00
Other assets & liabilities, net	0.06	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	23

Lifecycle Index 2025 Fund

Performance as of May 31, 2020

Lifecycle Index 2025 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.35%	5.81%		8.49%		0.21%	0.10%
Advisor Class	12/4/15	8.23	5.72	†	8.31	†	0.31	0.20
Premier Class	9/30/09	8.24	5.66		8.34		0.36	0.25
Retirement Class	9/30/09	8.05	5.55		8.22		0.46	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	8.31	5.86		8.59		—	—
Broad market index
S&P Target Date 2025 Index	—	6.12	5.10		7.78		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2025 Fund Composite Index consisted of: 40.7% Russell 3000® Index; 33.9% Bloomberg Barclays U.S. Aggregate Bond Index; 17.4% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 4.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	41.04	40.60
International equity	17.51	17.40
Fixed income
Fixed income	33.52	34.00
Short-term fixed income	3.91	4.00
Inflation-protected assets	3.91	4.00
Other assets & liabilities, net	0.11	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	25

Lifecycle Index 2030 Fund

Performance as of May 31, 2020

Lifecycle Index 2030 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.25%	6.07%		9.04%		0.20%	0.10%
Advisor Class	12/4/15	8.20	5.98	†	8.85	†	0.29	0.19
Premier Class	9/30/09	8.14	5.91		8.88		0.35	0.25
Retirement Class	9/30/09	8.02	5.81		8.76		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	8.23	6.12		9.14		—	—
Broad market index
S&P Target Date 2030 Index	—	5.71	5.23		8.18		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2030 Fund Composite Index consisted of: 46.3% Russell 3000® Index; 29.9% Bloomberg Barclays U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 2.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/20	for 6/30/20
Equity
U.S. equity	46.60	46.20
International equity	19.88	19.80
Fixed income
Fixed income	29.50	30.00
Short-term fixed income	1.93	2.00
Inflation-protected assets	1.95	2.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	27

Lifecycle Index 2035 Fund

Performance as of May 31, 2020

Lifecycle Index 2035 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.12%	6.30%		9.54%		0.19%	0.10%
Advisor Class	12/4/15	8.02	6.22	†	9.36	†	0.28	0.19
Premier Class	9/30/09	8.02	6.14		9.38		0.34	0.25
Retirement Class	9/30/09	7.89	6.03		9.26		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	8.10	6.34		9.64		—	—
Broad market index
S&P Target Date 2035 Index	—	5.17	5.32		8.51		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2035 Fund Composite Index consisted of: 51.9% Russell 3000® Index; 25.9% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.2% MSCI EAFE + Emerging Markets Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	52.14	51.80
International equity	22.25	22.20
Fixed income	25.47	26.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	29

Lifecycle Index 2040 Fund

Performance as of May 31, 2020

Lifecycle Index 2040 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	7.81%	6.47%		9.83%		0.19%	0.10%
Advisor Class	12/4/15	7.75	6.39	†	9.65	†	0.27	0.18
Premier Class	9/30/09	7.65	6.31		9.66		0.34	0.25
Retirement Class	9/30/09	7.58	6.20		9.55		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	7.77	6.50		9.92		—	—
Broad market index
S&P Target Date 2040 Index	—	4.79	5.39		8.73		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2040 Fund Composite Index consisted of: 57.5% Russell 3000® Index; 24.6% MSCI EAFE + Emerging Markets Index; and 17.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	57.68	57.40
International equity	24.62	24.60
Fixed income	17.54	18.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	31

Lifecycle Index 2045 Fund

Performance as of May 31, 2020

Lifecycle Index 2045 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	7.43%	6.52%		9.86%		0.19%	0.10%
Advisor Class	12/4/15	7.37	6.42	†	9.67	†	0.29	0.19
Premier Class	9/30/09	7.28	6.35		9.69		0.34	0.25
Retirement Class	9/30/09	7.21	6.26		9.59		0.44	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	7.40	6.56		9.95		—	—
Broad market index
S&P Target Date 2045 Index	—	4.50	5.41		8.89		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	63.08	63.00
International equity	26.93	27.00
Fixed income	9.85	10.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	33

Lifecycle Index 2050 Fund

Performance as of May 31, 2020

Lifecycle Index 2050 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	7.46%	6.59%		9.89%		0.19%	0.10%
Advisor Class	12/4/15	7.35	6.50	†	9.70	†	0.28	0.18
Premier Class	9/30/09	7.26	6.42		9.73		0.34	0.25
Retirement Class	9/30/09	7.19	6.33		9.62		0.44	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	7.34	6.61		9.98		—	—
Broad market index
S&P Target Date 2050 Index	—	4.42	5.48		9.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.9% Russell 3000® Index; 27.4% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested over 10 years

Retirement Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	63.89	63.87
International equity	27.28	27.38
Fixed income	8.61	8.75
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	35

Lifecycle Index 2055 Fund

Performance as of May 31, 2020

Lifecycle Index 2055 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	7.37%	6.64%		8.06%		0.22%	0.10%
Advisor Class	12/4/15	7.24	6.55	†	7.90	†	0.30	0.18
Premier Class	4/29/11	7.19	6.48		7.90		0.36	0.25
Retirement Class	4/29/11	7.05	6.37		7.79		0.46	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	7.28	6.67		8.14	§	—	—
Broad market index
S&P Target Date 2055 Index	—	4.26	5.50		7.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2055 Fund Composite Index consisted of: 64.7% Russell 3000® Index; 27.8% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	64.73	64.75
International equity	27.64	27.75
Fixed income	7.37	7.50
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	37

Lifecycle Index 2060 Fund

Performance as of May 31, 2020

Lifecycle Index 2060 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	7.36%	6.71%		7.03%		0.33%	0.10%
Advisor Class	12/4/15	7.21	6.64	†	6.94	†	0.41	0.18
Premier Class	9/26/14	7.17	6.54		6.88		0.48	0.25
Retirement Class	9/26/14	7.01	6.44		6.77		0.58	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	7.22	6.73		7.08	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	4.49	5.62		6.07	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2020, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.7% Russell 3000® Index; 28.1% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/20	% of target allocation for 6/30/20
Equity
U.S. equity	65.47	65.62
International equity	27.96	28.13
Fixed income	6.13	6.25
Other assets & liabilities, net	0.44	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	39

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.6%
17,168,164	TIAA-CREF Bond Index Fund		$199,322,381	39.6%
	TOTAL FIXED INCOME		199,322,381	39.6
INFLATION-PROTECTED ASSETS—9.9%
4,208,118	TIAA-CREF Inflation-Linked Bond Fund		49,866,202	9.9
	TOTAL INFLATION-PROTECTED ASSETS		49,866,202	9.9
INTERNATIONAL EQUITY—12.1%
1,850,676	TIAA-CREF Emerging Markets Equity Index Fund		18,062,603	3.6
2,471,132	TIAA-CREF International Equity Index Fund		42,701,165	8.5
	TOTAL INTERNATIONAL EQUITY		60,763,768	12.1
SHORT-TERM FIXED INCOME—9.9%
4,883,878	TIAA-CREF Short-Term Bond Index Fund		49,766,718	9.9
	TOTAL SHORT-TERM FIXED INCOME		49,766,718	9.9
U.S. EQUITY—28.3%
6,465,696	TIAA-CREF Equity Index Fund		142,439,272	28.3
	TOTAL U.S. EQUITY		142,439,272	28.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $458,027,605)	502,158,341	99.8

	TOTAL PORTFOLIO	(Cost $458,027,605)	502,158,341	99.8
	OTHER ASSETS & LIABILITIES, NET		1,053,618	0.2
	NET ASSETS		$503,211,959	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

40	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.6%
18,709,117	TIAA-CREF Bond Index Fund		$217,212,844	39.6%
	TOTAL FIXED INCOME		217,212,844	39.6
INFLATION-PROTECTED ASSETS—9.9%
4,567,126	TIAA-CREF Inflation-Linked Bond Fund		54,120,449	9.9
	TOTAL INFLATION-PROTECTED ASSETS		54,120,449	9.9
INTERNATIONAL EQUITY—12.1%
2,023,674	TIAA-CREF Emerging Markets Equity Index Fund		19,751,062	3.6
2,702,431	TIAA-CREF International Equity Index Fund		46,698,015	8.5
	TOTAL INTERNATIONAL EQUITY		66,449,077	12.1
SHORT-TERM FIXED INCOME—9.8%
5,300,552	TIAA-CREF Short-Term Bond Index Fund		54,012,622	9.8
	TOTAL SHORT-TERM FIXED INCOME		54,012,622	9.8
U.S. EQUITY—28.4%
7,070,377	TIAA-CREF Equity Index Fund		155,760,404	28.4
	TOTAL U.S. EQUITY		155,760,404	28.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $465,524,766)	547,555,396	99.8

	TOTAL PORTFOLIO	(Cost $465,524,766)	547,555,396	99.8
	OTHER ASSETS & LIABILITIES, NET		938,420	0.2
	NET ASSETS		$548,493,816	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	41

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—38.6%
34,186,334	TIAA-CREF Bond Index Fund		$396,903,340	38.6%
	TOTAL FIXED INCOME		396,903,340	38.6
INFLATION-PROTECTED ASSETS—7.9%
6,838,865	TIAA-CREF Inflation-Linked Bond Fund		81,040,553	7.9
	TOTAL INFLATION-PROTECTED ASSETS		81,040,553	7.9
INTERNATIONAL EQUITY—13.6%
4,258,330	TIAA-CREF Emerging Markets Equity Index Fund		41,561,304	4.0
5,694,598	TIAA-CREF International Equity Index Fund		98,402,656	9.6
	TOTAL INTERNATIONAL EQUITY		139,963,960	13.6
SHORT-TERM FIXED INCOME—7.9%
7,939,699	TIAA-CREF Short-Term Bond Index Fund		80,905,534	7.9
	TOTAL SHORT-TERM FIXED INCOME		80,905,534	7.9
U.S. EQUITY—31.9%
14,894,622	TIAA-CREF Equity Index Fund		328,128,532	31.9
	TOTAL U.S. EQUITY		328,128,532	31.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $866,801,861)	1,026,941,919	99.9

	TOTAL PORTFOLIO	(Cost $866,801,861)	1,026,941,919	99.9
	OTHER ASSETS & LIABILITIES, NET		1,205,218	0.1
	NET ASSETS		$1,028,147,137	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

42	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—37.5%
90,438,508	TIAA-CREF Bond Index Fund		$1,049,991,074	37.5%
	TOTAL FIXED INCOME		1,049,991,074	37.5
INFLATION-PROTECTED ASSETS—5.9%
13,927,067	TIAA-CREF Inflation-Linked Bond Fund		165,035,742	5.9
	TOTAL INFLATION-PROTECTED ASSETS		165,035,742	5.9
INTERNATIONAL EQUITY—15.1%
12,890,571	TIAA-CREF Emerging Markets Equity Index Fund		125,811,969	4.5
17,244,021	TIAA-CREF International Equity Index Fund		297,976,675	10.6
	TOTAL INTERNATIONAL EQUITY		423,788,644	15.1
SHORT-TERM FIXED INCOME—5.9%
16,163,610	TIAA-CREF Short-Term Bond Index Fund		164,707,183	5.9
	TOTAL SHORT-TERM FIXED INCOME		164,707,183	5.9
U.S. EQUITY—35.5%
45,091,052	TIAA-CREF Equity Index Fund		993,355,880	35.5
	TOTAL U.S. EQUITY		993,355,880	35.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,441,501,250)	2,796,878,523	99.9

	TOTAL PORTFOLIO	(Cost $2,441,501,250)	2,796,878,523	99.9
	OTHER ASSETS & LIABILITIES, NET		1,756,183	0.1
	NET ASSETS		$2,798,634,706	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	43

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—33.5%
113,680,707	TIAA-CREF Bond Index Fund		$1,319,833,010	33.5%
	TOTAL FIXED INCOME		1,319,833,010	33.5
INFLATION-PROTECTED ASSETS—3.9%
12,996,650	TIAA-CREF Inflation-Linked Bond Fund		154,010,306	3.9
	TOTAL INFLATION-PROTECTED ASSETS		154,010,306	3.9
INTERNATIONAL EQUITY—17.5%
20,980,438	TIAA-CREF Emerging Markets Equity Index Fund		204,769,076	5.2
28,040,422	TIAA-CREF International Equity Index Fund		484,538,493	12.3
	TOTAL INTERNATIONAL EQUITY		689,307,569	17.5
SHORT-TERM FIXED INCOME—3.9%
15,091,688	TIAA-CREF Short-Term Bond Index Fund		153,784,305	3.9
	TOTAL SHORT-TERM FIXED INCOME		153,784,305	3.9
U.S. EQUITY—41.1%
73,338,555	TIAA-CREF Equity Index Fund		1,615,648,376	41.1
	TOTAL U.S. EQUITY		1,615,648,376	41.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,497,297,461)	3,932,583,566	99.9

	TOTAL PORTFOLIO	(Cost $3,497,297,461)	3,932,583,566	99.9
	OTHER ASSETS & LIABILITIES, NET		4,352,192	0.1
	NET ASSETS		$3,936,935,758	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

44	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—29.5%
107,259,289	TIAA-CREF Bond Index Fund		$1,245,280,347	29.5%
	TOTAL FIXED INCOME		1,245,280,347	29.5
INFLATION-PROTECTED ASSETS—2.0%
6,872,520	TIAA-CREF Inflation-Linked Bond Fund		81,439,361	2.0
	TOTAL INFLATION-PROTECTED ASSETS		81,439,361	2.0
INTERNATIONAL EQUITY—19.9%
25,530,560	TIAA-CREF Emerging Markets Equity Index Fund		249,178,268	5.9
34,131,148	TIAA-CREF International Equity Index Fund		589,786,239	14.0
	TOTAL INTERNATIONAL EQUITY		838,964,507	19.9
SHORT-TERM FIXED INCOME—1.9%
7,979,449	TIAA-CREF Short-Term Bond Index Fund		81,310,585	1.9
	TOTAL SHORT-TERM FIXED INCOME		81,310,585	1.9
U.S. EQUITY—46.6%
89,258,849	TIAA-CREF Equity Index Fund		1,966,372,449	46.6
	TOTAL U.S. EQUITY		1,966,372,449	46.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,742,601,060)	4,213,367,249	99.9

	TOTAL PORTFOLIO	(Cost $3,742,601,060)	4,213,367,249	99.9
	OTHER ASSETS & LIABILITIES, NET		5,918,572	0.1
	NET ASSETS		$4,219,285,821	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	45

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—25.5%
84,652,257	TIAA-CREF Bond Index Fund		$982,812,710	25.5%
	TOTAL FIXED INCOME		982,812,710	25.5
INTERNATIONAL EQUITY—22.3%
26,139,882	TIAA-CREF Emerging Markets Equity Index Fund		255,125,247	6.6
34,913,449	TIAA-CREF International Equity Index Fund		603,304,395	15.7
	TOTAL INTERNATIONAL EQUITY		858,429,642	22.3
U.S. EQUITY—52.1%
91,323,240	TIAA-CREF Equity Index Fund		2,011,850,987	52.1
	TOTAL U.S. EQUITY		2,011,850,987	52.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,397,988,070)	3,853,093,339	99.9

	TOTAL PORTFOLIO	(Cost $3,397,988,070)	3,853,093,339	99.9
	OTHER ASSETS & LIABILITIES, NET		5,566,370	0.1
	NET ASSETS		$3,858,659,709	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—17.5%
59,573,954	TIAA-CREF Bond Index Fund		$691,653,603	17.5%
	TOTAL FIXED INCOME		691,653,603	17.5
INTERNATIONAL EQUITY—24.6%
29,540,739	TIAA-CREF Emerging Markets Equity Index Fund		288,317,611	7.3
39,445,529	TIAA-CREF International Equity Index Fund		681,618,735	17.3
	TOTAL INTERNATIONAL EQUITY		969,936,346	24.6
U.S. EQUITY—57.7%
103,185,963	TIAA-CREF Equity Index Fund		2,273,186,772	57.7
	TOTAL U.S. EQUITY		2,273,186,772	57.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,425,545,080)	3,934,776,721	99.8

	TOTAL PORTFOLIO	(Cost $3,425,545,080)	3,934,776,721	99.8
	OTHER ASSETS & LIABILITIES, NET		6,217,465	0.2
	NET ASSETS		$3,940,994,186	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	47

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—9.9%
23,379,636	TIAA-CREF Bond Index Fund		$271,437,578	9.9%
	TOTAL FIXED INCOME		271,437,578	9.9
INTERNATIONAL EQUITY—26.9%
22,622,745	TIAA-CREF Emerging Markets Equity Index Fund		220,797,989	8.0
30,147,247	TIAA-CREF International Equity Index Fund		520,944,431	18.9
	TOTAL INTERNATIONAL EQUITY		741,742,420	26.9
U.S. EQUITY—63.1%
78,862,931	TIAA-CREF Equity Index Fund		1,737,350,380	63.1
	TOTAL U.S. EQUITY		1,737,350,380	63.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,475,111,350)	2,750,530,378	99.9

	TOTAL PORTFOLIO	(Cost $2,475,111,350)	2,750,530,378	99.9
	OTHER ASSETS & LIABILITIES, NET		3,841,769	0.1
	NET ASSETS		$2,754,372,147	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—8.6%
16,284,761	TIAA-CREF Bond Index Fund		$189,066,074	8.6%
	TOTAL FIXED INCOME		189,066,074	8.6
INTERNATIONAL EQUITY—27.3%
18,271,241	TIAA-CREF Emerging Markets Equity Index Fund		178,327,309	8.1
24,346,454	TIAA-CREF International Equity Index Fund		420,706,726	19.2
	TOTAL INTERNATIONAL EQUITY		599,034,035	27.3
U.S. EQUITY—63.9%
63,697,008	TIAA-CREF Equity Index Fund		1,403,245,092	63.9
	TOTAL U.S. EQUITY		1,403,245,092	63.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,995,544,738)	2,191,345,201	99.8

	TOTAL PORTFOLIO	(Cost $1,995,544,738)	2,191,345,201	99.8
	OTHER ASSETS & LIABILITIES, NET		4,840,138	0.2
	NET ASSETS		$2,196,185,339	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	49

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—7.4%
6,334,022	TIAA-CREF Bond Index Fund		$73,537,991	7.4%
	TOTAL FIXED INCOME		73,537,991	7.4
INTERNATIONAL EQUITY—27.6%
8,408,382	TIAA-CREF Emerging Markets Equity Index Fund		82,065,809	8.2
11,203,979	TIAA-CREF International Equity Index Fund		193,604,751	19.4
	TOTAL INTERNATIONAL EQUITY		275,670,560	27.6
U.S. EQUITY—64.7%
29,311,391	TIAA-CREF Equity Index Fund		645,729,939	64.7
	TOTAL U.S. EQUITY		645,729,939	64.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $935,622,731)	994,938,490	99.7

	TOTAL PORTFOLIO	(Cost $935,622,731)	994,938,490	99.7
	OTHER ASSETS & LIABILITIES, NET		2,598,693	0.3
	NET ASSETS		$997,537,183	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2020

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
FIXED INCOME—6.1%
1,712,054	TIAA-CREF Bond Index Fund		$19,876,945	6.1%
	TOTAL FIXED INCOME		19,876,945	6.1
INTERNATIONAL EQUITY—28.0%
2,763,738	TIAA-CREF Emerging Markets Equity Index Fund		26,974,084	8.3
3,680,575	TIAA-CREF International Equity Index Fund		63,600,328	19.7
	TOTAL INTERNATIONAL EQUITY		90,574,412	28.0
U.S. EQUITY—65.5%
9,629,347	TIAA-CREF Equity Index Fund		212,134,505	65.5
	TOTAL U.S. EQUITY		212,134,505	65.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $312,232,903)	322,585,862	99.6

	TOTAL PORTFOLIO	(Cost $312,232,903)	322,585,862	99.6
	OTHER ASSETS & LIABILITIES, NET		1,411,781	0.4
	NET ASSETS		$323,997,643	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2020

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$502,158,341	$547,555,396	$1,026,941,919	$2,796,878,523	$3,932,583,566	$4,213,367,249
Cash	—	—	—	1,893,537	6,031,263	6,134,594
Receivable from securities transactions	3,201,683	3,788,529	6,629,708	19,669,526	24,499,162	25,117,513
Receivable from Fund shares sold	699,831	473,738	2,026,793	2,806,201	7,484,799	6,068,639
Dividends receivable	468,860	512,767	908,928	2,312,159	2,794,968	2,507,184
Due from affiliates	63,666	65,517	104,055	244,221	312,932	304,861
Other	8,596	17,119	31,697	63,930	74,252	78,226
Total assets	506,600,977	552,413,066	1,036,643,100	2,823,868,097	3,973,780,942	4,253,578,266
LIABILITIES
Management fees payable	77,893	85,364	156,424	412,866	555,854	567,866
Service agreement fees payable	8,196	15,397	25,736	65,279	88,623	88,565
Distribution fees payable	3,621	3,930	10,617	33,205	44,166	42,048
Due to affiliates	17,837	18,233	21,146	30,762	36,027	37,389
Overdraft payable	131,027	172,898	3,803	—	—	—
Payable for securities transactions	3,006,312	3,545,806	7,974,078	20,872,492	32,967,876	31,323,321
Payable for Fund shares redeemed	79,693	10,687	203,167	3,594,526	2,844,529	1,903,656
Payable for trustee compensation	8,969	17,546	32,529	66,113	77,226	81,398
Accrued expenses and other payables	55,470	49,389	68,463	158,148	230,883	248,202
Total liabilities	3,389,018	3,919,250	8,495,963	25,233,391	36,845,184	34,292,445
NET ASSETS	$503,211,959	$548,493,816	$1,028,147,137	$2,798,634,706	$3,936,935,758	$4,219,285,821
NET ASSETS CONSIST OF:
Paid-in-capital	$464,570,981	$471,012,702	$876,234,988	$2,460,813,135	$3,518,653,763	$3,767,522,192
Total distributable earnings (loss)	38,640,978	77,481,114	151,912,149	337,821,571	418,281,995	451,763,629
NET ASSETS	$503,211,959	$548,493,816	$1,028,147,137	$2,798,634,706	$3,936,935,758	$4,219,285,821
INSTITUTIONAL CLASS:
Net assets	$437,256,461	$442,192,001	$819,473,666	$2,221,698,602	$3,152,216,207	$3,449,438,433
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,956,052	27,686,946	49,212,798	125,987,102	170,139,802	177,783,750
Net asset value per share	$15.10	$15.97	$16.65	$17.63	$18.53	$19.40
ADVISOR CLASS:
Net assets	$988,799	$122,736	$592,252	$4,832,287	$2,837,090	$5,671,429
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	65,496	7,684	35,574	274,378	153,350	292,667
Net asset value per share	$15.10	$15.97	$16.65	$17.61	$18.50	$19.38
PREMIER CLASS:
Net assets	$29,104,582	$31,579,645	$85,349,972	$268,403,387	$357,783,925	$344,547,460
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,928,888	1,983,981	5,147,743	15,296,366	19,395,650	17,845,152
Net asset value per share	$15.09	$15.92	$16.58	$17.55	$18.45	$19.31
RETIREMENT CLASS:
Net assets	$35,862,117	$74,599,434	$122,731,247	$303,700,430	$424,098,536	$419,628,499
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,379,596	4,712,037	7,427,429	17,369,473	23,097,016	21,829,183
Net asset value per share	$15.07	$15.83	$16.52	$17.48	$18.36	$19.22
‡ Affiliated investments, cost	$458,027,605	$465,524,766	$866,801,861	$2,441,501,250	$3,497,297,461	$3,742,601,060

52	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	53

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds ■ May 31, 2020

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
ASSETS
Affiliated investments, at value‡	$3,853,093,339	$3,934,776,721	$2,750,530,378	$2,191,345,201	$994,938,490	$322,585,862
Cash	5,693,932	5,340,522	4,090,922	3,641,374	1,840,135	945,778
Receivable from securities transactions	18,850,916	16,174,239	4,665,916	3,529,678	1,454,292	374,543
Receivable from Fund shares sold	9,564,330	7,895,407	7,260,960	6,894,544	3,259,140	1,374,053
Dividends receivable	1,867,324	1,313,094	510,824	353,023	140,803	37,136
Due from affiliates	262,734	253,896	174,573	142,724	75,887	35,219
Other	72,770	80,113	47,078	34,178	12,165	2,725
Total assets	3,889,405,345	3,965,833,992	2,767,280,651	2,205,940,722	1,001,720,912	325,355,316
LIABILITIES
Management fees payable	498,236	496,159	334,542	263,065	122,163	38,521
Service agreement fees payable	77,800	72,259	53,236	45,470	23,723	7,930
Distribution fees payable	40,197	35,545	27,349	22,733	9,544	2,116
Due to affiliates	35,397	36,426	29,570	26,358	20,113	16,538
Payable for securities transactions	27,608,035	22,295,044	11,627,339	8,319,395	3,444,162	1,045,865
Payable for Fund shares redeemed	2,180,487	1,590,131	604,943	886,288	451,904	186,243
Payable for trustee compensation	75,652	83,128	49,124	35,748	12,861	2,916
Accrued expenses and other payables	229,832	231,114	182,401	156,326	99,259	57,544
Total liabilities	30,745,636	24,839,806	12,908,504	9,755,383	4,183,729	1,357,673
NET ASSETS	$3,858,659,709	$3,940,994,186	$2,754,372,147	$2,196,185,339	$997,537,183	$323,997,643
NET ASSETS CONSIST OF:
Paid-in-capital	$3,419,139,254	$3,450,240,078	$2,487,932,033	$2,006,923,978	$941,151,542	$315,730,324
Total distributable earnings (loss)	439,520,455	490,754,108	266,440,114	189,261,361	56,385,641	8,267,319
NET ASSETS	$3,858,659,709	$3,940,994,186	$2,754,372,147	$2,196,185,339	$997,537,183	$323,997,643
INSTITUTIONAL CLASS:
Net assets	$3,151,680,364	$3,297,735,154	$2,269,912,900	$1,786,312,266	$801,496,314	$267,485,418
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	155,928,425	159,222,675	109,750,788	86,105,976	48,311,086	20,977,116
Net asset value per share	$20.21	$20.71	$20.68	$20.75	$16.59	$12.75
ADVISOR CLASS:
Net assets	$3,623,279	$3,214,562	$2,504,132	$2,546,381	$1,533,778	$1,292,371
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	179,508	155,346	121,250	122,902	92,560	101,381
Net asset value per share	$20.18	$20.69	$20.65	$20.72	$16.57	$12.75
PREMIER CLASS:
Net assets	$331,062,002	$291,836,543	$225,641,572	$188,481,095	$79,521,344	$17,926,583
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,465,992	14,166,056	10,962,615	9,134,408	4,807,737	1,407,949
Net asset value per share	$20.11	$20.60	$20.58	$20.63	$16.54	$12.73
RETIREMENT CLASS:
Net assets	$372,294,064	$348,207,927	$256,313,543	$218,845,597	$114,985,747	$37,293,271
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,597,287	16,966,782	12,511,294	10,656,592	6,969,121	2,936,285
Net asset value per share	$20.02	$20.52	$20.49	$20.54	$16.50	$12.70
‡ Affiliated investments, cost	$3,397,988,070	$3,425,545,080	$2,475,111,350	$1,995,544,738	$935,622,731	$312,232,903

54	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	55

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2020

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$10,592,585	$12,087,602	$23,616,196	$61,706,794	$82,496,037	$87,651,617
Total income	10,592,585	12,087,602	23,616,196	61,706,794	82,496,037	87,651,617

EXPENSES
Management fees	821,995	935,566	1,784,267	4,554,513	5,919,613	6,093,097
Shareholder servicing — Institutional Class	26,929	5,764	8,277	29,705	14,248	15,444
Shareholder servicing — Advisor Class	1,274	21	346	3,726	1,920	3,650
Shareholder servicing — Premier Class	116	94	132	239	302	285
Shareholder servicing — Retirement Class	94,124	182,632	323,540	796,138	1,088,720	1,058,682
Distribution fees — Premier Class	45,135	49,764	136,455	401,738	525,965	507,686
Registration fees	66,805	65,884	65,076	76,797	73,200	75,717
Administrative service fees	38,130	38,819	45,184	66,268	77,916	81,046
Trustee fees and expenses	5,662	6,412	12,616	33,041	44,315	47,230
Other expenses	174,067	180,266	272,864	603,007	797,071	831,092
Total expenses	1,274,237	1,465,222	2,648,757	6,565,172	8,543,270	8,713,929
Less: Expenses reimbursed by the investment adviser	(235,928)	(213,182)	(248,124)	(424,810)	(528,096)	(560,458)
Fee waiver by investment adviser and Nuveen Securities§	(445,569)	(505,387)	(939,905)	(2,274,638)	(2,806,610)	(2,789,402)
Net expenses	592,740	746,653	1,460,728	3,865,724	5,208,564	5,364,069

Net investment income (loss)	9,999,845	11,340,949	22,155,468	57,841,070	77,287,473	82,287,548

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(2,128,324)	(1,006,691)	(2,095,760)	(10,096,814)	(14,154,562)	(14,601,025)
Realized gain distributions from affiliated investments	267,145	308,648	679,442	1,987,621	3,092,252	3,751,715
Realized gain (loss) from sale of unaffiliated investments	(40,773)	9,247	11,178	122,478	300,263	253,041
Net realized gain (loss) from investments	(1,901,952)	(688,796)	(1,405,140)	(7,986,715)	(10,762,047)	(10,596,269)
Net change in unrealized appreciation (depreciation) from affiliated investments	23,290,186	26,877,289	51,478,456	136,948,347	175,425,295	177,175,196
Net realized and unrealized gain (loss) from investments	21,388,234	26,188,493	50,073,316	128,961,632	164,663,248	166,578,927
Net increase (decrease) in net assets from operations	$31,388,079	$37,529,442	$72,228,784	$186,802,702	$241,950,721	$248,866,475
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

56	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	57

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds ■ For the year ended May 31, 2020

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$79,416,314	$82,258,914	$55,379,146	$42,912,588	$18,882,003	$5,271,404
Total income	79,416,314	82,258,914	55,379,146	42,912,588	18,882,003	5,271,404

EXPENSES
Management fees	5,336,646	5,427,256	3,588,131	2,778,204	1,227,384	344,682
Shareholder servicing — Institutional Class	14,337	17,079	14,021	16,468	12,832	12,410
Shareholder servicing — Advisor Class	2,343	2,472	2,073	1,931	1,004	826
Shareholder servicing — Premier Class	279	264	210	190	145	103
Shareholder servicing — Retirement Class	949,750	899,280	640,207	559,873	291,484	79,911
Distribution fees — Premier Class	483,424	426,349	324,805	265,676	103,424	19,261
Registration fees	69,647	70,152	67,241	70,991	64,665	64,006
Administrative service fees	76,457	78,673	63,724	56,769	43,138	35,229
Trustee fees and expenses	42,783	44,703	30,198	23,393	10,350	2,849
Other expenses	747,691	775,990	573,575	474,603	269,699	136,891
Total expenses	7,723,357	7,742,218	5,304,185	4,248,098	2,024,125	696,168
Less: Expenses reimbursed by the investment adviser	(523,838)	(532,394)	(426,812)	(406,749)	(305,065)	(220,292)
Fee waiver by investment adviser and Nuveen Securities§	(2,280,838)	(2,293,980)	(1,502,857)	(1,155,196)	(483,262)	(136,332)
Net expenses	4,918,681	4,915,844	3,374,516	2,686,153	1,235,798	339,544

Net investment income (loss)	74,497,633	77,343,070	52,004,630	40,226,435	17,646,205	4,931,860

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(11,315,474)	(11,683,138)	(4,748,171)	(3,476,606)	(1,512,507)	(670,597)
Realized gain distributions from affiliated investments	3,828,698	4,441,400	3,280,811	2,580,983	1,152,242	326,235
Realized gain (loss) from sale of unaffiliated investments	358,179	286,385	—	—	5,663	53,583
Net realized gain (loss) from investments	(7,128,597)	(6,955,353)	(1,467,360)	(895,623)	(354,602)	(290,779)
Net change in unrealized appreciation (depreciation) from affiliated investments	154,902,423	151,181,293	89,244,274	67,242,429	25,056,311	6,746,014
Net realized and unrealized gain (loss) from investments	147,773,826	144,225,940	87,776,914	66,346,806	24,701,709	6,455,235
Net increase (decrease) in net assets from operations	$222,271,459	$221,569,010	$139,781,544	$106,573,241	$42,347,914	$11,387,095
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

58	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$9,999,845	$7,574,024	$11,340,949	$9,853,687	$22,155,468	$19,202,975
Net realized gain (loss) from investments		(1,901,952)	(878,662)	(688,796)	661,959	(1,405,140)	2,348,372
Net change in unrealized appreciation (depreciation) from affiliated investments		23,290,186	5,093,984	26,877,289	3,815,840	51,478,456	5,531,471
Net increase (decrease) in net assets from operations		31,388,079	11,789,346	37,529,442	14,331,486	72,228,784	27,082,818

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(8,965,127)	(7,217,453)	(9,420,155)	(8,795,987)	(19,014,280)	(17,625,975)
	Advisor Class	(29,859)	(3,262)	(2,781)	(5,757)	(12,473)	(4,495)
	Premier Class	(696,931)	(587,062)	(764,977)	(1,209,362)	(2,144,320)	(2,973,564)
	Retirement Class	(839,397)	(967,164)	(1,584,095)	(1,960,258)	(2,790,646)	(3,719,188)
Total distributions		(10,531,314)	(8,774,941)	(11,772,008)	(11,971,364)	(23,961,719)	(24,323,222)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	218,936,807	143,834,398	150,337,322	106,534,455	275,486,482	211,504,879
	Advisor Class	1,932,945	47,597	3,001	23,000	441,470	62,681
	Premier Class	4,136,935	15,565,820	6,402,768	6,104,551	9,883,404	28,084,347
	Retirement Class	18,247,325	12,698,444	20,378,677	21,501,787	28,892,475	33,432,646
Reinvestments of distributions:	Institutional Class	8,308,363	7,049,150	9,130,272	8,627,350	18,485,431	17,231,199
	Advisor Class	27,086	127	—	2,513	9,565	1,068
	Premier Class	627,297	531,378	576,947	937,599	1,736,116	2,392,009
	Retirement Class	839,068	966,797	1,584,095	1,960,258	2,790,647	3,719,188
Redemptions:	Institutional Class	(114,157,477)	(79,786,248)	(72,350,030)	(47,661,057)	(164,612,219)	(110,890,178)
	Advisor Class	(1,039,449)	(165)	—	(86,742)	(33,853)	(13,765)
	Premier Class	(6,699,145)	(7,108,028)	(9,856,228)	(21,412,550)	(25,534,337)	(37,318,880)
	Retirement Class	(19,996,474)	(18,074,045)	(21,578,978)	(31,072,313)	(47,170,736)	(40,253,986)
Net increase (decrease) from shareholder transactions		111,163,281	75,725,225	84,627,846	45,458,851	100,374,445	107,951,208
Net increase (decrease) in net assets		132,020,046	78,739,630	110,385,280	47,818,973	148,641,510	110,710,804

NET ASSETS
Beginning of period		371,191,913	292,452,283	438,108,536	390,289,563	879,505,627	768,794,823
End of period		$503,211,959	$371,191,913	$548,493,816	$438,108,536	$1,028,147,137	$879,505,627

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,694,972	10,207,425	9,534,748	7,124,120	16,668,093	13,548,638
	Advisor Class	129,393	3,340	215	1,515	26,702	3,977
	Premier Class	279,073	1,115,526	413,105	408,238	603,597	1,812,319
	Retirement Class	1,226,980	900,119	1,318,280	1,437,985	1,774,638	2,142,881
Shares reinvested:	Institutional Class	566,464	509,412	574,231	604,580	1,109,570	1,159,569
	Advisor Class	1,848	9	—	176	574	72
	Premier Class	42,676	38,449	36,377	65,889	104,585	161,513
	Retirement Class	57,036	70,096	100,386	138,436	168,619	251,807
Shares redeemed:	Institutional Class	(7,745,476)	(5,679,397)	(4,620,687)	(3,178,554)	(10,088,563)	(7,076,572)
	Advisor Class	(76,923)	(12)	—	(5,961)	(2,117)	(874)
	Premier Class	(452,497)	(510,716)	(632,796)	(1,466,567)	(1,562,217)	(2,461,029)
	Retirement Class	(1,345,058)	(1,282,637)	(1,380,562)	(2,077,760)	(2,887,454)	(2,572,631)
Net increase (decrease) from shareholder transactions		7,378,488	5,371,614	5,343,297	3,052,097	5,916,027	6,969,670

60	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$57,841,070	$45,011,269	$77,287,473	$54,423,273	$82,287,548	$56,617,025
Net realized gain (loss) from investments		(7,986,715)	514,244	(10,762,047)	(1,717,745)	(10,596,269)	(3,286,620)
Net change in unrealized appreciation (depreciation) from affiliated investments		136,948,347	13,363,163	175,425,295	12,116,597	177,175,196	417,960
Net increase (decrease) in net assets from operations		186,802,702	58,888,676	241,950,721	64,822,125	248,866,475	53,748,365

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(47,265,526)	(37,452,893)	(61,882,352)	(43,107,922)	(68,257,501)	(45,516,698)
	Advisor Class	(106,244)	(16,630)	(46,935)	(21,403)	(84,189)	(27,365)
	Premier Class	(6,001,263)	(6,524,587)	(7,669,546)	(7,566,641)	(7,448,255)	(7,307,497)
	Retirement Class	(6,638,471)	(7,587,534)	(8,988,441)	(8,550,742)	(8,749,573)	(8,287,222)
Total distributions		(60,011,504)	(51,581,644)	(78,587,274)	(59,246,708)	(84,539,518)	(61,138,782)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	830,193,214	627,757,567	1,244,518,379	810,586,401	1,302,791,628	892,430,063
	Advisor Class	4,320,846	633,494	1,923,615	639,449	4,556,025	1,236,074
	Premier Class	32,790,549	81,493,825	49,154,107	109,633,909	43,562,836	95,958,120
	Retirement Class	70,125,141	77,184,274	95,012,622	95,610,830	93,165,489	93,630,285
Reinvestments of distributions:	Institutional Class	45,586,269	36,549,301	59,244,104	42,008,838	66,014,974	44,597,261
	Advisor Class	103,403	13,525	44,115	18,465	81,277	24,424
	Premier Class	4,773,985	5,113,217	6,043,989	5,879,742	6,362,260	6,191,934
	Retirement Class	6,638,471	7,587,534	8,988,441	8,550,742	8,749,573	8,287,222
Redemptions:	Institutional Class	(384,017,042)	(211,757,764)	(378,209,118)	(206,764,283)	(332,938,822)	(161,513,944)
	Advisor Class	(384,918)	(134,815)	(230,073)	(90,748)	(280,697)	(95,403)
	Premier Class	(41,281,500)	(78,378,922)	(44,822,610)	(85,016,937)	(42,172,053)	(86,325,081)
	Retirement Class	(108,195,577)	(87,501,023)	(113,733,979)	(68,905,453)	(99,155,440)	(76,793,836)
Net increase (decrease) from shareholder transactions		460,652,841	458,560,213	927,933,592	712,150,955	1,050,737,050	817,627,119
Net increase (decrease) in net assets		587,444,039	465,867,245	1,091,297,039	717,726,372	1,215,064,007	810,236,702

NET ASSETS
Beginning of period		2,211,190,667	1,745,323,422	2,845,638,719	2,127,912,347	3,004,221,814	2,193,985,112
End of period		$2,798,634,706	$2,211,190,667	$3,936,935,758	$2,845,638,719	$4,219,285,821	$3,004,221,814

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	47,406,231	37,993,645	67,266,664	46,682,119	66,948,983	48,832,915
	Advisor Class	247,404	37,792	105,983	36,346	232,187	66,385
	Premier Class	1,896,433	5,005,757	2,710,168	6,398,300	2,280,482	5,337,847
	Retirement Class	4,060,106	4,691,610	5,243,010	5,550,333	4,882,191	5,142,320
Shares reinvested:	Institutional Class	2,569,688	2,329,465	3,151,282	2,553,729	3,322,344	2,589,852
	Advisor Class	5,835	863	2,349	1,123	4,095	1,419
	Premier Class	270,328	327,351	322,690	358,521	321,651	361,046
	Retirement Class	376,972	487,317	481,954	523,622	443,916	484,916
Shares redeemed:	Institutional Class	(22,275,501)	(12,795,243)	(20,837,720)	(11,833,420)	(17,505,515)	(8,808,884)
	Advisor Class	(21,412)	(8,147)	(12,295)	(5,163)	(15,196)	(5,190)
	Premier Class	(2,404,780)	(4,926,028)	(2,473,559)	(5,083,253)	(2,235,731)	(4,972,469)
	Retirement Class	(6,235,251)	(5,300,719)	(6,185,839)	(3,948,933)	(5,120,482)	(4,203,065)
Net increase (decrease) from shareholder transactions		25,896,053	27,843,663	49,774,687	41,233,324	53,558,925	44,827,092

62	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$74,497,633	$50,901,521	$77,343,070	$52,903,957	$52,004,630	$33,481,354
Net realized gain (loss) from investments		(7,128,597)	(880,690)	(6,955,353)	(1,454,175)	(1,467,360)	203,137
Net change in unrealized appreciation (depreciation) from affiliated investments		154,902,423	(12,030,717)	151,181,293	(29,717,714)	89,244,274	(27,285,690)
Net increase (decrease) in net assets from operations		222,271,459	37,990,114	221,569,010	21,732,068	139,781,544	6,398,801

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(62,098,684)	(42,731,167)	(67,356,967)	(46,195,022)	(44,810,822)	(28,945,515)
	Advisor Class	(65,909)	(15,104)	(67,557)	(36,409)	(49,289)	(22,061)
	Premier Class	(7,206,604)	(6,760,574)	(6,397,082)	(6,265,293)	(4,911,571)	(4,558,191)
	Retirement Class	(7,973,672)	(7,433,729)	(7,569,623)	(6,882,713)	(5,580,972)	(4,814,857)
Total distributions		(77,344,869)	(56,940,574)	(81,391,229)	(59,379,437)	(55,352,654)	(38,340,624)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,163,653,447	726,217,010	1,072,690,067	739,199,111	864,379,658	539,605,930
	Advisor Class	2,804,473	999,178	1,545,264	1,903,148	1,467,232	962,076
	Premier Class	45,246,452	87,188,419	42,977,457	73,681,121	38,116,232	55,370,685
	Retirement Class	81,244,619	81,892,693	76,793,463	85,653,038	63,033,407	60,326,056
Reinvestments of distributions:	Institutional Class	60,042,625	41,937,860	65,713,552	45,634,271	43,648,069	28,542,895
	Advisor Class	62,904	12,062	64,494	33,412	46,191	19,048
	Premier Class	6,163,529	5,694,998	5,808,191	5,711,372	4,454,664	4,156,150
	Retirement Class	7,973,672	7,433,729	7,569,623	6,882,713	5,580,972	4,814,857
Redemptions:	Institutional Class	(255,951,791)	(132,933,915)	(216,178,284)	(103,847,103)	(150,706,405)	(77,204,746)
	Advisor Class	(327,459)	(98,890)	(560,337)	(412,026)	(261,189)	(227,470)
	Premier Class	(32,006,666)	(69,025,034)	(29,355,809)	(77,680,903)	(22,219,264)	(49,430,331)
	Retirement Class	(92,556,210)	(65,048,776)	(92,884,129)	(61,635,435)	(61,969,623)	(44,551,136)
Net increase (decrease) from shareholder transactions		986,349,595	684,269,334	934,183,552	715,122,719	785,569,944	522,384,014
Net increase (decrease) in net assets		1,131,276,185	665,318,874	1,074,361,333	677,475,350	869,998,834	490,442,191

NET ASSETS
Beginning of period		2,727,383,524	2,062,064,650	2,866,632,853	2,189,157,503	1,884,373,313	1,393,931,122
End of period		$3,858,659,709	$2,727,383,524	$3,940,994,186	$2,866,632,853	$2,754,372,147	$1,884,373,313

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	57,272,985	38,012,777	51,278,553	37,400,661	41,322,794	27,173,019
	Advisor Class	138,659	51,854	74,728	95,562	72,286	48,313
	Premier Class	2,268,052	4,625,874	2,092,134	3,775,084	1,861,972	2,824,757
	Retirement Class	4,109,003	4,303,697	3,762,615	4,342,829	3,089,834	3,052,721
Shares reinvested:	Institutional Class	2,874,228	2,336,371	3,038,074	2,474,744	2,000,370	1,544,529
	Advisor Class	3,014	672	2,983	1,813	2,119	1,031
	remier Class	296,323	318,691	269,772	311,077	205,001	225,755
	Retirement Class	384,830	417,625	352,732	376,105	257,901	262,676
Shares redeemed:	Institutional Class	(12,880,082)	(6,939,870)	(10,594,726)	(5,242,649)	(7,293,648)	(3,880,688)
	Advisor Class	(16,382)	(5,204)	(26,637)	(20,528)	(12,242)	(11,256)
	Premier Class	(1,632,962)	(3,792,724)	(1,436,905)	(4,153,581)	(1,085,785)	(2,638,445)
	Retirement Class	(4,572,589)	(3,382,217)	(4,439,592)	(3,126,418)	(2,955,104)	(2,240,978)
Net increase (decrease) from shareholder transactions		48,245,079	35,947,546	44,373,731	36,234,699	37,465,498	26,361,434

64	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$40,226,435	$24,459,509	$17,646,205	$9,448,388	$4,931,860	$2,302,554
Net realized gain (loss) from investments		(895,623)	(192,087)	(354,602)	(280,274)	(290,779)	(931,799)
Net change in unrealized appreciation (depreciation) from affiliated investments		67,242,429	(21,480,552)	25,056,311	(8,444,193)	6,746,014	(2,257,171)
Net increase (decrease) in net assets from operations		106,573,241	2,786,870	42,347,914	723,921	11,387,095	(886,416)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(33,967,239)	(20,280,028)	(14,697,222)	(7,650,164)	(4,203,800)	(2,160,725)
	Advisor Class	(53,022)	(19,904)	(25,176)	(11,903)	(19,937)	(9,530)
	Premier Class	(4,015,779)	(3,592,531)	(1,545,016)	(1,231,193)	(286,719)	(151,812)
	Retirement Class	(4,746,122)	(3,964,186)	(2,397,731)	(1,805,712)	(691,668)	(477,692)
Total distributions		(42,782,162)	(27,856,649)	(18,665,145)	(10,698,972)	(5,202,124)	(2,799,759)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	753,846,142	450,094,863	407,584,379	231,358,285	181,794,482	80,284,131
	Advisor Class	1,551,422	1,037,477	800,606	673,531	732,456	476,069
	Premier Class	37,059,256	50,020,033	26,046,960	27,156,077	10,430,273	5,979,066
	Retirement Class	58,046,790	56,027,329	39,101,739	36,089,563	22,702,101	16,913,677
Reinvestments of distributions:	Institutional Class	32,968,516	19,936,442	14,139,713	7,473,852	4,019,014	1,851,947
	Advisor Class	49,910	16,870	22,083	8,892	17,012	6,326
	Premier Class	3,678,576	3,341,349	1,392,509	1,121,920	234,855	96,707
	Retirement Class	4,746,122	3,964,187	2,397,372	1,805,368	691,392	448,360
Redemptions:	Institutional Class	(111,619,974)	(54,886,048)	(75,207,035)	(32,555,833)	(34,636,333)	(25,360,162)
	Advisor Class	(313,433)	(42,534)	(80,329)	(54,881)	(73,883)	(36,758)
	Premier Class	(17,041,829)	(40,103,167)	(8,435,522)	(16,433,204)	(1,803,263)	(2,265,002)
	Retirement Class	(57,748,674)	(32,313,116)	(30,215,676)	(16,023,408)	(13,223,954)	(6,559,390)
Net increase (decrease) from shareholder transactions		705,222,824	457,093,685	377,546,799	240,620,162	170,884,152	71,834,971
Net increase (decrease) in net assets		769,013,903	432,023,906	401,229,568	230,645,111	177,069,123	68,148,796

NET ASSETS
Beginning of period		1,427,171,436	995,147,530	596,307,615	365,662,504	146,928,520	78,779,724
End of period		$2,196,185,339	$1,427,171,436	$997,537,183	$596,307,615	$323,997,643	$146,928,520

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	35,975,444	22,564,797	24,185,539	14,521,405	14,134,700	6,490,785
	Advisor Class	73,996	51,521	48,310	41,757	57,311	38,509
	Premier Class	1,806,790	2,536,727	1,594,984	1,704,879	822,237	488,057
	Retirement Class	2,828,051	2,828,225	2,361,850	2,259,811	1,774,966	1,374,005
Shares reinvested:	Institutional Class	1,504,038	1,075,321	805,223	503,629	297,484	162,451
	Advisor Class	2,279	910	1,258	599	1,258	555
	Premier Class	168,587	181,005	79,481	75,755	17,396	8,483
	Retirement Class	218,514	215,679	137,071	122,150	51,290	39,399
Shares redeemed:	Institutional Class	(5,378,938)	(2,737,894)	(4,506,804)	(2,031,281)	(2,682,020)	(2,099,447)
	Advisor Class	(14,202)	(2,115)	(4,802)	(3,363)	(5,752)	(3,117)
	Premier Class	(835,477)	(2,136,690)	(522,532)	(1,092,624)	(144,083)	(189,566)
	Retirement Class	(2,726,554)	(1,627,514)	(1,770,172)	(1,002,708)	(1,007,770)	(539,673)
Net increase (decrease) from shareholder transactions		33,622,528	22,949,972	22,409,406	15,100,009	13,317,017	5,770,441

66	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/20		$14.31	$0.34		$ 0.82	$1.16	$(0.35)	$(0.02)	$(0.37)	$15.10	8.17%	$ 437,256	0.26%[g]		0.10%[g]		2.32%		27%
	5/31/19		14.22	0.34		0.15	0.49	(0.34)	(0.06)	(0.40)	14.31	3.66	306,742	0.24	[f]	0.07	[f]	2.39		23
	5/31/18		13.81	0.29		0.43	0.72	(0.29)	(0.02)	(0.31)	14.22	5.16	233,165	0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76	1.01	(0.26)	(0.03)	(0.29)	13.81	7.81	79,296	0.27	[e]	0.00	[e]	1.90		40
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10	39,882	0.31	[e]	0.02	[e]	1.88		41
Advisor Class:	5/31/20		14.31	0.36		0.79	1.15	(0.34)	(0.02)	(0.36)	15.10	8.08	989	0.37	[g]	0.22	[g]	2.41		27
	5/31/19		14.22	0.33		0.16	0.49	(0.34)	(0.06)	(0.40)	14.31	3.64	160	0.27	[f]	0.10	[f]	2.33		23
	5/31/18		13.82	0.30		0.41	0.71	(0.29)	(0.02)	(0.31)	14.22	5.07	111	0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108	0.29	[e]	0.03	[e]	2.03		40
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68 [b]	103	0.34	[c,e]	0.03	[c,e]	1.20	[c]	41
Premier Class:	5/31/20		14.30	0.32		0.82	1.14	(0.33)	(0.02)	(0.35)	15.09	8.09	29,105	0.40	[g]	0.25	[g]	2.17		27
	5/31/19		14.20	0.31		0.17	0.48	(0.32)	(0.06)	(0.38)	14.30	3.44	29,443	0.39	[f]	0.22	[f]	2.20		23
	5/31/18		13.81	0.28		0.40	0.68	(0.27)	(0.02)	(0.29)	14.20	4.94	20,117	0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670	0.41	[e]	0.15	[e]	1.95		40
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)	12,694	0.46	[e]	0.17	[e]	1.87		41
Retirement Class:	5/31/20		14.28	0.31		0.81	1.12	(0.31)	(0.02)	(0.33)	15.07	7.91	35,862	0.50	[g]	0.35	[g]	2.09		27
	5/31/19		14.19	0.31		0.15	0.46	(0.31)	(0.06)	(0.37)	14.28	3.40	34,847	0.49	[f]	0.32	[f]	2.19		23
	5/31/18		13.79	0.26		0.42	0.68	(0.26)	(0.02)	(0.28)	14.19	4.83	39,058	0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211	0.51	[e]	0.25	[e]	1.70		40
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)	22,078	0.61	[e]	0.27	[e]	1.65		41
LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/20		15.11	0.36		0.87	1.23	(0.35)	(0.02)	(0.37)	15.97	8.18	442,192	0.25	[g]	0.10	[g]	2.32		22
	5/31/19		15.04	0.36		0.15	0.51	(0.35)	(0.09)	(0.44)	15.11	3.57	335,348	0.22	[f]	0.07	[f]	2.40		19
	5/31/18		14.59	0.32		0.45	0.77	(0.29)	(0.03)	(0.32)	15.04	5.29	265,521	0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420	0.16	[e]	0.00	[e]	2.04		16
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)	153,329	0.17	[e]	0.02	[e]	2.01		24
Advisor Class:	5/31/20		15.11	0.36		0.87	1.23	(0.35)	(0.02)	(0.37)	15.97	8.16	123	0.26	[g]	0.12	[g]	2.30		22
	5/31/19		15.05	0.39		0.11	0.50	(0.35)	(0.09)	(0.44)	15.11	3.52	113	0.27	[f]	0.13	[f]	2.57		19
	5/31/18		14.59	0.31		0.47	0.78	(0.29)	(0.03)	(0.32)	15.05	5.28	177	0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109	0.18	[e]	0.02	[e]	2.04		16
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65 [b]	103	0.20	[c,e]	0.03	[c,e]	1.19	[c]	24
Premier Class:	5/31/20		15.06	0.35		0.86	1.21	(0.33)	(0.02)	(0.35)	15.92	8.06	31,580	0.40	[g]	0.25	[g]	2.20		22
	5/31/19		15.00	0.35		0.13	0.48	(0.33)	(0.09)	(0.42)	15.06	3.42	32,634	0.36	[f]	0.21	[f]	2.35		19
	5/31/18		14.54	0.30		0.47	0.77	(0.28)	(0.03)	(0.31)	15.00	5.18	47,385	0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513	0.31	[e]	0.15	[e]	1.92		16
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)	26,787	0.32	[e]	0.17	[e]	1.86		24
Retirement Class:	5/31/20		14.98	0.32		0.87	1.19	(0.32)	(0.02)	(0.34)	15.83	7.93	74,599	0.50	[g]	0.35	[g]	2.08		22
	5/31/19		14.92	0.32		0.14	0.46	(0.31)	(0.09)	(0.40)	14.98	3.32	70,013	0.47	[f]	0.32	[f]	2.16		19
	5/31/18		14.47	0.28		0.46	0.74	(0.26)	(0.03)	(0.29)	14.92	5.02	77,207	0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843	0.41	[e]	0.25	[e]	1.83		16
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)	50,981	0.47	[e]	0.27	[e]	1.74		24

68	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/20		$15.76	$0.38		$0.92	$1.30	$(0.38)	$(0.03)	$(0.41)	$16.65	8.24%	$ 819,474	0.23%[g]		0.10%[g]		2.33%		25%
	5/31/19		15.74	0.37		0.13	0.50	(0.37)	(0.11)	(0.48)	15.76	3.40	654,257	0.20	[f]	0.07	[f]	2.38		17
	5/31/18		15.15	0.34		0.58	0.92	(0.30)	(0.03)	(0.33)	15.74	6.01	533,409	0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.15	9.28	377,197	0.14	[e]	0.01	[e]	2.05		14
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164	0.15	[e]	0.03	[e]	2.05		22
Advisor Class:	5/31/20		15.76	0.39		0.90	1.29	(0.37)	(0.03)	(0.40)	16.65	8.19	592	0.30	[g]	0.18	[g]	2.38		25
	5/31/19		15.74	0.37		0.12	0.49	(0.36)	(0.11)	(0.47)	15.76	3.31	164	0.24	[f]	0.11	[f]	2.38		17
	5/31/18		15.16	0.33		0.58	0.91	(0.30)	(0.03)	(0.33)	15.74	5.99	114	0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110	0.15	[e]	0.02	[e]	2.07		14
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103	0.17	[c,e]	0.04	[c,e]	1.16	[c]	22
Premier Class:	5/31/20		15.69	0.36		0.91	1.27	(0.35)	(0.03)	(0.38)	16.58	8.12	85,350	0.37	[g]	0.25	[g]	2.18		25
	5/31/19		15.68	0.36		0.10	0.46	(0.34)	(0.11)	(0.45)	15.69	3.19	94,174	0.34	[f]	0.21	[f]	2.31		17
	5/31/18		15.10	0.32		0.57	0.89	(0.28)	(0.03)	(0.31)	15.68	5.83	101,715	0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489	0.29	[e]	0.16	[e]	1.92		14
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129	0.30	[e]	0.18	[e]	1.91		22
Retirement Class:	5/31/20		15.64	0.33		0.91	1.24	(0.33)	(0.03)	(0.36)	16.52	7.96	122,731	0.47	[g]	0.35	[g]	2.05		25
	5/31/19		15.62	0.33		0.13	0.46	(0.33)	(0.11)	(0.44)	15.64	3.09	130,910	0.45	[f]	0.32	[f]	2.14		17
	5/31/18		15.05	0.29		0.58	0.87	(0.27)	(0.03)	(0.30)	15.62	5.73	133,557	0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186	0.39	[e]	0.26	[e]	1.81		14
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677	0.45	[e]	0.28	[e]	1.75		22
LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/20		16.65	0.40		0.99	1.39	(0.39)	(0.02)	(0.41)	17.63	8.36	2,221,699	0.21	[g]	0.10	[g]	2.32		20
	5/31/19		16.63	0.39		0.08	0.47	(0.38)	(0.07)	(0.45)	16.65	3.07	1,636,541	0.19	[f]	0.08	[f]	2.34		12
	5/31/18		15.87	0.36		0.73	1.09	(0.31)	(0.02)	(0.33)	16.63	6.85	1,176,623	0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053	0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790	0.13	[e]	0.04	[e]	2.08		15
Advisor Class:	5/31/20		16.64	0.43		0.94	1.37	(0.38)	(0.02)	(0.40)	17.61	8.25	4,832	0.31	[g]	0.21	[g]	2.51		20
	5/31/19		16.62	0.38		0.08	0.46	(0.37)	(0.07)	(0.44)	16.64	2.95	708	0.27	[f]	0.16	[f]	2.30		12
	5/31/18		15.86	0.36		0.72	1.08	(0.30)	(0.02)	(0.32)	16.62	6.85	200	0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244	0.18	[e]	0.06	[e]	2.44		9
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103	0.16	[c,e]	0.05	[c,e]	1.09	[c]	15
Premier Class:	5/31/20		16.57	0.38		0.99	1.37	(0.37)	(0.02)	(0.39)	17.55	8.25	268,403	0.36	[g]	0.25	[g]	2.16		20
	5/31/19		16.55	0.37		0.07	0.44	(0.35)	(0.07)	(0.42)	16.57	2.86	257,430	0.33	[f]	0.22	[f]	2.24		12
	5/31/18		15.80	0.33		0.73	1.06	(0.29)	(0.02)	(0.31)	16.55	6.75	250,375	0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521	0.28	[e]	0.17	[e]	1.95		9
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778	0.28	[e]	0.19	[e]	1.97		15
Retirement Class:	5/31/20		16.51	0.35		0.99	1.34	(0.35)	(0.02)	(0.37)	17.48	8.10	303,700	0.46	[g]	0.35	[g]	2.05		20
	5/31/19		16.49	0.34		0.09	0.43	(0.34)	(0.07)	(0.41)	16.51	2.76	316,512	0.43	[f]	0.32	[f]	2.09		12
	5/31/18		15.74	0.30		0.74	1.04	(0.27)	(0.02)	(0.29)	16.49	6.66	318,125	0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914	0.38	[e]	0.27	[e]	1.85		9
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443	0.43	[e]	0.29	[e]	1.84		15

70	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/20		$17.49	$0.42		$ 1.05	$ 1.47	$(0.41)	$(0.02)	$(0.43)	$18.53	8.35%	$ 3,152,216	0.20%[g]		0.11%[g]		2.31%		17%
	5/31/19		17.51	0.40		0.02	0.42	(0.39)	(0.05)	(0.44)	17.49	2.58	2,108,199	0.18	[f]	0.08	[f]	2.28		11
	5/31/18		16.54	0.37		0.95	1.32	(0.33)	(0.02)	(0.35)	17.51	7.99	1,456,072	0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90	778,157	0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137	0.13	[e]	0.04	[e]	2.15		9
Advisor Class:	5/31/20		17.47	0.42		1.03	1.45	(0.40)	(0.02)	(0.42)	18.50	8.23	2,837	0.30	[g]	0.21	[g]	2.30		17
	5/31/19		17.50	0.40		(0.00)	0.40	(0.38)	(0.05)	(0.43)	17.47	2.51	1,001	0.28	[f]	0.18	[f]	2.28		11
	5/31/18		16.53	0.31		1.00	1.31	(0.32)	(0.02)	(0.34)	17.50	7.89	438	0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140	0.15	[e]	0.04	[e]	2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103	0.16	[c,e]	0.05	[c,e]	1.01	[c]	9
Premier Class:	5/31/20		17.41	0.39		1.05	1.44	(0.38)	(0.02)	(0.40)	18.45	8.24	357,784	0.35	[g]	0.26	[g]	2.15		17
	5/31/19		17.44	0.38		0.01	0.39	(0.37)	(0.05)	(0.42)	17.41	2.44	328,028	0.33	[f]	0.22	[f]	2.20		11
	5/31/18		16.47	0.35		0.95	1.30	(0.31)	(0.02)	(0.33)	17.44	7.84	299,291	0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729	0.28	[e]	0.17	[e]	1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200	0.28	[e]	0.19	[e]	2.01		9
Retirement Class:	5/31/20		17.34	0.37		1.03	1.40	(0.36)	(0.02)	(0.38)	18.36	8.05	424,099	0.46	[g]	0.36	[g]	2.05		17
	5/31/19		17.36	0.35		0.03	0.38	(0.35)	(0.05)	(0.40)	17.34	2.33	408,411	0.43	[f]	0.32	[f]	2.03		11
	5/31/18		16.40	0.31		0.96	1.27	(0.29)	(0.02)	(0.31)	17.36	7.76	372,112	0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959	0.38	[e]	0.27	[e]	1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093	0.43	[e]	0.29	[e]	1.86		9
LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/20		18.33	0.44		1.08	1.52	(0.43)	(0.02)	(0.45)	19.40	8.25	3,449,438	0.20	[g]	0.10	[g]	2.30		15
	5/31/19		18.42	0.41		(0.04)	0.37	(0.41)	(0.05)	(0.46)	18.33	2.13	2,291,258	0.18	[f]	0.08	[f]	2.24		10
	5/31/18		17.23	0.38		1.19	1.57	(0.35)	(0.03)	(0.38)	18.42	9.10	1,517,858	0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138	0.13	[e]	0.03	[e]	2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539	0.13	[e]	0.05	[e]	2.19		7
Advisor Class:	5/31/20		18.31	0.42		1.09	1.51	(0.42)	(0.02)	(0.44)	19.38	8.20	5,671	0.30	[g]	0.21	[g]	2.20		15
	5/31/19		18.41	0.43		(0.08)	0.35	(0.40)	(0.05)	(0.45)	18.31	2.03	1,311	0.28	[f]	0.18	[f]	2.36		10
	5/31/18		17.22	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.41	9.00	165	0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150	0.17	[e]	0.07	[e]	1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103	0.16	[c,e]	0.07	[c,e]	0.93	[c]	7
Premier Class:	5/31/20		18.24	0.41		1.09	1.50	(0.41)	(0.02)	(0.43)	19.31	8.14	344,547	0.35	[g]	0.25	[g]	2.14		15
	5/31/19		18.34	0.40		(0.07)	0.33	(0.38)	(0.05)	(0.43)	18.24	1.98	318,862	0.32	[f]	0.22	[f]	2.16		10
	5/31/18		17.15	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.34	8.95	307,155	0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717	0.28	[e]	0.18	[e]	1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863	0.28	[e]	0.20	[e]	2.06		7
Retirement Class:	5/31/20		18.16	0.39		1.08	1.47	(0.39)	(0.02)	(0.41)	19.22	8.02	419,628	0.45	[g]	0.35	[g]	2.04		15
	5/31/19		18.26	0.36		(0.05)	0.31	(0.36)	(0.05)	(0.41)	18.16	1.88	392,792	0.42	[f]	0.32	[f]	2.01		10
	5/31/18		17.08	0.33		1.19	1.52	(0.31)	(0.03)	(0.34)	18.26	8.82	368,806	0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818	0.38	[e]	0.28	[e]	1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906	0.43	[e]	0.30	[e]	1.93		7

72	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/20		$19.12	$0.46		$ 1.11	$ 1.57	$(0.46)	$(0.02)	$(0.48)	$20.21	8.12%	$3,151,680	0.19%[g]		0.11%[g]		2.30%		14%
	5/31/19		19.32	0.42		(0.14)	0.28	(0.42)	(0.06)	(0.48)	19.12	1.66	2,077,146	0.17	[f]	0.08	[f]	2.20		7
	5/31/18		17.89	0.40		1.43	1.83	(0.37)	(0.03)	(0.40)	19.32	10.17	1,453,606	0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60	822,392	0.13	[e]	0.03	[e]	2.09		5
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103	0.13	[e]	0.06	[e]	2.19		6
Advisor Class:	5/31/20		19.10	0.50		1.04	1.54	(0.44)	(0.02)	(0.46)	20.18	8.02	3,623	0.29	[g]	0.20	[g]	2.51		14
	5/31/19		19.31	0.40		(0.13)	0.27	(0.42)	(0.06)	(0.48)	19.10	1.52	1,036	0.27	[f]	0.18	[f]	2.12		7
	5/31/18		17.88	0.38		1.44	1.82	(0.36)	(0.03)	(0.39)	19.31	10.22	133	0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115	0.14	[e]	0.04	[e]	2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103	0.16	[c,e]	0.07	[c,e]	0.78	[c]	6
Premier Class:	5/31/20		19.02	0.43		1.11	1.54	(0.43)	(0.02)	(0.45)	20.11	8.02	331,062	0.34	[g]	0.26	[g]	2.15		14
	5/31/19		19.22	0.40		(0.14)	0.26	(0.40)	(0.06)	(0.46)	19.02	1.46	295,473	0.32	[f]	0.23	[f]	2.10		7
	5/31/18		17.81	0.37		1.41	1.78	(0.34)	(0.03)	(0.37)	19.22	10.03	276,476	0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167	0.28	[e]	0.18	[e]	1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478	0.28	[e]	0.21	[e]	2.06		6
Retirement Class:	5/31/20		18.94	0.41		1.10	1.51	(0.41)	(0.02)	(0.43)	20.02	7.89	372,294	0.44	[g]	0.36	[g]	2.04		14
	5/31/19		19.14	0.37		(0.13)	0.24	(0.38)	(0.06)	(0.44)	18.94	1.36	353,729	0.42	[f]	0.33	[f]	1.94		7
	5/31/18		17.73	0.33		1.43	1.76	(0.32)	(0.03)	(0.35)	19.14	9.97	331,850	0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984	0.38	[e]	0.28	[e]	1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061	0.44	[e]	0.31	[e]	1.94		6
LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/20		19.65	0.47		1.08	1.55	(0.47)	(0.02)	(0.49)	20.71	7.81	3,297,735	0.19	[g]	0.10	[g]	2.28		11
	5/31/19		19.96	0.42		(0.25)	0.17	(0.43)	(0.05)	(0.48)	19.65	1.08	2,269,054	0.17	[f]	0.08	[f]	2.14		6
	5/31/18		18.30	0.39		1.68	2.07	(0.38)	(0.03)	(0.41)	19.96	11.32	1,613,765	0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151	0.13	[e]	0.04	[e]	2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811	0.13	[e]	0.06	[e]	2.20		4
Advisor Class:	5/31/20		19.63	0.47		1.07	1.54	(0.46)	(0.02)	(0.48)	20.69	7.75	3,215	0.28	[g]	0.19	[g]	2.30		11
	5/31/19		19.94	0.40		(0.24)	0.16	(0.42)	(0.05)	(0.47)	19.63	0.96	2,047	0.25	[f]	0.16	[f]	2.02		6
	5/31/18		18.29	0.50		1.55	2.05	(0.37)	(0.03)	(0.40)	19.94	11.29	547	0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213	0.18	[e]	0.09	[e]	3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103	0.16	[c,e]	0.08	[c,e]	0.63	[c]	4
Premier Class:	5/31/20		19.55	0.44		1.07	1.51	(0.44)	(0.02)	(0.46)	20.60	7.65	291,837	0.34	[g]	0.25	[g]	2.12		11
	5/31/19		19.86	0.41		(0.27)	0.14	(0.40)	(0.05)	(0.45)	19.55	0.87	258,812	0.31	[f]	0.23	[f]	2.09		6
	5/31/18		18.21	0.37		1.67	2.04	(0.36)	(0.03)	(0.39)	19.86	11.24	264,272	0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887	0.28	[e]	0.19	[e]	1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148	0.28	[e]	0.21	[e]	2.07		4
Retirement Class:	5/31/20		19.47	0.42		1.07	1.49	(0.42)	(0.02)	(0.44)	20.52	7.58	348,208	0.44	[g]	0.35	[g]	2.02		11
	5/31/19		19.78	0.37		(0.25)	0.12	(0.38)	(0.05)	(0.43)	19.47	0.77	336,720	0.42	[f]	0.33	[f]	1.89		6
	5/31/18		18.15	0.33		1.67	2.00	(0.34)	(0.03)	(0.37)	19.78	11.05	310,574	0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150	0.38	[e]	0.29	[e]	1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347	0.43	[e]	0.31	[e]	1.94		4

74	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/20		$19.69	$0.47		$ 1.02	$ 1.49	$(0.48)	$(0.02)	$(0.50)	$20.68	7.43%	$ 2,269,913	0.19%[g]		0.10%[g]		2.27%		6%
	5/31/19		20.09	0.42		(0.34)	0.08	(0.43)	(0.05)	(0.48)	19.69	0.58	1,451,216	0.17	[f]	0.08	[f]	2.10		4
	5/31/18		18.32	0.40		1.78	2.18	(0.38)	(0.03)	(0.41)	20.09	11.97	982,189	0.13	[e]	0.03	[e]	2.02		3
	5/31/17		16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51	513,660	0.14	[e]	0.04	[e]	2.06		4
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626	0.15	[e]	0.06	[e]	2.20		8
Advisor Class:	5/31/20		19.66	0.48		0.99	1.47	(0.46)	(0.02)	(0.48)	20.65	7.37	2,504	0.29	[g]	0.21	[g]	2.31		6
	5/31/19		20.08	0.42		(0.37)	0.05	(0.42)	(0.05)	(0.47)	19.66	0.41	1,162	0.27	[f]	0.18	[f]	2.10		4
	5/31/18		18.32	0.37		1.79	2.16	(0.37)	(0.03)	(0.40)	20.08	11.85	422	0.25	[e]	0.15	[e]	1.88		3
	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117	0.15	[e]	0.05	[e]	2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103	0.17	[c,e]	0.08	[c,e]	0.59	[c]	8
Premier Class:	5/31/20		19.60	0.44		1.01	1.45	(0.45)	(0.02)	(0.47)	20.58	7.28	225,642	0.34	[g]	0.25	[g]	2.12		6
	5/31/19		20.00	0.41		(0.35)	0.06	(0.41)	(0.05)	(0.46)	19.60	0.43	195,595	0.32	[f]	0.22	[f]	2.05		4
	5/31/18		18.24	0.36		1.79	2.15	(0.36)	(0.03)	(0.39)	20.00	11.83	191,402	0.28	[e]	0.18	[e]	1.86		3
	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862	0.29	[e]	0.19	[e]	1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446	0.30	[e]	0.21	[e]	2.06		8
Retirement Class:	5/31/20		19.51	0.42		1.01	1.43	(0.43)	(0.02)	(0.45)	20.49	7.21	256,314	0.44	[g]	0.35	[g]	2.03		6
	5/31/19		19.91	0.36		(0.32)	0.04	(0.39)	(0.05)	(0.44)	19.51	0.32	236,400	0.42	[f]	0.32	[f]	1.83		4
	5/31/18		18.16	0.32		1.80	2.12	(0.34)	(0.03)	(0.37)	19.91	11.71	219,919	0.38	[e]	0.28	[e]	1.66		3
	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479	0.39	[e]	0.29	[e]	1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878	0.45	[e]	0.31	[e]	1.90		8
LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/20		19.75	0.47		1.03	1.50	(0.48)	(0.02)	(0.50)	20.75	7.46	1,786,312	0.19	[g]	0.10	[g]	2.26		5
	5/31/19		20.17	0.42		(0.35)	0.07	(0.44)	(0.05)	(0.49)	19.75	0.47	1,066,667	0.18	[f]	0.08	[f]	2.08		5
	5/31/18		18.36	0.39		1.84	2.23	(0.39)	(0.03)	(0.42)	20.17	12.16	667,846	0.13	[e]	0.03	[e]	2.01		3
	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490	0.15	[e]	0.04	[e]	2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432	0.16	[e]	0.06	[e]	2.18		10
Advisor Class:	5/31/20		19.73	0.50		0.97	1.47	(0.46)	(0.02)	(0.48)	20.72	7.35	2,546	0.28	[g]	0.20	[g]	2.41		5
	5/31/19		20.16	0.41		(0.36)	0.05	(0.43)	(0.05)	(0.48)	19.73	0.37	1,200	0.27	[f]	0.17	[f]	2.07		5
	5/31/18		18.35	0.37		1.84	2.21	(0.37)	(0.03)	(0.40)	20.16	12.08	212	0.19	[e]	0.09	[e]	1.90		3
	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227	0.20	[e]	0.09	[e]	3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103	0.19	[c,e]	0.07	[c,e]	0.57	[c]	10
Premier Class:	5/31/20		19.65	0.44		1.01	1.45	(0.45)	(0.02)	(0.47)	20.63	7.26	188,481	0.34	[g]	0.25	[g]	2.11		5
	5/31/19		20.07	0.41		(0.37)	0.04	(0.41)	(0.05)	(0.46)	19.65	0.32	157,105	0.32	[f]	0.22	[f]	2.06		5
	5/31/18		18.28	0.36		1.82	2.18	(0.36)	(0.03)	(0.39)	20.07	11.97	148,822	0.28	[e]	0.18	[e]	1.83		3
	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527	0.30	[e]	0.19	[e]	1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811	0.31	[e]	0.21	[e]	2.04		10
Retirement Class:	5/31/20		19.56	0.42		1.01	1.43	(0.43)	(0.02)	(0.45)	20.54	7.19	218,846	0.45	[g]	0.35	[g]	2.04		5
	5/31/19		19.98	0.36		(0.34)	0.02	(0.39)	(0.05)	(0.44)	19.56	0.21	202,199	0.42	[f]	0.32	[f]	1.83		5
	5/31/18		18.20	0.33		1.82	2.15	(0.34)	(0.03)	(0.37)	19.98	11.86	178,268	0.38	[e]	0.28	[e]	1.68		3
	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210	0.40	[e]	0.29	[e]	1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550	0.46	[e]	0.31	[e]	1.93		10

76	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/20		$15.80	$0.37		$0.82	$1.19	$(0.38)	$(0.02)	$(0.40)	$16.59	7.37%	$ 801,496	0.20%[g]		0.11%[g]		2.23%		7%
	5/31/19		16.15	0.33		(0.30)	0.03	(0.35)	(0.03)	(0.38)	15.80	0.34	439,798	0.20	[f]	0.09	[f]	2.04		4
	5/31/18		14.67	0.32		1.49	1.81	(0.31)	(0.02)	(0.33)	16.15	12.35	239,571	0.18	[e]	0.03	[e]	2.02		5
	5/31/17		12.84	0.28		1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158	0.24	[e]	0.04	[e]	2.05		11
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460	0.33	[e]	0.06	[e]	1.97		36
Advisor Class:	5/31/20		15.79	0.35		0.82	1.17	(0.37)	(0.02)	(0.39)	16.57	7.24	1,534	0.29	[g]	0.20	[g]	2.13		7
	5/31/19		16.14	0.33		(0.31)	0.02	(0.34)	(0.03)	(0.37)	15.79	0.30	755	0.28	[f]	0.17	[f]	2.11		4
	5/31/18		14.67	0.31		1.49	1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142	0.19	[e]	0.05	[e]	1.95		5
	5/31/17		12.83	0.29		1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26	[e]	0.05	[e]	2.10		11
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55 [b]	103	0.37	[c,e]	0.07	[c,e]	0.55	[c]	36
Premier Class:	5/31/20		15.76	0.35		0.81	1.16	(0.36)	(0.02)	(0.38)	16.54	7.19	79,521	0.35	[g]	0.26	[g]	2.09		7
	5/31/19		16.11	0.34		(0.33)	0.01	(0.33)	(0.03)	(0.36)	15.76	0.20	57,625	0.34	[f]	0.23	[f]	2.10		4
	5/31/18		14.64	0.28		1.50	1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812	0.32	[e]	0.18	[e]	1.80		5
	5/31/17		12.82	0.27		1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39	[e]	0.19	[e]	1.95		11
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080	0.48	[e]	0.21	[e]	1.88		36
Retirement Class:	5/31/20		15.73	0.34		0.79	1.13	(0.34)	(0.02)	(0.36)	16.50	7.05	114,986	0.46	[g]	0.36	[g]	2.02		7
	5/31/19		16.07	0.29		(0.29)	0.00 [d]	(0.31)	(0.03)	(0.34)	15.73	0.16	98,131	0.44	[f]	0.33	[f]	1.84		4
	5/31/18		14.61	0.26		1.50	1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137	0.42	[e]	0.28	[e]	1.68		5
	5/31/17		12.79	0.25		1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49	[e]	0.28	[e]	1.80		11
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472	0.64	[e]	0.31	[e]	1.84		36
LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/20		12.14	0.28		0.63	0.91	(0.29)	(0.01)	(0.30)	12.75	7.36	267,485	0.26	[g]	0.11	[g]	2.21		16
	5/31/19		12.44	0.26		(0.24)	0.02	(0.27)	(0.05)	(0.32)	12.14	0.25	112,059	0.32	[f]	0.08	[f]	2.15		28
	5/31/18		11.29	0.25		1.16	1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145	0.42	[e]	0.03	[e]	2.04		32
	5/31/17		9.89	0.21		1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93	[e]	0.04	[e]	2.02		36
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488	1.20	[e]	0.06	[e]	2.12		21
Advisor Class:	5/31/20		12.15	0.27		0.62	0.89	(0.28)	(0.01)	(0.29)	12.75	7.21	1,292	0.35	[g]	0.20	[g]	2.11		16
	5/31/19		12.45	0.26		(0.25)	0.01	(0.26)	(0.05)	(0.31)	12.15	0.22	590	0.39	[f]	0.17	[f]	2.16		28
	5/31/18		11.29	0.23		1.18	1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157	0.42	[e]	0.05	[e]	1.92		32
	5/31/17		9.89	0.22		1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94	[e]	0.05	[e]	2.10		36
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61 [b]	103	1.29	[c,e]	0.07	[c,e]	0.53	[c]	21
Premier Class:	5/31/20		12.13	0.27		0.61	0.88	(0.27)	(0.01)	(0.28)	12.73	7.17	17,927	0.41	[g]	0.26	[g]	2.09		16
	5/31/19		12.43	0.24		(0.24)	0.00 [d]	(0.25)	(0.05)	(0.30)	12.13	0.12	8,644	0.46	[f]	0.23	[f]	1.95		28
	5/31/18		11.28	0.18		1.21	1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040	0.55	[e]	0.18	[e]	1.51		32
	5/31/17		9.88	0.20		1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07	[e]	0.19	[e]	1.92		36
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049	1.35	[e]	0.21	[e]	2.02		21
Retirement Class:	5/31/20		12.11	0.26		0.60	0.86	(0.26)	(0.01)	(0.27)	12.70	7.01	37,293	0.51	[g]	0.36	[g]	2.00		16
	5/31/19		12.41	0.23		(0.24)	(0.01)	(0.24)	(0.05)	(0.29)	12.11	0.05	25,636	0.56	[f]	0.33	[f]	1.89		28
	5/31/18		11.26	0.19		1.19	1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437	0.65	[e]	0.28	[e]	1.59		32
	5/31/17		9.88	0.18		1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15	[e]	0.28	[e]	1.71		36
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098	1.51	[e]	0.31	[e]	1.91		21

78	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	79

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the Underlying Funds.
[g]	The Fund’s expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

80	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30,2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, LLC (“Advisors”), which is a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	81

Notes to financial statements

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2020, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of tax equalization credits were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

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Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	83

Notes to financial statements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of May 31, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets. Advisors has contractually agreed to waive a portion of the asset allocation fee rate (and, for the Lifecycle Index Retirement Income and Lifecycle Index 2010 Funds, a portion of the Underlying Funds fee rate) equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of May 31, 2020, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

		Investment management
		fee waiver
	Investment management	Effective		Prior to
Fund	fee — effective rate	10/1/19	*	10/1/19
Lifecycle Index Retirement Income	0.09%	0.102%		0.102%
Lifecycle Index 2010	0.09	0.102		0.100
Lifecycle Index 2015	0.09	0.095		0.100
Lifecycle Index 2020	0.09	0.089		0.090
Lifecycle Index 2025	0.09	0.082		0.082
Lifecycle Index 2030	0.09	0.075		0.080
Lifecycle Index 2035	0.09	0.069		0.069
Lifecycle Index 2040	0.09	0.065		0.070
Lifecycle Index 2045	0.09	0.062		0.070
Lifecycle Index 2050	0.09	0.061		0.070
Lifecycle Index 2055	0.09	0.060		0.060
Lifecycle Index 2060	0.09	0.060		0.060

*	These waivers will remain in effect through September 30, 2020, unless changed with approval of the Board.

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The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2020. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional			Advisor			Premier			Retirement
	Class			Class			Class			Class
	Effective		Prior to	Effective		Prior to	Effective		Prior to	Effective		Prior to
Fund	10/1/19	*	10/1/19	10/1/19	*	10/1/19	10/1/19	*	10/1/19	10/1/19	*	10/1/19
Lifecycle Index Retirement Income	0.000%		0.000%	0.150%		0.150%	0.150%		0.150%	0.250%		0.250%
Lifecycle Index 2010	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2015	0.005		0.000	0.155		0.150	0.155		0.150	0.255		0.250
Lifecycle Index 2020	0.011		0.010	0.161		0.160	0.161		0.160	0.261		0.260
Lifecycle Index 2025	0.018		0.018	0.168		0.168	0.168		0.168	0.268		0.268
Lifecycle Index 2030	0.025		0.020	0.175		0.170	0.175		0.170	0.275		0.270
Lifecycle Index 2035	0.031		0.031	0.181		0.181	0.181		0.181	0.281		0.281
Lifecycle Index 2040	0.035		0.030	0.185		0.180	0.185		0.180	0.285		0.280
Lifecycle Index 2045	0.038		0.030	0.188		0.180	0.188		0.180	0.288		0.280
Lifecycle Index 2050	0.039		0.030	0.189		0.180	0.189		0.180	0.289		0.280
Lifecycle Index 2055	0.040		0.040	0.190		0.190	0.190		0.190	0.290		0.290
Lifecycle Index 2060	0.040		0.040	0.190		0.190	0.190		0.190	0.290		0.290

*	The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	85

Notes to financial statements

The funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2020, there were no transactions with affiliated entities.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

				Realized	Change in
	Value at	Purchases	Sales	gain	unrealized	Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss)	appreciation	income	5/31/2020
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$150,774	$78,750	$41,362	$320	$10,840	$4,635	$199,322
Emerging Markets Equity Index	12,336	10,580	3,764	(467)	(622)	474	18,063
Equity Index	100,907	60,681	29,756	(1,157)	12,031	2,329	142,439
Inflation-Linked Bond	37,581	19,614	8,817	6	1,482	977	49,866
International Equity Index	31,308	20,865	7,428	(605)	(1,439)	1,206	42,701
Short-Term Bond Index	37,400	20,712	9,385	42	998	972	49,767
	$370,306	$211,202	$100,512	$(1,861)	$23,290	$10,593	$502,158
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$177,394	$66,912	$39,880	$430	$12,357	$5,274	$217,213
Emerging Markets Equity Index	14,821	10,611	4,554	(347)	(780)	547	19,751
Equity Index	122,425	59,922	40,034	(401)	14,157	2,691	155,760
Inflation-Linked Bond	42,530	17,323	7,387	8	1,646	1,097	54,120
International Equity Index	38,088	19,584	8,944	(407)	(1,623)	1,396	46,698
Short-Term Bond Index	42,324	18,866	8,316	19	1,120	1,083	54,013
	$437,582	$193,218	$109,115	$(698)	$26,877	$12,088	$547,555
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$347,812	$121,010	$96,259	$1,365	$22,975	$10,042	$396,903
Emerging Markets Equity Index	33,448	20,365	9,704	(775)	(1,773)	1,204	41,561
Equity Index	275,988	105,872	81,767	(1,028)	29,743	5,924	328,129
Inflation-Linked Bond	67,599	26,260	15,371	69	2,484	1,712	81,041
International Equity Index	85,896	35,302	18,032	(1,108)	(3,656)	3,052	98,402
Short-Term Bond Index	67,249	27,764	15,873	61	1,705	1,682	80,906
	$877,992	$336,573	$237,006	$(1,416)	$51,478	$23,616	$1,026,942
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$838,940	$351,456	$201,880	$2,552	$58,923	$25,340	$1,049,991
Emerging Markets Equity Index	94,838	59,098	20,178	(2,332)	(5,614)	3,525	125,812
Equity Index	781,155	316,812	184,242	(5,332)	86,951	17,331	993,356
Inflation-Linked Bond	125,199	57,878	23,022	11	4,970	3,274	165,036
International Equity Index	243,090	107,740	38,086	(3,128)	(11,639)	8,976	297,977
Short-Term Bond Index	124,593	60,786	24,149	120	3,357	3,261	164,707
	$2,207,815	$953,770	$491,557	$(8,109)	$136,948	$61,707	$2,796,879

86	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

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				Realized	Change in
	Value at	Purchases	Sales	gain	unrealized	Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss)	appreciation	income	5/31/2020
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$966,844	$517,113	$238,497	$3,332	$71,041	$30,417	$1,319,833
Emerging Markets Equity Index	141,694	93,959	17,616	(2,092)	(11,176)	5,487	204,769
Equity Index	1,162,657	528,106	192,538	(9,523)	130,039	26,962	1,615,649
Inflation-Linked Bond	103,388	64,636	18,537	34	4,490	2,815	154,011
International Equity Index	361,894	186,299	38,752	(2,936)	(21,967)	13,962	484,538
Short-Term Bond Index	102,858	67,742	19,937	123	2,998	2,853	153,784
	$2,839,335	$1,457,855	$525,877	$(11,062)	$175,425	$82,496	$3,932,584
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$900,140	$512,981	$237,688	$3,599	$66,248	$28,553	$1,245,280
Emerging Markets Equity Index	169,882	112,775	16,722	(2,261)	(14,496)	6,654	249,178
Equity Index	1,396,672	617,226	184,666	(9,955)	150,846	32,712	1,966,372
Inflation-Linked Bond	47,825	39,476	8,176	15	2,300	1,372	81,440
International Equity Index	434,452	218,314	31,424	(2,311)	(29,245)	16,943	589,786
Short-Term Bond Index	47,601	41,171	9,047	64	1,522	1,418	81,311
	$2,996,572	$1,541,943	$487,723	$(10,849)	$177,175	$87,652	$4,213,367
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$682,710	$432,854	$186,532	$2,946	$50,835	$21,952	$982,813
Emerging Markets Equity Index	173,918	113,714	15,564	(2,259)	(14,684)	6,791	255,125
Equity Index	1,422,311	585,899	135,053	(6,686)	149,210	33,384	2,011,851
International Equity Index	442,687	218,533	25,969	(1,488)	(30,459)	17,289	603,304
	$2,721,626	$1,351,000	$363,118	$(7,487)	$154,902	$79,416	$3,853,093
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$481,845	$313,657	$141,870	$2,353	$35,669	$15,599	$691,654
Emerging Markets Equity Index	202,215	119,929	14,473	(2,036)	(17,318)	7,878	288,317
Equity Index	1,658,220	578,794	121,664	(5,783)	168,061	38,725	2,273,187
International Equity Index	515,943	226,590	23,907	(1,776)	(35,231)	20,057	681,619
	$2,858,223	$1,238,970	$301,914	$(7,242)	$151,181	$82,259	$3,934,777
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$190,629	$128,924	$63,081	$1,096	$13,870	$6,138	$271,438
Emerging Markets Equity Index	143,840	98,153	6,521	(976)	(13,698)	5,819	220,798
Equity Index	1,177,968	500,624	53,863	(1,055)	116,957	28,606	1,737,350
International Equity Index	366,402	193,777	10,818	(532)	(27,885)	14,816	520,944
	$1,878,839	$921,478	$134,283	$(1,467)	$89,244	$55,379	$2,750,530

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	87

Notes to financial statements

				Realized	Change in
	Value at	Purchases	Sales	gain	unrealized	Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss)	appreciation	income	5/31/2020
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$125,947	$96,703	$43,764	$738	$9,442	$4,175	$189,066
Emerging Markets Equity Index	110,519	83,644	4,015	(655)	(11,166)	4,578	178,327
Equity Index	905,155	451,171	41,210	(578)	91,288	22,504	1,403,245
International Equity Index	281,526	170,252	8,348	(401)	(22,322)	11,656	420,707
	$1,423,147	$801,770	$97,337	$(896)	$67,242	$42,913	$2,191,345
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$44,799	$40,177	$15,321	$235	$3,648	$1,588	$73,538
Emerging Markets Equity Index	46,755	42,942	1,806	(277)	(5,549)	2,044	82,065
Equity Index	382,831	243,706	17,681	(89)	38,115	10,047	645,730
International Equity Index	119,018	90,139	4,165	(229)	(11,158)	5,203	193,605
	$593,403	$416,964	$38,973	$(360)	$25,056	$18,882	$994,938
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$9,086	$13,472	$3,608	$41	$886	$375	$19,877
Emerging Markets Equity Index	11,659	17,929	835	(79)	(1,700)	579	26,974
Equity Index	95,313	114,494	8,066	(194)	10,914	2,845	212,135
International Equity Index	29,585	39,336	1,855	(112)	(3,354)	1,472	63,600
	$145,643	$185,231	$14,364	$(344)	$6,746	$5,271	$322,586

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation)	(depreciation)
Lifecycle Index Retirement Income	$464,870	$45,850	$(8,561)	$37,289
Lifecycle Index 2010	473,292	82,031	(7,767)	74,264
Lifecycle Index 2015	880,337	160,140	(13,535)	146,605
Lifecycle Index 2020	2,474,246	362,333	(39,701)	322,632
Lifecycle Index 2025	3,532,741	462,489	(62,646)	399,843
Lifecycle Index 2030	3,778,962	509,815	(75,410)	434,405
Lifecycle Index 2035	3,427,032	495,565	(69,503)	426,062
Lifecycle Index 2040	3,454,439	556,352	(76,014)	480,338
Lifecycle Index 2045	2,488,691	318,788	(56,949)	261,839
Lifecycle Index 2050	2,005,262	231,367	(45,284)	186,083
Lifecycle Index 2055	939,793	78,973	(23,828)	55,145
Lifecycle Index 2060	314,652	16,953	(9,019)	7,934

88	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

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For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2020 were as follows (dollar amounts are in thousands):

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Lifecycle Index Retirement Income	$229,198	$118,467
Lifecycle Index 2010	195,539	111,446
Lifecycle Index 2015	341,803	242,247
Lifecycle Index 2020	971,397	509,307
Lifecycle Index 2025	1,525,171	593,494
Lifecycle Index 2030	1,600,309	546,341
Lifecycle Index 2035	1,448,208	460,686
Lifecycle Index 2040	1,305,027	368,258
Lifecycle Index 2045	921,478	134,283
Lifecycle Index 2050	801,770	97,337
Lifecycle Index 2055	437,007	59,021
Lifecycle Index 2060	206,829	36,015

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2020 and May 31, 2019 was as follows:

	5/31/2020			5/31/2019
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Index Retirement Income	$10,281,606	$249,708	$10,531,314	$7,649,739	$1,125,202	$8,774,941
Lifecycle Index 2010	11,556,368	215,640	11,772,008	10,004,561	1,966,803	11,971,364
Lifecycle Index 2015	23,124,293	837,426	23,961,719	19,228,980	5,094,242	24,323,222
Lifecycle Index 2020	58,674,748	1,336,756	60,011,504	43,852,503	7,729,141	51,581,644
Lifecycle Index 2025	76,333,389	2,253,885	78,587,274	53,316,738	5,929,970	59,246,708
Lifecycle Index 2030	81,703,376	2,836,142	84,539,518	55,433,436	5,705,346	61,138,782
Lifecycle Index 2035	74,270,783	3,074,086	77,344,869	50,770,890	6,169,684	56,940,574
Lifecycle Index 2040	77,729,094	3,662,135	81,391,229	53,599,250	5,780,187	59,379,437
Lifecycle Index 2045	52,735,276	2,617,378	55,352,654	34,435,196	3,905,428	38,340,624
Lifecycle Index 2050	40,799,549	1,982,613	42,782,162	25,190,467	2,666,182	27,856,649
Lifecycle Index 2055	17,880,351	784,794	18,665,145	9,829,134	869,838	10,698,972
Lifecycle Index 2060	5,024,752	177,372	5,202,124	2,383,333	416,426	2,799,759

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	89

Notes to financial statements

As of May 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation
Fund	income	capital gains	(depreciation)	Total
Lifecycle Index Retirement Income	$1,189,359	$171,662	$37,288,553	$38,649,574
Lifecycle Index 2010	3,158,667	75,742	74,263,824	77,498,233
Lifecycle Index 2015	5,266,460	72,533	146,604,852	151,943,845
Lifecycle Index 2020	14,444,657	808,427	322,632,417	337,885,501
Lifecycle Index 2025	16,773,253	1,740,218	399,842,776	418,356,247
Lifecycle Index 2030	15,106,846	2,330,044	434,404,965	451,841,855
Lifecycle Index 2035	11,001,153	2,530,511	426,061,561	439,593,225
Lifecycle Index 2040	7,351,688	3,144,995	480,337,538	490,834,221
Lifecycle Index 2045	2,266,081	2,381,734	261,839,377	266,487,192
Lifecycle Index 2050	1,367,142	1,845,218	186,083,178	189,295,538
Lifecycle Index 2055	417,208	835,108	55,145,492	56,397,808
Lifecycle Index 2060	101,020	234,666	7,934,357	8,270,043

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the

90	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2020, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	91

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle Index 2060 Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle Index 2060 Fund (twelve of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

92	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	93

Important tax information (unaudited)

For the year ended May 31, 2020, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Index Retirement Income	$391,420
Lifecycle Index 2010	437,125
Lifecycle Index 2015	1,296,891
Lifecycle Index 2020	2,179,193
Lifecycle Index 2025	2,986,636
Lifecycle Index 2030	3,390,789
Lifecycle Index 2035	3,473,420
Lifecycle Index 2040	3,918,764
Lifecycle Index 2045	2,749,297
Lifecycle Index 2050	2,114,082
Lifecycle Index 2055	833,143
Lifecycle Index 2060	192,778

For the year ended May 31, 2020, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	31.8%
Lifecycle Index 2010	31.4
Lifecycle Index 2015	34.4
Lifecycle Index 2020	39.7
Lifecycle Index 2025	47.3
Lifecycle Index 2030	53.5
Lifecycle Index 2035	59.9
Lifecycle Index 2040	66.2
Lifecycle Index 2045	72.0
Lifecycle Index 2050	73.2
Lifecycle Index 2055	74.5
Lifecycle Index 2060	75.0

For the year ended May 31, 2020, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	20.1%
Lifecycle Index 2010	19.9
Lifecycle Index 2015	21.8
Lifecycle Index 2020	25.1
Lifecycle Index 2025	30.0
Lifecycle Index 2030	33.9
Lifecycle Index 2035	37.9
Lifecycle Index 2040	42.0
Lifecycle Index 2045	45.6
Lifecycle Index 2050	46.3
Lifecycle Index 2055	47.2
Lifecycle Index 2060	47.5

94	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2020, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income	$1,427,475	$0.04283
Lifecycle Index 2010	1,650,139	0.04798
Lifecycle Index 2015	3,616,747	0.05850
Lifecycle Index 2020	10,620,792	0.06681
Lifecycle Index 2025	16,523,228	0.07765
Lifecycle Index 2030	20,047,078	0.09206
Lifecycle Index 2035	20,458,432	0.10702
Lifecycle Index 2040	23,732,379	0.12457
Lifecycle Index 2045	17,530,835	0.13147
Lifecycle Index 2050	13,791,338	0.13008
Lifecycle Index 2055	6,156,937	0.08195
Lifecycle Index 2060	1,743,218	0.06857

For the year ended May 31, 2020, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income	$113,537	$0.00341
Lifecycle Index 2010	131,442	0.00382
Lifecycle Index 2015	288,223	0.00466
Lifecycle Index 2020	845,637	0.00532
Lifecycle Index 2025	1,316,405	0.00619
Lifecycle Index 2030	1,597,085	0.00733
Lifecycle Index 2035	1,629,855	0.00853
Lifecycle Index 2040	1,890,680	0.00992
Lifecycle Index 2045	1,396,623	0.01047
Lifecycle Index 2050	1,098,710	0.01036
Lifecycle Index 2055	490,503	0.00653
Lifecycle Index 2060	138,876	0.00546

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	95

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

96	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB:1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System and Santa Barbara Foundation; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	97

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2020

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

98	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	99

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2020

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

100	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	101

Approval of investment management agreement (unaudited)

its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following:

102	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

(1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on

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Approval of investment management agreement (unaudited)

the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated

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continued

and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’

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existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also considered that Advisors had agreed to a waiver ranging from 0.06% to 0.102% of each Fund’s management fee, which will continue through at least September 30, 2020. The Board also acknowledged certain reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2019.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered

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continued

that because Advisors operated each Fund at a loss, and has waived a portion of its management fees for each of the Funds, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Funds, which has the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee,

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expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Lifecycle Index Retirement Income Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.010% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.102% ending September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while its actual management fee rate (including the waiver) and contractual management fee rate ranked 4 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 3rd quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund was in the 1st quintile of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison (“Performance Universe”) for each of the one-, three- and five-year periods. For the ten-year period, the Fund ranked 1 out of 3 funds within its Performance Group and was in the 1st quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle Index 2010 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.040% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.102% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4 funds, 3 out of 4 funds and 4 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 4 funds in its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2015 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.05% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.095% ending September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate ranked 4 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods. The Fund ranked 1 out

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Approval of investment management agreement (unaudited)

of 4 funds within its Performance Group and was in the 1st quintile of its Performance Universe for the ten-year period.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2020 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.070% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.089% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5 funds, 2 out of 5 funds, 1 out of 5 funds and 1 out of 4 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Funds was in the 1st quintile of its Performance Universe for the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2025 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.06% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.082% ending September 30, 2020.

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continued

•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2030 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.075% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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Approval of investment management agreement (unaudited)

Lifecycle Index 2035 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.069% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2040 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.065% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 2nd, 1st, 1st

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continued

and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2045 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.06% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.062% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2050 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.06% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.061% ending September 30, 2020.

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•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and it ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2055 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.03% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.06% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2060 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund

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concluded

also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2019, the Fund’s effective management fee rate was 0.00% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.06% ending September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 4th quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one- and three-year periods. The Fund ranked 1 of 4 funds within its Performance Group and was in the 1st quintile of its Performance Universe for the five-year period.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

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Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

116	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	117

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

118	2020 Annual Report ■ TIAA-CREF Lifecycle Index Funds

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Index Funds ■ 2020 Annual Report	119

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	May 31, 2020

TIAA-CREF

Lifestyle Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	3

Letter to investors

Global financial markets produced mixed results for the twelve months ended May 31, 2020, as the effects of the COVID-19 pandemic persisted. U.S. equities posted double-digit gains amid continued economic growth for most of the period. Foreign stocks declined, with international developed markets faring better than emerging markets. U.S. fixed-income securities delivered strong gains as U.S. Treasury yields fell sharply across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.

•	All five TIAA-CREF Lifestyle Funds delivered positive returns for the period; however, all but the Lifestyle Aggressive Growth Fund trailed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 5.5% for the Lifestyle Income Fund to 7.2% for the Lifestyle Moderate Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. markets rose while international equities fell

U.S. equities advanced for the twelve months, despite the negative impact of the COVID-19 pandemic. The broad domestic stock market, as represented by the Russell 3000® Index, gained 11.5%. The U.S. economy grew at a steady pace for much of the period but contracted at an annualized rate of 5.0% during the first quarter of 2020. To help stimulate the economy, the Federal Reserve cut the federal funds target rate twice in March 2020 to 0.00%–0.25%, having already reduced the key short-term interest-rate measure three other times during the period.

International stocks did not perform as well as their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.4% in U.S.-dollar terms. In January 2020, the United States and China signed phase one of a trade deal in which the United States would reduce certain tariffs on Chinese products in exchange for China’s agreement to purchase more American farm, energy and manufactured goods.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts and Treasury yield declines. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.4% for the period.

4	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Maintaining a calm, balanced approach during periods of uncertainty

The COVID-19 pandemic occurred during one of the longest economic expansions in U.S. history. As the economic shutdown grew from days to weeks, managing daily routines became a challenge and stock markets around the world reacted with steep declines. However, equities demonstrated their resiliency with a strong rally in April and May. While it’s only natural to become more anxious during periods of elevated market volatility, paying too much attention to short-term events can shift your focus away from your long-term objectives. Often, the best course of action during periods of turmoil may be to stick with your financial plan and remain invested in a diversified portfolio that includes multiple asset classes. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Thank you for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019–May 31, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifestyle Funds Institutional Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )	Effective expenses paid during period (12/1/19–5/31/20	† )
Income Fund actual return	$1,000.00	$1,008.79	$0.50		$2.11
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.12
Conservative Fund actual return	1,000.00	997.04	0.50		2.30
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.33
Moderate Fund actual return	1,000.00	984.92	0.50		2.48
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.53
Growth Fund actual return	1,000.00	969.21	0.49		2.61
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.68
Aggressive Growth Fund actual return	1,000.00	955.31	0.49		2.74
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.83

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Income Fund, 0.10% for the Conservative Fund, 0.10% for the Moderate Fund, 0.10% for the Growth Fund and 0.10% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund, 0.46% for the Conservative Fund, 0.50% for the Moderate Fund, 0.53% for the Growth Fund and 0.56% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifestyle Funds Advisor Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )	Effective expenses paid during period (12/1/19–5/31/20	† )
Income Fund actual return	$1,000.00	$1,008.54	$0.80		$2.41
5% annual hypothetical return	1,000.00	1,024.20	0.81		2.43
Conservative Fund actual return	1,000.00	996.57	1.00		2.80
5% annual hypothetical return	1,000.00	1,024.00	1.01		2.83
Moderate Fund actual return	1,000.00	984.43	0.99		2.98
5% annual hypothetical return	1,000.00	1,024.00	1.01		3.03
Growth Fund actual return	1,000.00	969.06	0.98		3.10
5% annual hypothetical return	1,000.00	1,024.00	1.01		3.18
Aggressive Growth Fund actual return	1,000.00	954.15	0.93		3.18
5% annual hypothetical return	1,000.00	1,024.05	0.96		3.29

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.16% for the Income Fund, 0.20% for the Conservative Fund, 0.20% for the Moderate Fund, 0.19% for the Growth Fund and 0.19% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.48% for the Income Fund, 0.56% for the Conservative Fund, 0.60% for the Moderate Fund, 0.63% for the Growth Fund and 0.65% for the Aggressive Growth Fund.

10	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifestyle Funds Premier Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )	Effective expenses paid during period (12/1/19–5/31/20	† )
Income Fund actual return	$1,000.00	$1,008.01	$1.26		$2.86
5% annual hypothetical return	1,000.00	1,023.75	1.26		2.88
Conservative Fund actual return	1,000.00	996.32	1.25		3.04
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.08
Moderate Fund actual return	1,000.00	984.15	1.24		3.22
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29
Growth Fund actual return	1,000.00	968.93	1.23		3.35
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.44
Aggressive Growth Fund actual return	1,000.00	954.27	1.22		3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.59

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Income Fund, 0.25% for the Conservative Fund, 0.25% for the Moderate Fund, 0.25% for the Growth Fund and 0.25% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund, 0.61% for the Conservative Fund, 0.65% for the Moderate Fund, 0.68% for the Growth Fund and 0.71% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifestyle Funds Retirement Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )	Effective expenses paid during period (12/1/19–5/31/20	† )
Income Fund actual return	$1,000.00	$1,007.48	$1.76		$3.36
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.39
Conservative Fund actual return	1,000.00	995.90	1.65		3.44
5% annual hypothetical return	1,000.00	1,023.35	1.67		3.49
Moderate Fund actual return	1,000.00	983.64	1.74		3.72
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.79
Growth Fund actual return	1,000.00	967.98	1.72		3.84
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.94
Aggressive Growth Fund actual return	1,000.00	953.54	1.71		3.96
5% annual hypothetical return	1,000.00	1,023.25	1.77		4.09

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Income Fund, 0.33% for the Conservative Fund, 0.35% for the Moderate Fund, 0.35% for the Growth Fund and 0.35% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund, 0.69% for the Conservative Fund, 0.75% for the Moderate Fund, 0.78% for the Growth Fund and 0.81% for the Aggressive Growth Fund.

12	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2020

Lifestyle Funds Retail Class	Beginning account value (12/1/19)	Ending account value (5/31/20)	Expenses paid during period (12/1/19–5/31/20	* )	Effective expenses paid during period (12/1/19–5/31/20	† )
Income Fund actual return	$1,000.00	$1,007.33	$1.91		$3.51
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.54
Conservative Fund actual return	1,000.00	995.72	1.85		3.64
5% annual hypothetical return	1,000.00	1,023.15	1.87		3.69
Moderate Fund actual return	1,000.00	983.53	1.83		3.82
5% annual hypothetical return	1,000.00	1,023.15	1.87		3.89
Growth Fund actual return	1,000.00	967.91	1.87		3.99
5% annual hypothetical return	1,000.00	1,023.10	1.92		4.09
Aggressive Growth Fund actual return	1,000.00	953.48	1.95		4.20
5% annual hypothetical return	1,000.00	1,023.00	2.02		4.34

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Income Fund, 0.37% for the Conservative Fund, 0.37% for the Moderate Fund, 0.38% for the Growth Fund and 0.40% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund, 0.73% for the Conservative Fund, 0.77% for the Moderate Fund, 0.81% for the Growth Fund and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	13

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2020

Each of the five Lifestyle Funds generated positive results for the twelve-month period; however, all but one underperformed their respective composite benchmarks. Institutional Class returns ranged from 5.53% for the Lifestyle Income Fund to 7.23% for the Lifestyle Moderate Fund. The performance tables show returns for all share classes of the funds.

The Lifestyle Aggressive Growth Fund outperformed its composite benchmark by 0.30 of a percentage point. Relative underperformance among the other funds ranged from 0.62 of a percentage point for the Lifestyle Growth Fund to 1.86 percentage points for the Lifestyle Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

U.S. stocks and bonds advanced despite impact of COVID-19 pandemic

The U.S. economy expanded at a moderate pace for the first six months of the period, but it was jolted in 2020 by the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.1% in both the third and fourth quarters of 2019 but contracted by 5.0% during the first quarter of 2020, according to the government’s “second” estimate. The unemployment rate jumped to 14.7% in April but receded slightly to 13.3% in May, reflecting a modest resumption of economic activity. Core inflation, which includes all items except food and energy, eased to 1.2% for the twelve months ended May 31, 2020, while oil prices fell sharply.

During the twelve months, the Federal Reserve lowered the federal funds target rate on five occasions, bringing the key short-term interest-rate measure to 0.00%–0.25% by March 2020.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.46%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.41% in U.S.-dollar terms.

U.S. investment-grade bonds performed well as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.42%, while short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, advanced 4.57%.

14	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Equity funds produced largest gains

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund, all funds mentioned below are TIAA-CREF Funds.)

For the twelve months, the domestic equity sector posted mixed results but contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the category, the Large-Cap Growth Fund and the Quant Large-Cap Growth Fund produced double-digit gains. The Growth & Income Fund was next in line with a solid return in the high single digits. Foreign stock funds also delivered mixed performance, with the International Opportunities Fund advancing, while most other funds declined. Within fixed income, the Core Plus Bond Fund generated modest gains. (All fund returns are for the Institutional Class.)

U.S. stock and bond funds hurt relative performance

Four of the five Lifestyle Funds underperformed their respective composite benchmarks, primarily due to the relative weakness of underlying funds investing in domestic equities and fixed income. The Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities, outperformed its composite benchmark.

In the U.S. equity segment, the Growth & Income Fund, the Quant Large-Cap Growth Fund and the Nuveen Dividend Value Fund were significant detractors from relative performance across all Lifestyle Funds. However, these negative effects were partly offset by the relative outperformance of the Large-Cap Value Fund.

Within fixed income, the Core Plus Bond Fund was a substantial detractor from all of the Lifestyle Funds except the Lifestyle Aggressive Growth Fund. The Short-Term Bond Fund and the Core Bond Fund also hurt the relative returns of the Lifestyle Income Fund and the Lifestyle Conservative Fund.

In the foreign equity category, most funds benefited the Lifestyle Funds’ relative performance. The International Opportunities Fund, the International Equity Fund and the Emerging Markets Equity Fund all enhanced relative performance, particularly in the Lifestyle Aggressive Growth Fund. In contrast, the Quant International Small-Cap Equity Fund was a detractor across all of the Lifestyle Funds. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	15

Lifestyle Income Fund

Performance as of May 31, 2020

Lifestyle Income Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	5.53%	3.71%		4.50%		0.68%	0.42%
Advisor Class	12/4/15	5.47	3.69	†	4.49	†	0.75	0.50
Premier Class	12/9/11	5.47	3.55		4.34		0.83	0.57
Retirement Class	12/9/11	5.35	3.44		4.24		0.92	0.67
Retail Class	12/9/11	5.23	3.41		4.20		0.95	0.70
Lifestyle Income Fund Composite Index‡	—	7.39	3.91		4.25	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	7.44	4.23		4.25	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2020, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	14.35
International equity	6.10
Fixed income
Fixed income	39.80
Short-term fixed income	39.70
Other assets & liabilities, net	0.05
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	17

Lifestyle Conservative Fund

Performance as of May 31, 2020

Lifestyle Conservative Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	6.44%	4.52%		6.23%		0.56%	0.46%
Advisor Class	12/4/15	6.33	4.47	†	6.20	†	0.63	0.54
Premier Class	12/9/11	6.27	4.38		6.07		0.71	0.61
Retirement Class	12/9/11	6.11	4.27		5.96		0.80	0.71
Retail Class	12/9/11	6.16	4.25		5.93		0.82	0.73
Lifestyle Conservative Fund Composite Index‡	—	8.08	4.92		6.05	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	7.44	5.01		5.88	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2020, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	28.43
International equity	12.18
Fixed income
Fixed income	39.62
Short-term fixed income	19.76
Other assets & liabilities, net	0.01
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	19

Lifestyle Moderate Fund

Performance as of May 31, 2020

Lifestyle Moderate Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	7.23%	5.30%		7.93%		0.57%	0.50%
Advisor Class	12/4/15	7.12	5.23	†	7.89	†	0.65	0.58
Premier Class	12/9/11	7.03	5.14		7.77		0.72	0.65
Retirement Class	12/9/11	6.95	5.02		7.66		0.82	0.75
Retail Class	12/9/11	7.01	5.02		7.63		0.83	0.77
Lifestyle Moderate Fund Composite Index‡	—	8.53	5.85		7.80	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	6.07	5.27		7.08	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2020, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	42.37
International equity	18.19
Fixed income	39.40
Other assets & liabilities, net	0.04
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	21

Lifestyle Growth Fund

Performance as of May 31, 2020

Lifestyle Growth Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	7.18%	5.62%		9.07%		0.67%	0.54%
Advisor Class	12/4/15	7.03	5.56	†	9.03	†	0.75	0.62
Premier Class	12/9/11	7.02	5.45		8.90		0.82	0.69
Retirement Class	12/9/11	6.87	5.35		8.79		0.91	0.79
Retail Class	12/9/11	6.85	5.33		8.75		0.94	0.82
Lifestyle Growth Fund Composite Index‡	—	7.80	6.29		9.12	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	4.47	5.43		8.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2020, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	56.07
International equity	24.05
Fixed income	19.58
Other assets & liabilities, net	0.30
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	23

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2020

Lifestyle Aggressive Growth Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	7.14%	5.93%		10.20%		0.75%	0.57%
Advisor Class	12/4/15	7.01	5.88	†	10.17	†	0.83	0.65
Premier Class	12/9/11	7.00	5.79		10.04		0.90	0.72
Retirement Class	12/9/11	6.85	5.66		9.92		0.99	0.82
Retail Class	12/9/11	6.80	5.59		9.84		1.04	0.87
Lifestyle Aggressive Growth Fund Composite Index‡	—	6.84	6.63		10.37	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	2.73	5.43		8.94	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2020, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	69.97
International equity	30.03
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	25

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—39.8%
1,451,499	TIAA-CREF Core Bond Fund		$15,777,789	19.9%
1,462,285	TIAA-CREF Core Plus Bond Fund		15,778,052	19.9
	TOTAL FIXED INCOME		31,555,841	39.8
INTERNATIONAL EQUITY—6.1%
89,257	TIAA-CREF Emerging Markets Equity Fund		904,176	1.1
133,080	TIAA-CREF International Equity Fund		1,321,489	1.7
70,667	TIAA-CREF International Opportunities Fund		965,306	1.2
159,164	TIAA-CREF Quant International Equity Fund		1,034,565	1.3
74,362	TIAA-CREF Quant International Small-Cap Equity Fund		632,074	0.8
	TOTAL INTERNATIONAL EQUITY		4,857,610	6.1
SHORT-TERM FIXED INCOME—39.7%
3,031,355	TIAA-CREF Short-Term Bond Fund		31,495,780	39.7
	TOTAL SHORT-TERM FIXED INCOME		31,495,780	39.7
U.S. EQUITY—14.4%
38,980	Nuveen Dividend Value Fund		457,627	0.6
186,941	TIAA-CREF Growth & Income Fund		2,585,392	3.3
137,301	TIAA-CREF Large-Cap Growth Fund		3,262,279	4.1
156,352	TIAA-CREF Large-Cap Value Fund		2,426,578	3.1
93,289	TIAA-CREF Quant Large-Cap Growth Fund		1,439,457	1.8
56,262	TIAA-CREF Quant Large-Cap Value Fund		457,410	0.6
20,902	TIAA-CREF Quant Small-Cap Equity Fund		276,539	0.4
41,700	TIAA-CREF Quant Small/Mid-Cap Equity Fund		434,511	0.5
	TOTAL U.S. EQUITY		11,339,793	14.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $75,701,583)	79,249,024	100.0

	TOTAL PORTFOLIO	(Cost $75,701,583)	79,249,024	100.0
	OTHER ASSETS & LIABILITIES, NET		39,251	0.0
	NET ASSETS		$79,288,275	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

26	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—39.6%
2,679,309	TIAA-CREF Core Bond Fund		$29,124,084	9.9%
8,102,868	TIAA-CREF Core Plus Bond Fund		87,429,945	29.7
	TOTAL FIXED INCOME		116,554,029	39.6
INTERNATIONAL EQUITY—12.2%
649,121	TIAA-CREF Emerging Markets Equity Fund		6,575,598	2.2
952,169	TIAA-CREF International Equity Fund		9,455,037	3.2
550,346	TIAA-CREF International Opportunities Fund		7,517,724	2.6
1,171,979	TIAA-CREF Quant International Equity Fund		7,617,866	2.6
548,899	TIAA-CREF Quant International Small-Cap Equity Fund		4,665,643	1.6
	TOTAL INTERNATIONAL EQUITY		35,831,868	12.2
SHORT-TERM FIXED INCOME—19.8%
5,595,439	TIAA-CREF Short-Term Bond Fund		58,136,615	19.8
	TOTAL SHORT-TERM FIXED INCOME		58,136,615	19.8
U.S. EQUITY—28.4%
287,774	Nuveen Dividend Value Fund		3,378,467	1.1
1,380,277	TIAA-CREF Growth & Income Fund		19,089,225	6.5
1,009,508	TIAA-CREF Large-Cap Growth Fund		23,985,919	8.2
1,154,953	TIAA-CREF Large-Cap Value Fund		17,924,878	6.1
654,833	TIAA-CREF Quant Large-Cap Growth Fund		10,104,069	3.4
416,019	TIAA-CREF Quant Large-Cap Value Fund		3,382,235	1.1
192,296	TIAA-CREF Quant Small-Cap Equity Fund		2,544,078	0.9
308,673	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,216,376	1.1
	TOTAL U.S. EQUITY		83,625,247	28.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $278,965,293)	294,147,759	100.0

	TOTAL PORTFOLIO	(Cost $278,965,293)	294,147,759	100.0
	OTHER ASSETS & LIABILITIES, NET		33,035	0.0
	NET ASSETS		$294,180,794	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	27

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—39.4%
17,895,390	TIAA-CREF Core Plus Bond Fund		$193,091,255	39.4%
	TOTAL FIXED INCOME		193,091,255	39.4
INTERNATIONAL EQUITY—18.2%
1,606,162	TIAA-CREF Emerging Markets Equity Fund		16,270,425	3.3
2,351,856	TIAA-CREF International Equity Fund		23,353,927	4.8
1,390,574	TIAA-CREF International Opportunities Fund		18,995,247	3.9
2,911,575	TIAA-CREF Quant International Equity Fund		18,925,239	3.8
1,363,176	TIAA-CREF Quant International Small-Cap Equity Fund		11,586,999	2.4
	TOTAL INTERNATIONAL EQUITY		89,131,837	18.2
U.S. EQUITY—42.4%
716,282	Nuveen Dividend Value Fund		8,409,155	1.7
3,434,148	TIAA-CREF Growth & Income Fund		47,494,272	9.7
2,508,674	TIAA-CREF Large-Cap Growth Fund		59,606,106	12.2
2,867,819	TIAA-CREF Large-Cap Value Fund		44,508,555	9.1
1,568,082	TIAA-CREF Quant Large-Cap Growth Fund		24,195,509	4.9
1,033,286	TIAA-CREF Quant Large-Cap Value Fund		8,400,614	1.7
533,323	TIAA-CREF Quant Small-Cap Equity Fund		7,055,867	1.5
763,665	TIAA-CREF Quant Small/Mid-Cap Equity Fund		7,957,390	1.6
	TOTAL U.S. EQUITY		207,627,468	42.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $461,130,123)	489,850,560	100.0

	TOTAL PORTFOLIO	(Cost $461,130,123)	489,850,560	100.0
	OTHER ASSETS & LIABILITIES, NET		182,631	0.0
	NET ASSETS		$490,033,191	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

28	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—19.6%
4,515,923	TIAA-CREF Core Plus Bond Fund		$48,726,813	19.6%
	TOTAL FIXED INCOME		48,726,813	19.6
INTERNATIONAL EQUITY—24.0%
1,076,324	TIAA-CREF Emerging Markets Equity Fund		10,903,163	4.4
1,573,597	TIAA-CREF International Equity Fund		15,625,820	6.3
938,645	TIAA-CREF International Opportunities Fund		12,821,888	5.1
1,957,251	TIAA-CREF Quant International Equity Fund		12,722,130	5.1
915,428	TIAA-CREF Quant International Small-Cap Equity Fund		7,781,137	3.1
	TOTAL INTERNATIONAL EQUITY		59,854,138	24.0
U.S. EQUITY—56.1%
481,189	Nuveen Dividend Value Fund		5,649,155	2.3
2,306,920	TIAA-CREF Growth &Income Fund		31,904,698	12.8
1,685,372	TIAA-CREF Large-Cap Growth Fund		40,044,429	16.1
1,929,470	TIAA-CREF Large-Cap Value Fund		29,945,370	12.0
1,031,494	TIAA-CREF Quant Large-Cap Growth Fund		15,915,946	6.4
693,846	TIAA-CREF Quant Large-Cap Value Fund		5,640,971	2.3
385,934	TIAA-CREF Quant Small-Cap Equity Fund		5,105,902	2.1
513,873	TIAA-CREF Quant Small/Mid-Cap Equity Fund		5,354,558	2.1
	TOTAL U.S. EQUITY		139,561,029	56.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $234,172,981)	248,141,980	99.7

	TOTAL PORTFOLIO	(Cost $234,172,981)	248,141,980	99.7
	OTHER ASSETS & LIABILITIES, NET		741,968	0.3
	NET ASSETS		$248,883,948	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	29

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
INTERNATIONAL EQUITY—30.1%
863,197	TIAA-CREF Emerging Markets Equity Fund		$8,744,191	5.5%
1,256,375	TIAA-CREF International Equity Fund		12,475,804	7.8
759,040	TIAA-CREF International Opportunities Fund		10,368,486	6.5
1,577,457	TIAA-CREF Quant International Equity Fund		10,253,469	6.4
739,326	TIAA-CREF Quant International Small-Cap Equity Fund		6,284,271	3.9
	TOTAL INTERNATIONAL EQUITY		48,126,221	30.1
U.S. EQUITY—69.9%
384,274	Nuveen Dividend Value Fund		4,511,377	2.8
1,852,303	TIAA-CREF Growth & Income Fund		25,617,352	16.0
1,355,725	TIAA-CREF Large-Cap Growth Fund		32,212,029	20.1
1,551,104	TIAA-CREF Large-Cap Value Fund		24,073,131	15.0
820,956	TIAA-CREF Quant Large-Cap Growth Fund		12,667,351	7.9
556,722	TIAA-CREF Quant Large-Cap Value Fund		4,526,149	2.8
320,184	TIAA-CREF Quant Small-Cap Equity Fund		4,236,041	2.6
413,827	TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,312,081	2.7
	TOTAL U.S. EQUITY		112,155,511	69.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $151,020,627)	160,281,732	100.0

	TOTAL PORTFOLIO	(Cost $151,020,627)	160,281,732	100.0
	OTHER ASSETS &LIABILITIES, NET		(4,661)	(0.0)
	NET ASSETS		$160,277,071	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

30	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	31

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2020

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$79,249,024	$294,147,759	$489,850,560	$248,141,980	$160,281,732
Cash	47,431	309,701	250,806	—	212,149
Receivable from securities transactions	356,321	1,977,865	3,291,505	1,653,490	563,710
Receivable from Fund shares sold	18,738	149,410	44,274	771,285	17,969
Dividends receivable	122,635	368,733	474,322	119,555	560
Due from affiliates	16,322	15,473	17,200	15,315	14,475
Other	3,318	8,620	12,489	5,895	4,190
Total assets	79,813,789	296,977,561	493,941,156	250,707,520	161,094,785
LIABILITIES
Management fees payable	6,608	24,313	40,221	20,249	13,007
Service agreement fees payable	4,081	12,385	25,562	12,999	11,147
Distribution fees payable	10,675	42,709	67,978	33,127	17,062
Due to affiliates	18,911	20,212	21,440	19,946	19,433
Overdraft payable	—	—	—	271,817	—
Payable for securities transactions	443,227	2,339,490	3,487,386	1,255,494	629,244
Payable for Fund shares redeemed	5,030	293,582	172,971	147,351	78,177
Payable for trustee compensation	3,370	8,868	12,768	6,102	4,313
Accrued expenses and other payables	33,612	55,208	79,639	56,487	45,331
Total liabilities	525,514	2,796,767	3,907,965	1,823,572	817,714
NET ASSETS	$79,288,275	$294,180,794	$490,033,191	$248,883,948	$160,277,071
NET ASSETS CONSIST OF:
Paid-in-capital	$76,223,899	$278,801,978	$461,454,413	$234,939,369	$151,968,654
Total distributable earnings (loss)	3,064,376	15,378,816	28,578,778	13,944,579	8,308,417
NET ASSETS	$79,288,275	$294,180,794	$490,033,191	$248,883,948	$160,277,071
INSTITUTIONAL CLASS:
Net assets	$8,233,696	$34,602,785	$52,089,577	$33,984,552	$26,474,291
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	733,594	2,752,662	3,762,940	2,284,959	1,702,819
Net asset value per share	$11.22	$12.57	$13.84	$14.87	$15.55
ADVISOR CLASS:
Net assets	$109,559	$6,558,673	$12,977,115	$8,870,356	$7,051,388
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,763	521,862	937,675	596,921	453,404
Net asset value per share	$11.22	$12.57	$13.84	$14.86	$15.55
PREMIER CLASS:
Net assets	$312,760	$665,046	$556,678	$1,356,464	$312,541
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,850	52,868	40,128	91,214	20,050
Net asset value per share	$11.23	$12.58	$13.87	$14.87	$15.59
RETIREMENT CLASS:
Net assets	$19,742,143	$46,254,524	$93,586,508	$42,325,789	$42,643,557
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,760,768	3,684,349	6,770,297	2,857,010	2,752,816
Net asset value per share	$11.21	$12.55	$13.82	$14.81	$15.49
RETAIL CLASS:
Net assets	$50,890,117	$206,099,766	$330,823,313	$162,346,787	$83,795,294
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,538,422	16,423,865	23,943,854	10,974,504	5,419,027
Net asset value per share	$11.21	$12.55	$13.82	$14.79	$15.46
‡ Affiliated investments, cost	$75,701,583	$278,965,293	$461,130,123	$234,172,981	$151,020,627

32	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	33

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2020

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,906,043	$6,531,038	$10,260,178	$4,683,211	$2,746,278
Total income	1,906,043	6,531,038	10,260,178	4,683,211	2,746,278

EXPENSES
Management fees	77,365	277,184	449,709	222,403	151,928
Shareholder servicing — Institutional Class	468	2,410	646	731	2,096
Shareholder servicing — Advisor Class	57	4,834	10,096	6,304	4,276
Shareholder servicing — Premier Class	51	87	76	59	77
Shareholder servicing — Retirement Class	44,778	118,009	239,808	103,673	109,417
Shareholder servicing — Retail Class	13,833	36,860	63,272	40,675	36,201
Distribution fees — Premier Class	548	991	1,096	2,081	3,532
Distribution fees — Retail Class	127,670	477,416	738,994	341,531	183,766
Administrative service fees	40,198	42,826	45,224	42,195	41,228
Registration fees	78,308	82,762	83,578	80,005	77,209
Shareholder reports	21,169	36,535	50,934	35,109	27,927
Trustee fees and expenses	1,000	3,579	5,761	2,827	1,956
Other expenses	55,823	67,946	76,509	69,550	62,472
Total expenses	461,268	1,151,439	1,765,703	947,143	702,085
Less: Expenses reimbursed by the investment adviser	(196,414)	(244,680)	(261,966)	(229,021)	(212,419)
Net expenses	264,854	906,759	1,503,737	718,122	489,666

Net investment income (loss)	1,641,189	5,624,279	8,756,441	3,965,089	2,256,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	53,959	(467,723)	(1,943,848)	(1,627,011)	(2,741,169)
Realized gain distributions from affiliated investments	405,740	3,117,834	7,911,995	5,482,282	4,475,397
Realized gain (loss) from sale of unaffiliated investments	1,015	—	—	7,262	—
Net realized gain (loss) from investments	460,714	2,650,111	5,968,147	3,862,533	1,734,228
Net change in unrealized appreciation (depreciation) from affiliated investments	1,704,131	6,132,044	10,223,187	4,008,989	2,990,561
Net realized and unrealized gain (loss) from investments	2,164,845	8,782,155	16,191,334	7,871,522	4,724,789
Net increase (decrease) in net assets from operations	$3,806,034	$14,406,434	$24,947,775	$11,836,611	$6,981,401

34	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
OPERATIONS
Net investment income (loss)		$1,641,189	$1,666,444	$5,624,279	$4,777,431	$8,756,441	$6,475,452
Net realized gain (loss) from investments		460,714	627,708	2,650,111	4,154,612	5,968,147	9,940,173
Net change in unrealized appreciation (depreciation) from affiliated investments		1,704,131	(230,116)	6,132,044	(5,814,177)	10,223,187	(17,589,070)
Net increase (decrease) in net assets from operations		3,806,034	2,064,036	14,406,434	3,117,866	24,947,775	(1,173,445)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(283,593)	(238,044)	(1,246,088)	(965,983)	(2,262,993)	(1,530,132)
	Advisor Class	(3,938)	(3,825)	(87,884)	(8,227)	(259,983)	(22,469)
	Premier Class	(12,383)	(24,404)	(23,165)	(27,168)	(34,321)	(41,849)
	Retirement Class	(585,654)	(536,862)	(1,635,540)	(1,681,581)	(4,382,431)	(3,992,993)
	Retail Class	(1,674,077)	(1,627,790)	(5,953,830)	(6,154,708)	(11,666,976)	(8,960,970)
Total distributions		(2,559,645)	(2,430,925)	(8,946,507)	(8,837,667)	(18,606,704)	(14,548,413)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,511,997	8,464,960	17,762,239	17,290,896	21,604,803	27,000,420
	Advisor Class	1,992	5,906	1,010,365	286,400	1,002,866	1,019,310
	Premier Class	28,048	819,305	12,731	680,337	452	794,151
	Retirement Class	6,182,077	1,304,273	8,763,699	8,108,173	10,579,881	17,065,151
	Retail Class	8,692,775	5,997,187	20,954,305	18,895,798	25,150,555	31,694,071
Fund reorganization:‡	Advisor Class	—	—	8,131,840	—	17,748,392	—
	Retail Class	—	—	47,414,432	—	128,111,049	—
Reinvestments of distributions:	Institutional Class	283,196	237,648	1,245,624	965,473	2,262,319	1,529,514
	Advisor Class	231	91	76,795	3,816	244,911	9,621
	Premier Class	4,742	16,788	14,262	17,301	21,261	29,826
	Retirement Class	585,285	536,492	1,635,105	1,681,102	4,381,791	3,992,408
	Retail Class	1,638,191	1,593,003	5,868,063	6,075,851	11,429,389	8,791,797
Redemptions:	Institutional Class	(4,380,122)	(3,524,657)	(12,584,139)	(8,447,622)	(11,713,906)	(11,843,326)
	Advisor Class	(4,769)	(5)	(3,054,206)	(84,811)	(6,718,950)	(470,936)
	Premier Class	(542,803)	(278,646)	(78,104)	(245,669)	(496,775)	(78,268)
	Retirement Class	(2,858,598)	(3,086,025)	(9,394,796)	(6,803,890)	(15,437,146)	(18,207,196)
	Retail Class	(8,439,810)	(9,534,359)	(30,086,703)	(26,016,453)	(53,162,619)	(29,173,482)
Net increase (decrease) from shareholder transactions		4,702,432	2,551,961	57,691,512	12,406,702	135,008,273	32,153,061
Net increase (decrease) in net assets		5,948,821	2,185,072	63,151,439	6,686,901	141,349,344	16,431,203
NET ASSETS
Beginning of period		73,339,454	71,154,382	231,029,355	224,342,454	348,683,847	332,252,644
End of period		$79,288,275	$73,339,454	$294,180,794	$231,029,355	$490,033,191	$348,683,847
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	312,649	775,100	1,409,735	1,406,250	1,536,021	1,945,077
	Advisor Class	177	548	80,042	24,080	72,160	75,343
	Premier Class	2,503	73,919	991	53,738	32	55,265
	Retirement Class	554,999	118,652	698,531	658,779	752,785	1,223,574
	Retail Class	773,394	549,122	1,670,687	1,527,812	1,809,034	2,293,306
Shares from fund reorganization:§	Advisor Class	—	—	651,653	—	1,281,261	—
	Retail Class	—	—	3,804,454	—	9,262,047	—
Shares reinvested:	Institutional Class	25,689	22,166	101,284	81,307	164,683	117,960
	Advisor Class	21	9	6,413	320	17,989	736
	Premier Class	429	1,567	1,157	1,455	1,535	2,300
	Retirement Class	53,099	49,950	132,721	141,772	318,276	308,221
	Retail Class	148,466	148,366	477,792	512,754	831,842	679,479
Shares redeemed:	Institutional Class	(392,946)	(324,946)	(1,011,987)	(688,180)	(842,949)	(867,432)
	Advisor Class	(451)	(1)	(247,179)	(7,105)	(485,904)	(35,418)
	Premier Class	(48,541)	(25,055)	(6,260)	(19,596)	(35,206)	(5,588)
	Retirement Class	(256,120)	(282,427)	(772,340)	(557,650)	(1,122,066)	(1,333,886)
	Retail Class	(766,007)	(874,261)	(2,430,297)	(2,123,170)	(3,879,675)	(2,140,621)
Net increase (decrease) from shareholder transactions		407,361	232,709	4,567,397	1,012,566	9,681,865	2,318,316
‡	Refer to Note 1—organization and significant accounting policies for further details
§	Refer to Note 8—Fund reorganizations for further details

36	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
OPERATIONS
Net investment income (loss)		$3,965,089	$2,426,119	$2,256,612	$1,303,582
Net realized gain (loss) from investments		3,862,533	6,293,514	1,734,228	6,430,664
Net change in unrealized appreciation (depreciation) from affiliated investments		4,008,989	(12,879,315)	2,990,561	(13,049,548)
Net increase (decrease) in net assets from operations		11,836,611	(4,159,682)	6,981,401	(5,315,302)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(2,046,831)	(1,362,732)	(1,656,950)	(1,038,272)
	Advisor Class	(171,898)	(8,894)	(81,293)	(10,468)
	Premier Class	(71,803)	(75,496)	(22,195)	(17,817)
	Retirement Class	(2,131,844)	(1,985,863)	(2,464,215)	(2,013,498)
	Retail Class	(5,657,002)	(3,756,993)	(3,168,673)	(2,297,191)
Total distributions		(10,079,378)	(7,189,978)	(7,393,326)	(5,377,246)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	15,120,483	23,524,023	12,697,075	16,234,888
	Advisor Class	641,744	212,812	1,238,277	412,050
	Premier Class	83,326	1,605,288	8,235,685	11,582
	Retirement Class	6,565,838	6,835,481	6,437,842	5,105,678
	Retail Class	14,590,401	11,270,295	8,207,062	9,729,081
Fund reorganization:‡	Advisor Class	12,805,475	—	7,717,718	—
	Retail Class	80,141,179	—	39,932,063	—
Reinvestments of distributions:	Institutional Class	2,046,203	1,362,196	1,655,989	1,037,474
	Advisor Class	141,521	3,377	49,081	4,508
	Premier Class	55,513	61,506	3,581	2,335
	Retirement Class	2,131,045	1,985,186	2,463,292	2,012,741
	Retail Class	5,595,567	3,721,279	3,140,086	2,276,963
Redemptions:	Institutional Class	(17,594,605)	(7,474,281)	(12,654,034)	(5,556,574)
	Advisor Class	(5,003,703)	(55,894)	(2,138,365)	(320,964)
	Premier Class	(361,683)	(334,903)	(8,268,956)	(5,839)
	Retirement Class	(7,556,845)	(10,718,759)	(8,648,485)	(7,420,990)
	Retail Class	(23,632,882)	(12,703,786)	(15,611,749)	(11,188,034)
Net increase (decrease) from shareholder transactions		85,768,577	19,293,820	44,456,162	12,334,899
Net increase (decrease) in net assets		87,525,810	7,944,160	44,044,237	1,642,351
NET ASSETS
Beginning of period		161,358,138	153,413,978	116,232,834	114,590,483
End of period		$248,883,948	$161,358,138	$160,277,071	$116,232,834
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	987,740	1,527,220	792,907	989,530
	Advisor Class	41,923	15,090	83,798	24,173
	Premier Class	5,451	100,579	500,123	710
	Retirement Class	465,419	451,272	411,685	312,119
	Retail Class	985,938	745,648	524,599	597,101
Shares from fund reorganization:§	Advisor Class	855,350	—	490,942	—
	Retail Class	5,373,025	—	2,554,015	—
Shares reinvested:	Institutional Class	135,302	99,431	104,266	72,097
	Advisor Class	9,142	246	2,981	313
	Premier Class	3,669	4,486	225	161
	Retirement Class	141,311	145,222	155,993	140,163
	Retail Class	369,806	272,621	198,290	158,673
Shares redeemed:	Institutional Class	(1,145,058)	(493,632)	(821,452)	(334,261)
	Advisor Class	(333,131)	(4,089)	(137,606)	(20,857)
	Premier Class	(23,890)	(21,971)	(503,799)	(337)
	Retirement Class	(504,713)	(730,962)	(558,541)	(456,520)
	Retail Class	(1,612,063)	(844,628)	(1,022,226)	(694,210)
Net increase (decrease) from shareholder transactions		5,755,221	1,266,533	2,776,200	788,855
‡	Refer to Note 1—organization and significant accounting policies for further details
§	Refer to Note 8—Fund reorganizations for further details

38	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE INCOME FUND
Institutional Class:	5/31/20		$11.02	$0.26		$0.33	$0.59	$(0.27)	$(0.12)	$(0.39)	$11.22	5.53%		$8,234		0.36%		0.10%		2.37%		27%
	5/31/19		11.08	0.28		0.05	0.33	(0.29)	(0.10)	(0.39)	11.02	3.26		8,683		0.36		0.10		2.57		29
	5/31/18		11.04	0.24		0.13	0.37	(0.27)	(0.06)	(0.33)	11.08	3.25		3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
Advisor Class:	5/31/20		11.02	0.26		0.33	0.59	(0.27)	(0.12)	(0.39)	11.22	5.47		110		0.41		0.15		2.31		27
	5/31/19		11.07	0.28		0.06	0.34	(0.29)	(0.10)	(0.39)	11.02	3.24		110		0.37		0.13		2.53		29
	5/31/18		11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	5/31/20		11.02	0.25		0.34	0.59	(0.26)	(0.12)	(0.38)	11.23	5.47		313		0.52		0.25		2.15		27
	5/31/19		11.09	0.27		0.04	0.31	(0.28)	(0.10)	(0.38)	11.02	3.02		810		0.51		0.25		2.44		29
	5/31/18		11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
Retirement Class:	5/31/20		11.00	0.24		0.34	0.58	(0.25)	(0.12)	(0.37)	11.21	5.35		19,742		0.60		0.35		2.11		27
	5/31/19		11.06	0.25		0.06	0.31	(0.27)	(0.10)	(0.37)	11.00	2.92		15,504		0.60		0.35		2.29		29
	5/31/18		11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
Retail Class:	5/31/20		11.01	0.23		0.33	0.56	(0.24)	(0.12)	(0.36)	11.21	5.23		50,890		0.63		0.38		2.09		27
	5/31/19		11.07	0.25		0.05	0.30	(0.26)	(0.10)	(0.36)	11.01	2.98		48,233		0.63		0.38		2.27		29
	5/31/18		11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13

40	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/20		$12.26	$0.28		$0.49	$0.77	$(0.23)	$(0.23)	$(0.46)	$12.57	6.44%	$34,603		0.19%		0.10%		2.25%		29%
	5/31/19		12.58	0.29		(0.10)	0.19	(0.33)	(0.18)	(0.51)	12.26	1.68	27,635		0.20		0.10		2.34		24
	5/31/18		12.22	0.26		0.49	0.75	(0.32)	(0.07)	(0.39)	12.58	6.17	18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87	5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)	2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13	4,021		0.25		0.10		1.70		13
Advisor Class:	5/31/20		12.26	0.30		0.46	0.76	(0.22)	(0.23)	(0.45)	12.57	6.33	6,559		0.29		0.20		2.45		29
	5/31/19		12.58	0.26		(0.08)	0.18	(0.32)	(0.18)	(0.50)	12.26	1.62	379		0.27		0.18		2.16		24
	5/31/18		12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07	172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107		0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25 [b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	5/31/20		12.27	0.26		0.49	0.75	(0.21)	(0.23)	(0.44)	12.58	6.27	665		0.35		0.25		2.05		29
	5/31/19		12.59	0.27		(0.10)	0.17	(0.31)	(0.18)	(0.49)	12.27	1.62	699		0.35		0.25		2.17		24
	5/31/18		12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93	269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)	243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88	1,341		0.41		0.25		1.57		13
Retirement Class:	5/31/20		12.25	0.25		0.48	0.73	(0.20)	(0.23)	(0.43)	12.55	6.11	46,255		0.43		0.33		1.98		29
	5/31/19		12.57	0.26		(0.10)	0.16	(0.30)	(0.18)	(0.48)	12.25	1.51	44,397		0.44		0.35		2.08		24
	5/31/18		12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83	42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)	26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79	22,852		0.50		0.35		1.47		13
Retail Class:	5/31/20		12.24	0.25		0.49	0.74	(0.20)	(0.23)	(0.43)	12.55	6.16	206,100		0.45		0.37		1.99		29
	5/31/19		12.56	0.25		(0.10)	0.15	(0.29)	(0.18)	(0.47)	12.24	1.41	157,919		0.46		0.37		2.06		24
	5/31/18		12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90	163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)	103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77	86,146		0.52		0.38		1.45		13

42	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE MODERATE FUND
Institutional Class:	5/31/20		$13.55	$0.29		$ 0.67	$ 0.96	$(0.28)	$(0.39)	$(0.67)	$13.84	7.23%	$ 52,090		0.16%		0.10%		2.10%		31%
	5/31/19		14.18	0.29		(0.30)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.14	39,367		0.17		0.10		2.16		23
	5/31/18		13.44	0.26		0.94	1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670		0.23		0.10		1.78		13
Advisor Class:	5/31/20		13.55	0.37		0.58	0.95	(0.27)	(0.39)	(0.66)	13.84	7.12	12,977		0.26		0.20		2.64		31
	5/31/19		14.18	0.28		(0.29)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09	707		0.23		0.16		2.02		23
	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		–	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	5/31/20		13.58	0.24		0.70	0.94	(0.26)	(0.39)	(0.65)	13.87	7.03	557		0.32		0.25		1.72		31
	5/31/19		14.21	0.28		(0.30)	(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01	1,001		0.32		0.25		2.06		23
	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468		0.38		0.25		1.59		13
Retirement Class:	5/31/20		13.53	0.25		0.68	0.93	(0.25)	(0.39)	(0.64)	13.82	6.95	93,587		0.41		0.35		1.81		31
	5/31/19		14.17	0.26		(0.31)	(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)	92,295		0.42		0.35		1.87		23
	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886		0.47		0.35		1.52		13
Retail Class:	5/31/20		13.52	0.27		0.67	0.94	(0.25)	(0.39)	(0.64)	13.82	7.01	330,823		0.43		0.37		1.95		31
	5/31/19		14.16	0.25		(0.30)	(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)	215,314		0.43		0.37		1.85		23
	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332		0.50		0.38		1.48		13

44	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment Income (loss	)	Portfolio turnover rate
LIFESTYLE GROWTH FUND
Institutional Class:	5/31/20		$14.66	$0.28		$ 0.78	$ 1.06	$ (0.28)	$(0.57)	$(0.85)	$14.87	7.18%	$ 33,985		0.21%		0.10%		1.87%		35%
	5/31/19		15.75	0.26		(0.63)	(0.37)	(0.36)	(0.36)	(0.72)	14.66	(2.07)	33,809		0.23		0.10		1.76		29
	5/31/18		14.53	0.25		1.49	1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
Advisor Class:	5/31/20		14.65	0.38		0.66	1.04	(0.26)	(0.57)	(0.83)	14.86	7.03	8,870		0.30		0.20		2.57		35
	5/31/19		15.74	0.22		(0.60)	(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	5/31/20		14.65	0.25		0.79	1.04	(0.25)	(0.57)	(0.82)	14.87	7.02	1,356		0.36		0.25		1.64		35
	5/31/19		15.75	0.24		(0.64)	(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
Retirement Class:	5/31/20		14.60	0.23		0.78	1.01	(0.23)	(0.57)	(0.80)	14.81	6.87	42,326		0.45		0.35		1.55		35
	5/31/19		15.69	0.23		(0.64)	(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
Retail Class:	5/31/20		14.58	0.27		0.74	1.01	(0.23)	(0.57)	(0.80)	14.79	6.85	162,347		0.48		0.38		1.79		35
	5/31/19		15.67	0.22		(0.64)	(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18		14.46	0.19		1.51	1.7	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14

46	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/20		$15.40	$0.25		$ 0.87	$ 1.12	$(0.17)	$(0.80)	$(0.97)	$15.55	7.14%	$ 26,474		0.25%		0.10%		1.56%		33%
	5/31/19		16.95	0.23		(0.98)	(0.75)	(0.37)	(0.43)	(0.80)	15.40	(4.11)	25,052		0.28		0.10		1.42		24
	5/31/18		15.28	0.18		2.12	2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09		38
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75		41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18		14
Advisor Class:	5/31/20		15.40	0.37		0.72	1.09	(0.14)	(0.80)	(0.94)	15.55	7.01	7,051		0.33		0.19		2.39		33
	5/31/19		16.94	0.18		(0.93)	(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08		24
	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26	[c]	41
Premier Class:	5/31/20		15.43	0.03		1.06	1.09	(0.13)	(0.80)	(0.93)	15.59	7.00	313		0.39		0.25		0.17		33
	5/31/19		16.99	0.20		(0.99)	(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22		24
	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11		41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01		14
Retirement Class:	5/31/20		15.35	0.20		0.87	1.07	(0.13)	(0.80)	(0.93)	15.49	6.85	42,644		0.49		0.35		1.29		33
	5/31/19		16.89	0.18		(0.96)	(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09		24
	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81		41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89		14
Retail Class:	5/31/20		15.33	0.24		0.82	1.06	(0.13)	(0.80)	(0.93)	15.46	6.80	83,795		0.54		0.40		1.56		33
	5/31/19		16.88	0.17		(0.97)	(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04		24
	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76		41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87		14

‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2020 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	49

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and in other investment pools or investment products potentially including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 (“ASC”), Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

50	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2020, permanent book and tax differences resulting primarily from the utilization of equalization credits, distribution reallocations and reorganization adjustments were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	51

Notes to financial statements

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Fund reorganizations: During the current and prior fiscal periods, the Funds’ Board approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on October 18, 2019:

Target Fund		Acquiring Fund
Nuveen Strategy Conservative Allocation Fund	à	TIAA-CREF Lifestyle Conservative Fund
Nuveen Strategy Balanced Allocation Fund	à	TIAA-CREF Lifestyle Moderate Fund
Nuveen Strategy Growth Allocation Fund	à	TIAA-CREF Lifestyle Growth Fund
Nuveen Strategy Aggressive Growth Allocation Fund	à	TIAA-CREF Lifestyle Aggressive Growth Fund

Upon the closing of a Reorganization, the Target Funds transferred all of their assets and liabilities to the Acquiring Funds in exchange for Acquiring Fund shares of equal value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of the Reorganizations, shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganizations.

52	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

For accounting and performance reporting purposes, each Acquiring Fund is the survivor. Details of the Reorganizations are further described in Note 8—Fund reorganizations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of May 31, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	53

Notes to financial statements

maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with the approval of the Board.

Effective May 1, 2020, Advisors agreed to waive a portion of the expense cap for the Lifestyle Conservative Fund Retirement Class. The expense cap is 0.335% for the Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2020, the Funds did not engage in security transactions with affiliated entities.

54	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/20
Lifestyle Income Fund
TIAA-CREF Funds:
Core Bond	$14,100	$4,084	$3,015	$(2)	$611	$420	$15,778
Core Plus Bond	14,821	3,132	2,633	(27)	485	457	15,778
Emerging Markets Equity	953	459	483	(14)	(13)	13	904
Growth & Income	2,223	977	685	135	62	37	2,585
International Equity	1,116	626	410	(58)	47	21	1,321
International Opportunities	926	428	491	22	80	11	965
Large-Cap Growth	2,504	1,295	1,075	214	440	12	3,262
Large-Cap Value	2,410	940	876	(85)	38	58	2,427
Quant International Equity	934	1,276	1,072	(16)	(87)	34	1,035
Quant International Small-Cap Equity	578	257	144	(20)	(39)	21	632
Quant Large-Cap Growth	1,654	1,348	1,819	261	62	14	1,439
Quant Large-Cap Value	186	1,057	708	74	(104)	23	457
Quant Small-Cap Equity	324	609	699	18	27	1	277
Quant Small/Mid-Cap Equity	425	178	135	18	(28)	4	435
Short-Term Bond	30,135	7,082	5,871	(59)	209	774	31,496
Nuveen Funds:
Dividend Value	—	656	88	1	(86)	6	458
	$73,289	$24,404	$20,204	$462	$1,704	$1,906	$79,249
Lifestyle Conservative Fund
TIAA-CREF Funds:
Core Bond	$21,232	$13,123	$6,574	$(14)	$1,357	$752	$29,124
Core Plus Bond	70,587	30,756	16,508	(173)	2,769	2,470	87,431
Emerging Markets Equity	5,807	3,873	2,865	(182)	(57)	94	6,576
Growth & Income	14,097	8,409	3,724	913	366	259	19,090
International Equity	7,080	4,936	2,397	(430)	266	162	9,455
International Opportunities	5,865	3,449	2,498	5	697	85	7,518
Large-Cap Growth	15,861	9,911	5,623	1,326	3,380	85	23,986
Large-Cap Value	15,265	8,039	4,760	(560)	(59)	439	17,925
Quant International Equity	5,925	6,715	4,228	(271)	(523)	265	7,618
Quant International Small-Cap Equity	3,665	2,319	826	(157)	(335)	164	4,666
Quant Large-Cap Growth	8,177	7,369	6,998	1,516	542	101	10,104
Quant Large-Cap Value	3,457	5,361	5,001	565	(631)	174	3,382
Quant Small-Cap Equity	2,140	3,984	3,698	43	120	11	2,544
Quant Small/Mid-Cap Equity	2,690	1,566	748	131	(252)	30	3,216
Short-Term Bond	49,029	22,709	13,942	(122)	462	1,399	58,136
Nuveen Funds:
Dividend Value	—	4,683	440	60	(735)	41	3,377
	$230,877	$137,202	$80,830	$2,650	$7,367	$6,531	$294,148

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	55

Notes to financial statements

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/20
Lifestyle Moderate Fund
TIAA-CREF Funds:
Core Bond	$—	$—	$—	$—	$—	$9	$—
Core Plus Bond	143,293	93,478	50,604	(259)	7,184	5,382	193,091
Emerging Markets Equity	12,309	9,574	4,983	(337)	(293)	245	16,270
Growth & Income	32,174	22,014	7,214	2,403	590	631	47,494
International Equity	16,111	12,260	4,521	(885)	389	413	23,354
International Opportunities	13,419	9,226	5,277	(137)	1,764	214	18,995
Large-Cap Growth	36,179	24,313	10,223	3,007	8,552	221	59,606
Large-Cap Value	34,850	21,025	9,585	(913)	(868)	1,117	44,509
Quant International Equity	13,527	16,250	8,506	(1,311)	(1,036)	713	18,924
Quant International Small-Cap Equity	8,364	5,860	1,340	(222)	(1,075)	422	11,587
Quant Large-Cap Growth	17,006	14,504	10,275	2,122	2,168	267	24,196
Quant Large-Cap Value	9,616	11,995	12,156	1,242	(1,352)	443	8,402
Quant Small-Cap Equity	5,673	10,353	10,443	646	849	5	7,056
Quant Small/Mid-Cap Equity	6,132	4,109	1,494	335	(690)	77	7,957
Nuveen Funds:
Dividend Value	—	11,404	816	277	(1,968)	101	8,410
	$348,653	$266,365	$137,437	$5,968	$14,214	$10,260	$489,851
Lifestyle Growth Fund
TIAA-CREF Funds:
Core Bond	$—	$—	$—	$—	$—	$5	$—
Core Plus Bond	33,526	30,619	17,044	21	1,606	1,340	48,728
Emerging Markets Equity	7,376	7,066	3,115	(164)	(260)	168	10,903
Growth & Income	20,042	16,522	4,936	1,641	344	421	31,905
International Equity	10,066	9,240	3,313	(583)	216	285	15,626
International Opportunities	8,384	7,048	3,642	(137)	1,169	147	12,822
Large-Cap Growth	22,579	18,570	7,363	2,023	5,766	156	40,044
Large-Cap Value	21,733	16,164	6,614	(573)	(765)	770	29,945
Quant International Equity	8,444	10,689	4,950	(830)	(631)	472	12,722
Quant International Small-Cap Equity	5,218	4,687	1,228	(195)	(701)	290	7,781
Quant Large-Cap Growth	10,071	9,653	5,654	1,117	1,608	178	15,916
Quant Large-Cap Value	6,551	7,972	8,168	859	(924)	307	5,641
Quant Small-Cap Equity	3,779	6,591	5,834	264	384	19	5,106
Quant Small/Mid-Cap Equity	3,827	3,062	978	238	(493)	55	5,355
Nuveen Funds:
Dividend Value	—	7,724	591	190	(1,339)	70	5,648
	$161,596	$155,607	$73,430	$3,871	$5,980	$4,683	$248,142

56	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/20
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$6,588	$5,383	$2,815	$(257)	$(154)	$141	$8,745
Growth & Income	18,170	12,051	4,638	1,130	294	363	25,617
International Equity	9,089	7,216	3,439	(581)	191	231	12,476
International Opportunities	7,616	5,065	3,109	(125)	921	120	10,368
Large-Cap Growth	20,470	13,628	6,825	1,189	4,995	130	32,212
Large-Cap Value	19,717	11,882	6,355	(697)	(474)	627	24,073
Quant International Equity	7,665	8,087	4,376	(668)	(455)	375	10,253
Quant International Small-Cap Equity	4,732	3,628	1,295	(188)	(593)	238	6,284
Quant Large-Cap Growth	8,836	7,233	4,857	755	1,392	143	12,667
Quant Large-Cap Value	6,219	5,583	6,713	590	(625)	252	4,526
Quant Small-Cap Equity	3,561	4,472	3,965	249	20	25	4,236
Quant Small/Mid-Cap Equity	3,471	2,222	896	173	(412)	45	4,313
Nuveen Funds:
Dividend Value	—	6,253	494	164	(1,137)	56	4,512
	$116,134	$92,703	$49,777	$1,734	$3,963	$2,746	$160,282

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$76,930	$3,890	$(1,571)	$2,319
Lifestyle Conservative	284,416	18,179	(8,447)	9,732
Lifestyle Moderate	470,484	38,488	(19,122)	19,366
Lifestyle Growth	239,944	20,765	(12,567)	8,198
Lifestyle Aggressive Growth	155,744	15,132	(10,595)	4,537

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	57

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$24,741	$20,539
Lifestyle Conservative	137,201	80,830
Lifestyle Moderate	266,365	137,436
Lifestyle Growth	159,898	77,713
Lifestyle Aggressive Growth	92,703	49,777

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2020 and May 31, 2019 was as follows:

	5/31/2020			5/31/2019
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,695,266	$864,379	$2,559,645	$1,757,952	$672,973	$2,430,925
Lifestyle Conservative	4,471,869	4,474,638	8,946,507	5,491,049	3,346,618	8,837,667
Lifestyle Moderate	8,440,472	10,166,232	18,606,704	8,230,943	6,317,470	14,548,413
Lifestyle Growth	3,823,626	6,255,752	10,079,378	3,438,763	3,751,215	7,189,978
Lifestyle Aggressive Growth	1,444,218	5,949,108	7,393,326	2,334,636	3,042,610	5,377,246

As of May 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Total
Lifestyle Income	$202,266	$545,949	$2,319,479	$3,067,694
Lifestyle Conservative	1,753,649	3,901,911	9,731,875	15,387,435
Lifestyle Moderate	913,251	8,311,624	19,366,260	28,591,135
Lifestyle Growth	447,733	5,304,366	8,198,375	13,950,474
Lifestyle Aggressive Growth	714,503	3,060,612	4,537,492	8,312,607

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash

58	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2020, there were no borrowings under this credit facility by the Funds.

Note 8—Fund reorganizations

The Reorganizations as previously described in Note 1—organization and significant accounting policies, Fund reorganizations, were each structured to qualify as tax-free reorganizations under the Code for federal income tax purposes, and each Target Fund’s shareholder will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of each Reorganization, each Target Fund distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to each Target Fund’s shareholders for federal income tax purposes.

Investments of Target Funds

The cost, fair value and net unrealized appreciation (depreciation) of the investments of each Target Fund as of the date of each Reorganization were as follows:

	Nuveen Strategy Conservative Allocation	Nuveen Strategy Balanced Allocation	Nuveen Strategy Growth Allocation	Nuveen Strategy Aggressive Growth Allocation
Cost of investments	$55,963,976	$140,092,084	$90,349,109	$46,314,198
Fair value of investments	57,198,496	144,082,008	92,320,574	47,286,341
Net unrealized appreciation (depreciation) of investments	1,234,520	3,989,924	1,971,465	972,143

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	59

Notes to financial statements

For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Share transactions

For accounting and performance reporting purposes, each Acquiring Fund is the survivor. The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganizations are as follows:

Target Funds — Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Nuveen Strategy Conservative Allocation Fund
Class A	3,875,965	$41,875,438	$10.80
Class C	480,269	5,179,989	10.79
Class R3	33,256	359,005	10.80
Class I	754,465	8,131,840	10.78
Nuveen Strategy Balanced Allocation Fund
Class A	12,857,622	$111,942,993	$8.71
Class C	1,474,043	12,629,571	8.57
Class R3	412,427	3,538,485	8.58
Class I	2,051,280	17,748,392	8.65
Nuveen Strategy Growth Allocation Fund
Class A	6,650,869	$70,969,282	$10.67
Class C	634,421	6,567,561	10.35
Class R3	247,996	2,604,336	10.50
Class I	1,194,279	12,805,475	10.72
Nuveen Strategy Aggressive Growth Allocation Fund
Class A	2,628,927	$34,078,030	$12.96
Class C	360,718	4,461,905	12.37
Class R3	108,978	1,392,128	12.77
Class I	594,063	7,717,718	12.99

Acquiring Funds — Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Conservative Fund
Institutional	2,746,564	$34,278,449	$12.48
Advisor	62,184	775,977	12.48
Premier	52,279	653,032	12.49
Retirement	3,826,377	47,706,615	12.47
Retail	13,108,253	163,367,195	12.46
TIAA-CREF Lifestyle Moderate Fund
Institutional	3,381,037	$46,839,377	$13.85
Advisor	69,965	969,164	13.85
Premier	56,386	782,886	13.88
Retirement	7,029,273	97,270,489	13.84
Retail	16,075,717	222,357,970	13.83

60	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Acquiring Funds — Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Growth Fund
Institutional	2,515,327	$37,669,736	$14.98
Advisor	28,352	424,462	14.97
Premier	90,262	1,352,532	14.98
Retirement	2,747,916	41,039,312	14.93
Retail	6,040,700	90,100,008	14.92
TIAA-CREF Lifestyle Aggressive Growth Fund
Institutional	1,794,844	$28,225,844	$15.73
Advisor	13,580	213,479	15.72
Premier	23,994	377,971	15.75
Retirement	2,791,166	43,702,081	15.66
Retail	3,217,035	50,298,183	15.63

Acquiring Funds — After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Conservative Fund
Institutional	2,746,564	$34,278,449	$12.48
Advisor	713,837	8,907,817	12.48
Premier	52,279	653,032	12.49
Retirement	3,826,377	47,706,615	12.47
Retail	16,912,707	210,781,626	12.46
TIAA-CREF Lifestyle Moderate Fund
Institutional	3,381,037	$46,839,377	$13.85
Advisor	1,351,226	18,717,556	13.85
Premier	56,386	782,886	13.88
Retirement	7,029,273	97,270,489	13.84
Retail	25,337,763	350,469,019	13.83
TIAA-CREF Lifestyle Growth Fund
Institutional	2,515,327	$37,669,736	$14.98
Advisor	883,702	13,229,937	14.97
Premier	90,262	1,352,532	14.98
Retirement	2,747,916	41,039,312	14.93
Retail	11,413,724	170,241,187	14.92
TIAA-CREF Lifestyle Aggressive Growth Fund
Institutional	1,794,844	$28,225,844	$15.73
Advisor	504,522	7,931,197	15.72
Premier	23,994	377,971	15.75
Retirement	2,791,166	43,702,081	15.66
Retail	5,771,050	90,230,246	15.63

Pro forma results of operations

The beginning of the current fiscal period for the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund, and Nuveen Strategy Aggressive Growth Fund was September 1, 2018. Assuming the Reorganizations had been completed on June 1, 2019, the

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	61

Notes to financial statements	concluded

beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the current fiscal period are as follows:

Pro forma results (unaudited)	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
Net investment income (loss)	$6,038,888	$10,592,089	$4,296,569	$2,363,050
Net realized and unrealized gain (loss) on total investments	12,297,463	27,702,296	13,365,762	13,974,811
Net increase (decrease) in net assets from operations	18,336,351	38,294,385	17,662,331	16,337,861

Because the combined investment portfolios for the Reorganizations have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statements of Operations for the Acquiring Funds since the Reorganizations were consummated.

62	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund (five of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	63

Report of independent registered public accounting firm	concluded

confirmation of securities owned as of May 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

64	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Important tax information (unaudited)

For the year ended May 31, 2020, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifestyle Income	$923,334
Lifestyle Conservative	4,880,454
Lifestyle Moderate	10,711,463
Lifestyle Growth	6,683,027
Lifestyle Aggressive Growth	6,349,715

For the year ended May 31, 2020, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	12.3%
Lifestyle Conservative	36.7
Lifestyle Moderate	48.9
Lifestyle Growth	69.7
Lifestyle Aggressive Growth	100.0

For the year ended May 31, 2020, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	8.2%
Lifestyle Conservative	24.3
Lifestyle Moderate	31.9
Lifestyle Growth	45.6
Lifestyle Aggressive Growth	97.4

For the year ended May 31, 2020, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$82,275	$0.01164
Lifestyle Conservative	429,327	0.01832
Lifestyle Moderate	1,099,549	0.03101
Lifestyle Growth	1,123,795	0.06687
Lifestyle Aggressive Growth	655,058	0.06330

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	65

Important tax information (unaudited)	concluded

For the year ended May 31, 2020, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$9,209	$0.00130
Lifestyle Conservative	54,724	0.00234
Lifestyle Moderate	183,769	0.00518
Lifestyle Growth	125,247	0.00745
Lifestyle Aggressive Growth	81,302	0.00786

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

66	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds ■ May 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	67

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ■ May 31, 2020

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB:1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System and Santa Barbara Foundation; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

68	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	69

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ May 31, 2020

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.

70	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	71

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of

72	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Retail Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following:

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	73

Approval of investment management agreement (unaudited)

(1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on

74	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	75

Approval of investment management agreement (unaudited)

and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged certain fee waivers and reimbursements of expense above specified

76	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2019. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	77

Approval of investment management agreement (unaudited)

funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle and Lifecycle Index Funds, which have a different expense structure where both the fund of fund fees and the underlying fund fees are charged to the funds of funds directly. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Also, Advisors and its affiliates earn fees on the Funds’ investments in other affiliated products, such as Nuveen Funds. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding “net loss” refer to Advisors’

78	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s actual management fee rate and contractual fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Fund’s total expense ratio was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st quintile of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate and contractual fee rate ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	79

Approval of investment management agreement (unaudited)

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee were each in the 1st quintile of its Expense Group, while the Fund’s contractual management fee rate ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 2nd quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 5th, 4th and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.

80	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	81

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

82	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	83

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

84	2020 Annual Report ■ TIAA-CREF Lifestyle Funds

Morningstar Index

©2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Lifestyle Funds ■ 2020 Annual Report	85

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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730 Third Avenue New York, NY 10017-3206

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1186772	A13442 (7/20)

TIAA-CREF Funds	May 31, 2020

TIAA-CREF
Managed Allocation Fund

The annual report contains the audited financial statements.

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Managed Allocation Fund and describes the Fund’s results for the twelve months ended May 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying funds in which the Fund had investments as of May 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	3

Letter to investors

Global financial markets produced mixed results for the twelve months ended May 31, 2020, as the effects of the COVID-19 pandemic persisted. U.S. equities posted double-digit gains amid continued economic growth for most of the period. Foreign stocks declined, with international developed markets faring better than emerging markets. U.S. fixed-income securities delivered strong gains as U.S. Treasury yields fell sharply across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.

•	The Fund’s Institutional Class gained 7.1%, trailing the 8.5% return of its composite benchmark.
•	Relative underperformance of the Fund’s underlying funds, within U.S. equities and bonds, detracted from results.
•	Despite trailing its benchmark for the twelve-month period, results continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. markets rose while international equities fell

U.S. equities advanced for the twelve months, despite the negative impact of the COVID-19 pandemic. The broad domestic stock market, as represented by the Russell 3000® Index, gained 11.5%. The U.S. economy grew at a steady pace for much of the period but contracted at an annualized rate of 5.0% during the first quarter of 2020. To help stimulate the economy, the Federal Reserve cut the federal funds target rate twice in March 2020 to 0.00%–0.25%, having already reduced the key short-term interest-rate measure three other times during the period.

International stocks did not perform as well as their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.4% in U.S.-dollar terms. In January 2020, the United States and China signed phase one of a trade deal in which the United States would reduce certain tariffs on Chinese products in exchange for China’s agreement to purchase more American farm, energy and manufactured goods.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts and Treasury yield declines. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.4% for the period.

4	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Maintaining a calm, balanced approach during periods of uncertainty

The COVID-19 pandemic occurred during one of the longest economic expansions in U.S. history. As the economic shutdown grew from days to weeks, managing daily routines became a challenge and stock markets around the world reacted with steep declines. However, equities demonstrated their resiliency with a strong rally in April and May. While it’s only natural to become more anxious during periods of elevated market volatility, paying too much attention to short-term events can shift your focus away from your long-term objectives. Often, the best course of action during periods of turmoil may be to stick with your financial plan and remain invested in a diversified portfolio that includes multiple asset classes. The TIAA-CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Thank you for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed Allocation Fund invests (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019–May 31, 2020).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2020

	Beginning	Ending	Expenses paid		Effective expenses paid
	account value	account value	during period	*	during period	†
Managed Allocation Fund	(12/1/19)	(5/31/20)	(12/1/19–5/31/20)		(12/1/19–5/31/20)

Actual return
Institutional Class	$1,000.00	$983.33	$0.00		$1.98
Retirement Class	1,000.00	981.95	1.24		3.22
Retail Class	1,000.00	981.97	1.24		3.22

5% annual hypothetical return
Institutional Class	1,000.00	1,025.00	0.00		2.02
Retirement Class	1,000.00	1,023.75	1.26		3.29
Retail Class	1,000.00	1,023.75	1.26		3.29

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.65% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	9

Managed Allocation Fund

Performance for the twelve months ended May 31, 2020

The Managed Allocation Fund returned 7.09% for the Institutional Class, compared with the 8.53% return of its benchmark, the Managed Allocation Fund Composite Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks and bonds advanced despite impact of COVID-19 pandemic

The U.S. economy expanded at a moderate pace for the first six months of the period, but it was jolted in 2020 by the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.1% in both the third and fourth quarters of 2019 but contracted by 5.0% during the first quarter of 2020, according to the government’s “second” estimate. The unemployment rate jumped to 14.7% in April but receded slightly to 13.3% in May, reflecting a modest resumption of economic activity. Core inflation, which includes all items except food and energy, eased to 1.2% for the twelve months ended May 31, 2020, while oil prices fell sharply.

During the twelve months, the Federal Reserve lowered the federal funds target rate on five occasions, bringing the key short-term interest-rate measure to 0.00%–0.25% by March 2020.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.46%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –3.41% in U.S.-dollar terms.

U.S. investment-grade bonds performed well as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 9.42%.

10	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Equity funds produced largest gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund, all funds mentioned below are TIAA-CREF Funds.)

For the twelve months, the domestic equity sector posted mixed results, but contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the category, the Large-Cap Growth Fund and the Quant Large-Cap Growth Fund produced double-digit gains. The Growth & Income Fund was next in line with a solid return in the high single digits. Foreign stock funds also delivered mixed performance, with the International Opportunities Fund advancing, while most other funds declined. Within fixed income, the Core Plus Bond Fund generated modest gains. (All fund returns are for the Institutional Class.)

U.S. stock and bond funds hurt relative performance

For the twelve months, the Fund underperformed its composite benchmark primarily due to the relative weakness of underlying funds investing in domestic equities and bonds. In the U.S. equity segment, the Growth & Income Fund, the Quant Large-Cap Growth Fund and the Nuveen Dividend Value Fund were the largest detractors from relative performance. However, this negative effect was partly offset by the relative outperformance of the Large-Cap Value Fund.

Within fixed income, the Core Plus Bond Fund was a substantial detractor from the Fund’s relative performance.

In the foreign equity category, most funds benefited relative performance. The International Opportunities Fund, the International Equity Fund and the Emerging Markets Equity Fund contributed most to the Fund’s relative return. In contrast, the Quant International Small-Cap Equity Fund was the sole detractor. (Performance of the Managed Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	11

Managed Allocation Fund

Performance as of May 31, 2020

Managed Allocation Fund		Total Return	Average annual total return		Annual operating expenses*#
	Inception date	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	7.09%	5.40%	8.15%	0.43%	0.40%
Retirement Class	3/31/06	6.91	5.14	7.89	0.68	0.65
Retail Class	3/31/06	6.87	5.13	7.88	0.72	0.65
Managed Allocation Fund Composite Index‡	—	8.53	5.85	8.07	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	6.07	5.27	7.35	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
‡	As of the close of business on May 31, 2020, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

12	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 over 10 years

Institutional Class

Ending amounts are as of May 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/20
Equity
U.S. equity	42.41
International equity	18.15
Fixed income	39.41
Other assets & liabilities, net	0.03
Total	100.00

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	13

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—39.4%
30,613,497	TIAA-CREF Core Plus Bond Fund		$330,319,630	39.4%
	TOTAL FIXED INCOME		330,319,630	39.4
INTERNATIONAL EQUITY—18.2%
2,733,853	TIAA-CREF Emerging Markets Equity Fund		27,693,927	3.3
3,361,513	TIAA-CREF International Equity Fund		33,379,828	4.0
2,378,728	TIAA-CREF International Opportunities Fund		32,493,431	3.9
5,968,617	TIAA-CREF Quant International Equity Fund		38,796,008	4.6
2,328,578	TIAA-CREF Quant International Small-Cap Equity Fund		19,792,912	2.4
	TOTAL INTERNATIONAL EQUITY		152,156,106	18.2
U.S. EQUITY—42.4%
2,141,660	Nuveen Dividend Value Fund		25,143,083	3.0
5,503,074	TIAA-CREF Growth & Income Fund		76,107,509	9.1
3,220,714	TIAA-CREF Large-Cap Growth Fund		76,524,167	9.1
3,682,969	TIAA-CREF Large-Cap Value Fund		57,159,684	6.8
4,536,450	TIAA-CREF Quant Large-Cap Growth Fund		69,997,431	8.4
3,085,828	TIAA-CREF Quant Large-Cap Value Fund		25,087,783	3.0
957,705	TIAA-CREF Quant Small-Cap Equity Fund		12,670,439	1.5
1,227,019	TIAA-CREF Quant Small/Mid-Cap Equity Fund		12,785,536	1.5
	TOTAL U.S. EQUITY		355,475,632	42.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $719,246,152)	837,951,368	100.0

	TOTAL PORTFOLIO	(Cost $719,246,152)	837,951,368	100.0
	OTHER ASSETS & LIABILITIES, NET		292,977	0.0
	NET ASSETS		$838,244,345	100.0%

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

14	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2020

ASSETS
Affiliated investments, at value‡	$837,951,368
Cash	589,183
Receivable from securities transactions	5,618,035
Receivable from Fund shares sold	28,573
Dividends receivable	806,391
Due from affiliates	47,309
Other	81,170
Total assets	845,122,029

LIABILITIES
Service agreement fees payable	14,437
Distribution fees payable	153,755
Due to affiliates	17,285
Payable for securities transactions	6,111,951
Payable for Fund shares redeemed	321,280
Payable for trustee compensation	81,902
Accrued expenses and other payables	177,074
Total liabilities	6,877,684
NET ASSETS	$838,244,345

NET ASSETS CONSIST OF:
Paid-in-capital	$713,484,930
Total distributable earnings (loss)	124,759,415
NET ASSETS	$838,244,345

INSTITUTIONAL CLASS:
Net assets	$16,996,630
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,379,043
Net asset value per share	$12.32

RETIREMENT CLASS:
Net assets	$70,403,567
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,719,686
Net asset value per share	$12.31

RETAIL CLASS:
Net assets	$750,844,148
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	60,730,849
Net asset value per share	$12.36
‡ Affiliated investments, cost	$719,246,152

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	15

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2020

INVESTMENT INCOME
Dividends from affiliated investments	$18,981,631
Total income	18,981,631

EXPENSES
Shareholder servicing – Institutional Class	225
Shareholder servicing – Retirement Class	182,145
Shareholder servicing – Retail Class	279,095
Distribution fees – Retail Class	1,911,127
Administrative service fees	36,577
Trustee fees and expenses	11,123
Other expenses	200,855
Total expenses	2,621,147
Less: Expenses reimbursed by the investment adviser	(527,355)
Net expenses	2,093,792
Net investment income (loss)	16,887,839

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	4,525,551
Realized gain distributions from affiliated investments	15,407,285
Net realized gain (loss) from affiliated investments	19,932,836
Net change in unrealized appreciation (depreciation) from affiliated investments	18,788,498
Net realized and unrealized gain (loss) from affiliated investments	38,721,334
Net increase (decrease) in net assets from operations	$55,609,173

16	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2020	May 31, 2019

OPERATIONS
Net investment income (loss)		$16,887,839	$17,105,824
Net realized gain (loss) from affiliated investments		19,932,836	33,143,833
Net change in unrealized appreciation (depreciation) from affiliated investments		18,788,498	(50,088,595)
Net increase (decrease) in net assets from operations		55,609,173	161,062

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,048,523)	(1,183,517)
	Retirement Class	(4,053,827)	(4,014,456)
	Retail Class	(41,755,875)	(40,644,983)
Total distributions		(46,858,225)	(45,842,956)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,567,619	6,874,165
	Retirement Class	7,298,040	10,976,334
	Retail Class	28,727,109	34,901,992
Reinvestments of distributions:	Institutional Class	1,025,027	1,163,893
	Retirement Class	4,053,827	4,014,456
	Retail Class	40,142,425	38,834,280
Redemptions:	Institutional Class	(8,065,771)	(6,077,753)
	Retirement Class	(11,472,317)	(13,835,662)
	Retail Class	(71,498,083)	(67,001,881)
Net increase (decrease) from shareholder transactions		(4,222,124)	9,849,824
Net increase (decrease) in net assets		4,528,824	(35,832,070)

NET ASSETS
Beginning of period		833,715,521	869,547,591
End of period		$838,244,345	$833,715,521

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	443,102	544,448
	Retirement Class	575,538	869,992
	Retail Class	2,284,052	2,802,173
Shares reinvested:	Institutional Class	81,998	99,926
	Retirement Class	323,956	345,309
	Retail Class	3,193,075	3,324,452
Shares redeemed:	Institutional Class	(650,617)	(495,298)
	Retirement Class	(942,245)	(1,124,062)
	Retail Class	(5,788,917)	(5,391,863)
Net increase (decrease) from shareholder transactions		(480,058)	975,077

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	17

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	5/31/20	$12.18	$0.28		$ 0.58	$ 0.86	$(0.28)	$(0.44)	$(0.72)	$12.32	7.09%	$ 16,997		0.03%		0.00%		2.21%		27%
	5/31/19	12.89	0.29		(0.29)	0.00 [d]	(0.35)	(0.36)	(0.71)	12.18	0.40	18,320		0.03		0.00		2.34		20
	5/31/18	12.32	0.27		0.84	1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468		0.03		0.00		2.09		12
	5/31/17	11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16	12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
Retirement Class:	5/31/20	12.16	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.31	6.91	70,404		0.28		0.25		1.98		27
	5/31/19	12.87	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14	70,068		0.28		0.25		2.03		20
	5/31/18	12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17	11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16	12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
Retail Class:	5/31/20	12.21	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.36	6.87	750,844		0.32		0.25		1.97		27
	5/31/19	12.92	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14	745,328		0.32		0.25		2.00		20
	5/31/18	12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17	11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16	12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
[a]	Based on average shares outstanding.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	19

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products, potentially including other funds advised by the Fund’s investment adviser Teachers Advisors, LLC (“Advisors”), or it’s affiliates (collectively, “Underlying Funds”). The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

20	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares , except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2020, permanent book and tax differences resulting primarily from the utilization of equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	21

Notes to financial statements

travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Fund’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of May 31, 2020, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2020, the Fund did not engage in security transactions with affiliated entities.

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	23

Notes to financial statements

Issue	Value at 5/31/19	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/20
TIAA-CREF Funds:
Core Plus Bond	$342,379	$62,533	$84,829	$207	$10,030	$10,071	$330,320
Emerging Markets Equity	29,022	8,872	9,384	(587)	(229)	414	27,694
Growth & Income	72,085	13,097	10,939	4,190	1,624	1,156	76,107
International Equity	31,894	8,645	6,920	(1,214)	975	589	33,380
International Opportunities	32,237	5,648	8,684	347	2,945	364	32,493
Large-Cap Growth	64,910	12,106	13,308	4,165	11,479	296	76,524
Large-Cap Value	62,502	8,368	12,725	(770)	(215)	1,425	57,160
Quant International Equity	38,913	20,441	16,672	(1,991)	(1,895)	1,419	38,796
Quant International Small-Cap Equity	20,021	4,358	2,616	(495)	(1,475)	716	19,793
Quant Large-Cap Growth	65,150	17,470	22,472	6,074	7,423	752	69,997
Quant Large-Cap Value	46,425	16,411	35,862	6,607	(5,692)	1,337	25,088
Quant Small-Cap Equity	13,921	17,640	21,468	1,898	716	9	12,670
Quant Small/Mid-Cap Equity	13,740	2,587	2,480	667	(1,034)	127	12,786
Nuveen Funds:
Dividend Value	—	33,944	2,323	835	(5,864)	307	25,143
	$833,199	$232,120	$250,682	$19,933	$18,788	$18,982	$837,951

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$732,534	$130,420	$(25,003)		$105,417

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended May 31, 2020 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$232,120	$250,682

24	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2020 and May 31, 2019 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2020	$17,101,766	$29,756,459	$46,858,225
5/31/2019	21,553,529	24,289,427	45,842,956

As of May 31, 2020, the components of accumulated earnings on a tax basis consisted of $2,654,010 of undistributed ordinary income, $16,756,141 of undistributed long-term capital gains, and $105,417,473 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2020, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	25

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Managed Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Managed Allocation Fund (one of the funds constituting TIAA-CREF Funds hereafter referred to as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

26	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	27

Important tax information (unaudited)

For the year ended May 31, 2020, the Fund designates $30,755,140 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2020, the Fund designates 41.3% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2020, the Fund designates 27.4% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2020, the Managed Allocation Fund received income of 2,850,315 ($0.04202 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $310,871 ($0.00458 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020 which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

28	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	29

Trustees and officers (unaudited)	continued
TIAA-CREF Funds ■ May 31, 2020
Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and Positions Held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB:1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System and Santa Barbara Foundation; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

30	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014);Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer,Sloan Financial Group, Inc. (1991–2018);Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	31

Trustees and officers (unaudited)	concluded
TIAA-CREF Funds ■ May 31, 2020
Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis &Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.

32	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	33

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal

34	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	35

Approval of investment management agreement (unaudited)

explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Fund in particular

36	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

including, among other information, the current and expected impact on the Fund’s performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	37

Approval of investment management agreement (unaudited)

and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolios; active daily monitoring of the Fund’s investment portfolios; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December 31, 2019. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred a net loss with respect to the Fund in 2019, which was because Advisors did not charge the Fund any fees under the Agreement. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Fund. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual

38	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

operating expenses exceeded certain specified amounts. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Fund’s investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged that Advisors did not charge a management fee to the Fund.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there had been little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Fund has with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Fund adds scale to the TIAA-CREF Underlying Funds. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	39

Approval of investment management agreement (unaudited)	concluded

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. When the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Funs, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. The statement below regarding “net loss” refers to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate because the Fund is not charged a management fee.
•	The Fund was in the 2nd, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively, and ranked 1 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

40	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Liquidity risk management program

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	41

Liquidity risk management program	concluded

The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

42	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Managed Allocation Fund ■ 2020 Annual Report	43

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

44	2020 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Conduct.

2(a)  The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)  A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended May 31, 2020 and May 31, 2019 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this proxy statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant period.

4(a)  Audit Fees.

For the fiscal years ended May 31, 2020 and May 31, 2019, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $494,557 and $418,440, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended May 31, 2020 and May 31, 2019, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2020 and May 31, 2019, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended May 31, 2020 and May 31, 2019, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $361,950, respectively.

For the fiscal years ended May 31, 2020 and May 31, 2019, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended May 31, 2020 and May 31, 2019, PwC’s aggregate fees for all other services billed to the Registrant were $12,753 and $12,765, respectively.

For the fiscal years ended May 31, 2020 and May 31, 2019, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2020 and May 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2020 and May 31, 2019, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $304,917 and $281,833, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: July 17, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)